UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number	811-08228

The Timothy Plan
(Exact name of registrant as specified in charter)

1055 Maitland Center Commons, Maitland, FL 32751
(Address of principal executive offices) (Zip code)

Art Ally, The Timothy Plan

1055 Maitland Center Commons, Maitland, FL 32751

(Name and address of agent for service)

Registrant’s telephone number, including area code:	800-846-7526

Date of fiscal year end:  9/30

Date of reporting period: 3/31/17

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Registrant’s audited annual financial reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 are as follows:

March 31, 2017

Dear Shareholder:

Thank you for being a part of the Timothy Plan family. We take our responsibility seriously for the trust you have placed in us to morally, ethically, and economically look after your investment assets. The following is a brief explanation of the screening procedures we employ to provide you peace of mind about the portfolio you have with us.

Each company in every Fund portfolio has been carefully vetted at the time of its initial purchase. The vetting process incorporates in excess of a sixty (60) point screening exercise based upon the Biblical principles published in our prospectus. The screening continues even after companies are placed in our portfolios.

Subsequent to being placed in a portfolio, the companies are subject to random re-reviews as we monitor for changes in the policies and procedures that were in place when the companies were purchased, and once a year the entire portfolio of every fund is revisited. The Funds’ portfolios are also subjected to a quarterly internal audit to reaffirm that each company has a record of its vetting, and documentation verifying that it passed muster. The result is what we consider to be the most actively engaged morally screened fund family in existence. We hope you agree.

We again thank you for the honor of you trusting us to maintain a morally responsible portfolio that allows you to align your investments with your moral convictions.

Sincerely,

Arthur D. Ally,

President

Fund Profile

As of March 31, 2017 (Unaudited)

 Aggressive Growth Fund

Top Ten Industries
(% of Net Assets)
Healthcare - Products	8.1%
Semiconductors	7.2%
Electronics	7.0%
Retail	7.0%
Commercial Services	5.9%
Money Market Fund	5.6%
Banks	5.4%
Computers	4.4%
Pharmaceuticals	4.3%
Oil & Gas	4.2%
Other Assets Less Liabilities - Net	40.9%

100.0%

 Large/Mid Cap Growth Fund

Top Ten Industries
(% of Net Assets)
Retail	15.7%
Electronics	9.5%
Food	8.6%
Semiconductors	7.2%
Biotechnology	6.8%
Money Market Fund	6.6%
Chemicals	5.6%
Computers	4.4%
Pharmaceuticals	4.2%
Banks	4.2%
Other Assets Less Liabilities - Net	27.2%

100.0%

 Large/Mid Cap Value Fund

Top Ten Industries
(% of Net Assets)
Electronics	14.7%
Semiconductors	8.6%
Healthcare-Products	7.5%
Retail	5.6%
Diversified Financial Services	5.3%
Oil & Natural Gas	5.2%
Food	4.9%
REITS	4.9%
Banks	4.2%
Electric	3.7%
Other Assets Less Liabilities - Net	35.4%

100.0%

 High Yield Bond Fund

Top Ten Industries
(% of Net Assets)
Corporate Bonds	94.8%
Money Market Fund	5.2%

100.0%

International Fund

Top Ten Industries
(% of Net Assets)
Money Market Fund	12.4%
Banks	9.9%
Auto Parts & Equipment	8.7%
Pharmaceuticals	6.1%
Food	6.1%
Insurance	5.5%
Diversified Financial Services	5.2%
Oil & Gas	4.3%
Software	3.5%
Healthcare - Services	3.0%
Other Assets Less Liabilities - Net	35.3%

100.0%

Small Cap Value Fund

Top Ten Industries
(% of Net Assets)
Banks	15.4%
REITS	11.9%
Building Materials	8.1%
Oil & Gas	6.6%
Insurance	4.5%
Electric	4.0%
Retail	4.0%
Aerospace/Defense	4.0%
Electrical Components & Equipment	3.8%
Office Furnishings	3.7%
Other Assets Less Liabilities—Net	34.0%

100.0%

Fixed Income Fund

Top Ten Industries
(% of Net Assets)
Government Notes & Bonds	40.0%
Government Mortgage - Backed Securities	29.8%
Corporate Bonds	27.5%
Money Market Fund	2.3%
Other Assets Less Liabilities - Net	0.4%

100.0%

Israel Common Values Fund

Top Ten Industries
(% of Net Assets)
Banks	13.7%
Money Market Fund	10.8%
Real Estate	10.7%
Telecommunications	8.2%
Food	7.4%
Oil & Natural Gas	7.1%
Insurance	6.2%
Computers	4.8%
Software	4.5%
Electronics	4.4%
Other Assets Less Liabilities - Net	22.2%

100.0%

 Fund Profile

 As of March 31, 2017 (Unaudited)(Continued)

 Defensive Strategies Fund

Top Ten Industries
(% of Net Assets)
Treasury Inflation Protected Securities (TIPS)	30.2%
REITS	18.0%
Alternative Investments	14.6%
Oil & Gas	8.2%
Money Market Fund	6.6%
Mining	4.5%
Exchange Traded Funds	4.0%
Chemicals	2.8%
Food	2.3%
Iron/Steel	2.3%
Other Assets Less Liabilities - Net	6.5%

100.0%

 Conservative Growth Fund

Top Ten Industries
(% of Net Assets)
Mutual Funds	97.5%
Money Market Fund	2.7%
Other Assets Less Liabilities - Net	(0.2)%

100.0%

 Growth & Income Fund

Top Ten Industries
(% of Net Assets)
Government Notes & Bonds	23.1%
Money Market Fund	19.5%
Insurance	5.4%
Chemicals	5.1%
Treasury Inflation Protected Securities (TIPS)	4.0%
Diversified Financial Services	3.8%
Computers	3.5%
Auto Parts & Equipment	3.5%
Electronics	2.4%
Electric	2.4%
Other Assets Less Liabilities - Net	27.3%

100.0%

 Strategic Growth Fund

Top Ten Industries
(% of Net Assets)
Mutual Funds	99.9%
Money Market Fund	0.6%
Other Assets Less Liabilities - Net	(0.5)%

100.0%

 Emerging Markets Fund

Top Ten Industries
(% of Net Assets)
Banks	14.4%
Money Market Fund	13.3%
Preferred Stock	10.3%
REITS	8.1%
Telecommunications	6.6%
Retail	6.2%
Food	4.9%
Commercial Services	4.4%
Electric	4.2%
Building Materials	3.3%
Other Assets Less Liabilities - Net	24.3%

100.0%

Schedule of Investments  |  Aggressive Growth Fund

As of March 31, 2017 (Unaudited)

Shares		Fair Value

	COMMON STOCK - 96.6%
	AEROSPACE/DEFENSE - 1.6%
5,010	HEICO Corp.	$436,872

	AIRLINES - 3.1%
4,079	Copa Holdings SA	457,868
7,810	Spirit Airlines, Inc. *	414,477

		872,345

	BANKS - 5.4%
5,995	Bank of the Ozarks, Inc.	311,800
10,855	CenterState Banks, Inc.	281,145
2,735	SVB Financial Group *	508,956
8,861	Western Alliance Bancorp *	434,986

		1,536,887

	BIOTECHNOLOGY - 3.4%
3,775	BioMarin Pharmaceutical, Inc. *	331,370
4,019	Charles River Laboratories International, Inc. *	361,509
2,065	Incyte Corp. *	276,029

		968,908

	BUILDING MATERIALS - 0.6%
2,840	Apogee Enterprises, Inc.	169,292

	CHEMICALS - 3.5%
3,740	Ablemarle Corp.	395,094
15,525	Chemours Co.	597,712

		992,806

	COMMERCIAL SERVICES - 5.9%
3,165	Grand Canyon Education, Inc. *	226,646
6,120	INC Research Holdings, Inc. - Cl. A *	280,602
7,665	KAR Auction Services, Inc.	334,731
10,745	On Assignment, Inc. *	521,455
2,985	WEX, Inc. *	308,947

		1,672,381

	COMPUTERS - 4.4%
14,905	Electronics For Imaging, Inc. *	727,811
12,910	Mercury Systems, Inc. *	504,135

		1,231,946

	DISTRIBUTION/WHOLESALE - 0.6%
7,190	H&E Equipment Services, Inc.	176,299

	DIVERSIFIED FINANCIAL SERVICES - 2.3%
33,330	SLM Corp. *	403,293
3,465	WageWorks, Inc. *	250,519

		653,812

	ELECTRICAL COMPONENTS & EQUIPMENT - 1.5%
6,020	Belden, Inc.	416,524

	ELECTRONICS - 7.0%
6,700	Agilent Technologies, Inc.	354,229
4,450	Coherent, Inc. *	915,098
875	Mettler-Toledo International, Inc. *	419,046
8,795	Trimble, Inc. *	281,528

		1,969,901

	ENGINEERING & CONSTRUCTION - 2.1%
10,250	MasTec, Inc. *	410,513
5,140	NV5 Global, Inc. *	193,264

		603,777

The accompanying notes are an integral part of these financial statements.

Schedule of Investments  |  Aggressive Growth Fund

As of March 31, 2017 (Unaudited) (Continued)

Shares		Fair Value

	ENTERTAINMENT - 3.6%
5,305	Vail Resorts, Inc.	$1,018,030

	HEALTHCARE - PRODUCTS - 8.1%
6,480	Glaukos Corp. *	332,424
3,985	Henry Schein, Inc. *	677,330
450	Intuitive Surgical, Inc. *	344,912
6,800	NxStage Medical, Inc. *	182,444
9,815	Spectranetics Corp. *	285,862
2,378	Teleflex, Inc.	460,690

		2,283,662

	HEALTHCARE - SERVICES - 0.4%
7,570	Brookdale Senior Living, Inc. *	101,665

	HOME BUILDERS - 1.0%
8,120	Toll Brothers, Inc. *	293,213

	INSURANCE - 1.9%
6,995	Assured Guaranty Ltd.	259,584
14,860	Radian Group, Inc.	266,886

		526,470

	INTERNET - 3.2%
1,800	Palo Alto Networks, Inc. *	202,824
2,095	Proofpoint, Inc. *	155,784
10,985	RingCentral, Inc. *	310,876
1,875	Stamps.com, Inc. *	221,906

		891,390

	LEISURE TIME - 1.0%
4,557	Brunswick Corp.	278,888

	MACHINERY - DIVERSIFIED - 1.9%
3,980	Middleby Corp. *	543,071

	MEDIA - 0.7%
4,785	Sinclair Broadcast Group, Inc.	193,793

	MINING - 1.8%
10,523	US Silica Holdings, Inc.	504,999

	MISCELLANEOUS MANUFACTURER - 1.2%
5,025	Trinseo SA	337,177

	OIL & GAS - 4.2%
2,080	Concho Resources, Inc. *	266,947
4,085	Diamondback Energy, Inc. *	423,676
11,270	Matador Resources Co. *	268,113
9,920	Patterson-UTI Energy, Inc.	240,758

		1,199,494

	PACKAGING & CONTAINERS - 1.2%
4,710	Ball Corp.	349,765

	PHARMACEUTICALS - 4.3%
1,325	GW Pharmaceuticals PLC (ADR) *	160,245
5,378	Neurocrihne Biosciences, Inc. *	232,867
7,785	PRA Health Sciences, Inc. *	507,816
1,015	TESARO, Inc. *	156,178
7,860	Zynerba Pharmaceuticals, Inc. *	157,986

		1,215,092

The accompanying notes are an integral part of these financial statements.

Schedule of Investments  |  Aggressive Growth Fund

As of March 31, 2017 (Unaudited) (Continued)

Shares		Fair Value

	RETAIL - 7.0%
4,955	Burlington Stores, Inc. *	$482,072
15,190	Fiesta Restaurant Group, Inc. *	367,598
8,040	Kate Spade & Co. *	186,769
1,290	O’Reilly Automotive, Inc. *	348,094
1,195	Panera Bread Co. - Cl. A *	312,935
6,580	Texas Roadhouse, Inc.	293,007

		1,990,475

	SAVINGS & LOANS - 1.0%
6,995	Pacific Premier Bancorp, Inc. *
		269,657

	SEMICONDUCTORS - 7.2%
33,970	Advanced Micro Devices, Inc. *	494,264
5,190	Cavium, Inc. *	371,915
21,815	Cypress Semiconductor Corp.	300,174
3,865	Lam Research Corp.	496,111
3,885	Monolithic Power System, Inc.	357,809

		2,020,273

	SOFTWARE - 3.1%
10,170	Callidus Software, Inc. *	217,130
4,875	Fidelity National Information Services, Inc.	388,147
5,115	PTC, Inc. *	268,793

		874,070

	TELECOMMUNICATIONS - 1.1%
5,245	Acacia Communications, Inc. *	307,462

	TRANSPORTATION - 1.3%
5,610	Genesee & Wyoming, Inc. *	380,695

	TOTAL COMMON STOCK (Cost $25,327,848)	27,281,091

	MONEY MARKET FUND - 5.6%
1,574,014	Fidelity Institutional Money Market Funds - Government Portfolio, 0.56% (A) (Cost $1,574,014)	1,574,014

	TOTAL INVESTMENTS - 102.2% (Cost $26,901,862) (B)	$28,855,105
	OTHER ASSETS LESS LIABILITIES - NET - (2.2) %	(623,540)

	NET ASSETS - 100.0%	$28,231,565

*	Non-income producing securities.

ADR - American Depositary Receipt.

(A) Variable rate security; the rate shown represents the yield at March 31, 2017.

(B) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $27,188,067 and differs from fair value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$2,320,090
Unrealized depreciation	(653,052)

Net unrealized appreciation	$1,667,038

The accompanying notes are an integral part of these financial statements.

Schedule of Investments  |  International Fund

As of March 31, 2017 (Unaudited)

Shares		Fair Value

	COMMON STOCK - 87.7%
	AIRLINES - 1.4%
73,100	Japan Airlines Co. Ltd. (ADR) *	$1,159,001

	AUTO PARTS & EQUIPMENT - 8.7%
37,400	Continental AG (ADR)	1,645,974
52,000	Magna International, Inc.	2,244,320
73,100	Valeo SA (ADR)	2,437,300
41,600	Xinyi Glass Holdings Ltd. (ADR)	728,208

		7,055,802

	BANKS - 9.9%
10,000	Banco Macro SA - Cl. B (ADR)	867,000
39,339	DBS Group Holdings Ltd. (ADR)	2,190,002
7,200	DNB ASA (ADR)	1,149,660
61,000	KBC Group NV (ADR)	2,020,930
229,806	Mizuho Financial Group, Inc. (ADR)	847,984
44,100	Swedbank AB (ADR)	1,024,002

		8,099,578

	BUILDING MATERIALS - 2.9%
175,000	Asahi Glass Co. Ltd. (ADR)	1,419,250
102,000	Cemex SAB de CV (ADR) *	925,140

		2,344,390

	CHEMICALS - 2.5%
20,700	Arkema SA (ADR)	2,045,160

	COMMERCIAL SERVICES - 1.2%
21,000	AerCap Holdings NV *	965,370

	DIVERSIFIED FINANCIAL SERVICES - 5.2%
175,500	Daiwa Securities Group, Inc. (ADR)	1,066,163
42,800	ORIX Corp. (ADR)	3,181,324

		4,247,487

	ELECTRIC - 0.5%
47,900	Power Assets Holdings Ltd. (ADR)	409,066

	ELECTRONICS - 2.0%
13,600	Alps Electric Co. Ltd. (ADR)	773,160
27,400	Orbotech Ltd. *	883,650

		1,656,810

	ENGINEERING & CONSTRUCTION - 2.9%
120,000	Vinci SA (ADR)	2,379,600

	FOOD - 6.1%
132,800	Cencosud SA (ADR)	1,231,056
243,000	First Pacific Co. Ltd. (ADR)	886,950
14,000	Kerry Group PLC (ADR)	1,133,580
109,800	Marine Harvest ASA (ADR)	1,681,587

		4,933,173

	HAND/MACHINE TOOLS - 1.8%
71,650	Techtronic Industries Co. (ADR)	1,446,255

	HEALTHCARE - PRODUCTS - 2.6%
69,000	Smith & Nephew PLC (ADR)	2,134,170

	HEALTHCARE - SERVICES - 3.0%
58,000	Fresenius Medical Care AG & Co. (ADR)	2,443,540

	HOME BUILDERS - 0.9%
46,000	Sekisui House Ltd. (ADR)	758,080

	INSURANCE - 5.5%
51,100	Ageas (ADR)	1,996,988
57,200	Muenchener Rueckversicherungs AG (ADR)	1,121,120
51,900	Zurich Insurance Group AG (ADR)	1,384,173

		4,502,281

The accompanying notes are an integral part of these financial statements.

Schedule of Investments  |  International Fund

As of March 31, 2017 (Unaudited) (Continued)

Shares		Fair Value

	INTERNET - 1.6%
44,000	Tencent Holdings Ltd. (ADR)	$1,269,840

	MACHINERY - CONSTRUCTION & MINING - 1.8%
46,000	Atlas Copco AB (ADR)	1,464,295

	MINING - 1.1%
21,500	Rio Tinto PLC (ADR)	874,620

	MISCELLANEOUS MANUFACTURING - 1.7%
35,538	FUJIFILM Holdings Corp. (ADR)	1,391,490

	OIL & GAS - 4.3%
49,100	Eni SpA (ADR)	1,607,043
112,000	Statoil ASA (ADR)	1,924,160

		3,531,203

	OIL & GAS SERVICES - 1.3%
32,100	Technip SA *	1,043,250

	PHARMACEUTICALS - 6.1%
99,000	Ipsen SA (ADR)	2,453,220
14,600	Shire PLC (ADR)	2,543,758

		4,996,978

	RETAIL - 0.9%
83,600	Kingfisher PLC (ADR)	697,224

	SEMICONDUCTORS - 2.2%
17,100	NXP Semiconductors NV *	1,769,850

	SOFTWARE - 3.5%
28,000	Amadeus IT Holdings SA (ADR)	1,422,400
42,940	Open Text Corp.	1,460,389

		2,882,789

	TELECOMMUNICATIONS - 2.8%
53,000	Nippon Telegraph & Telephone Corp. (ADR)	2,270,520

	TRANSPORTATION - 1.8%
5,000	Canadian Pacific Railway Ltd.	734,600
48,000	East Japan Railway Co. (ADR)	696,960

		1,431,560

	WATER - 1.5%
119,000	Cia de Saneamento Basico do Estado de Sao Paulo (ADR) *	1,238,791

	TOTAL COMMON STOCK (Cost $59,807,817)	71,442,173

	MONEY MARKET FUND - 12.4%
10,123,601	Fidelity Institutional Money Market Funds - Government Portfolio, 0.56% (A) (Cost $10,123,601)	10,123,601

	TOTAL INVESTMENTS - 100.1% (Cost $69,931,418) (B)	$81,565,774
	OTHER ASSETS LESS LIABILITIES - NET - (0.1) %	(89,075)

	NET ASSETS - 100.0%	$81,476,699

*	Non-income producing securities.
(ADR)	American Depositary Receipt.

(A) Variable rate security; the rate shown represents the yield at March 31, 2017.

(B) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $70,930,126 and differs from fair value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$12,220,538
Unrealized depreciation	(1,584,890)

Net unrealized appreciation	$10,635,648

The accompanying notes are an integral part of these financial statements.

Schedule of Investments  |  International Fund

As of March 31, 2017 (Unaudited) (Continued)

Diversification of Assets
Country	% of Net Assets
Japan	16.6%
France	11.4%
Germany	6.4%
Norway	5.8%
Britain	5.8%
Canada	5.5%
Belgium	4.9%
Hong Kong	4.3%
United States	3.1%
Sweden	3.1%
Singapore	2.7%
Ireland	2.6%
Netherlands	2.2%
Italy	2.0%
Spain	1.7%
Switzerland	1.7%
China	1.6%
Brazil	1.5%
Chile	1.5%
Mexico	1.1%
Israel	1.1%
Argentina	1.1%

Total	87.7%
Money Market Fund	12.4%
Other Assets Less Liabilities - Net	(0.1)%

Grand Total	100.0%

The accompanying notes are an integral part of these financial statements.

Schedule of Investments | Large/Mid Cap Growth Fund

As of March 31, 2017 (Unaudited)

Shares		Fair Value

	COMMON STOCK - 93.9%
	AEROSPACE/DEFENSE - 3.1%
12,465	General Dynamics Corp.	$2,333,448

	AIRLINES - 0.8%
5,190	Copa Holdings SA	582,578

	BANKS - 4.2%
9,060	Bank of the Ozarks, Inc.	471,211
3,965	First Republic Bank	371,957
23,285	PacWest Bancorp	1,240,159
2,345	SVB Financial Group *	436,381
3,221	Webster Financial Corp.	161,179
10,400	Western Alliance Bancorp *	510,536

		3,191,423

	BIOTECHNOLOGY - 6.8%
1,494	Alexion Pharmaceuticals, Inc. *	181,133
8,395	BioMarin Pharmaceutical, Inc. *	736,913
24,170	Celgene Corp. *	3,007,473
5,497	Charles River Laboratories International, Inc. *	494,455
2,705	Incyte Corp. *	361,577
3,475	Sage Therapeutics, Inc. *	246,968
1,090	Vertex Pharmaceuticals, Inc. *	119,192

		5,147,711

	CHEMICALS - 5.6%
6,445	Albemarle Corp.	680,850
18,510	Chemours Co.	712,635
11,015	LyondellBasell Industries NV	1,004,458
15,550	Praxair, Inc.	1,844,230

		4,242,173

	COMMERCIAL SERVICES - 1.7%
8,165	INC Research Holdings, Inc. *	374,365
6,671	KAR Auction Services, Inc.	291,323
960	MarketAxess Holdings, Inc.	179,990
4,142	WEX, Inc. *	428,697

		1,274,375

	COMPUTERS - 4.4%
20,445	Check Point Software Technologies Ltd. *	2,098,884
16,530	Electronics for Imaging, Inc. *	807,160
10,480	Mercury Systems, Inc. *	409,244

		3,315,288

	DIVERSIFIED FINANCIAL SERVICES - 2.7%
50,060	Invesco Ltd.	1,533,338
38,820	SLM Corp. *	469,722

		2,003,060

	ELECTRICAL COMPONENTS & EQUIPMENT - 0.5%
5,080	Belden, Inc.	351,485

	ELECTRONICS - 9.5%
29,465	Amphenol Corp. - Cl. A	2,097,024
3,435	Avnet, Inc.	157,186
22,515	Honeywell International, Inc.	2,811,448
786	Mettler-Toledo International, Inc. *	376,423
18,915	TE Connectivity Ltd.	1,410,113
10,920	Trimble, Inc. *	349,549

		7,201,743

	ENGINEERING & CONSTRUCTION - 0.5%
10,165	MasTec, Inc. *	407,108

	ENTERTAINMENT - 1.2%
4,845	Vail Resorts, Inc.	929,756

The accompanying notes are an integral part of these financial statements.

Schedule of Investments  |  Large/Mid Cap Growth Fund

As of March 31, 2017 (Unaudited) (Continued)

Shares		Fair Value

	FOOD - 8.6%
34,950	Hain Celestial Group, Inc. *	$1,300,140
19,550	JM Smucker Co.	2,562,614
27,205	McCormick & Co., Inc.	2,653,848

		6,516,602

	HEALTHCARE - PRODUCTS - 3.7%
4,345	Edwards Lifesciences Corp. *	408,734
7,521	Glaukos Corp. *	385,827
2,741	Henry Schein, Inc. *	465,888
440	Intuitive Surgical, Inc. *	337,247
7,215	Masimo Corp. *	672,871
2,650	Teleflex, Inc.	513,385

		2,783,952

	HEALTHCARE - SERVICES - 0.4%
4,412	Centene Corp. *	314,399

	HOME BUILDERS - 0.7%
13,790	Toll Brothers, Inc. *	497,957

	INSURANCE - 0.6%
5,774	Assured Guaranty, Ltd.	214,273
13,755	Radian Group, Inc.	247,040

		461,313

	INTERNET - 0.5%
13,720	8x8, Inc. *	209,230
1,295	Palo Alto Networks, Inc. *	145,921

		355,151

	LEISURE TIME - 0.7%
8,394	Brunswick Corp.	513,713

	MACHINERY - DIVERSIFIED - 0.6%
3,592	Middleby Corp. *	490,128

	MEDIA - 0.3%
5,205	Sinclair Broadcast Group, Inc.	210,803

	MINING - 0.5%
7,585	US Silica Holdings, Inc.	364,004

	OIL & GAS - 3.9%
1,845	Concho Resources, Inc. *	236,787
31,650	ConocoPhillips	1,578,385
5,530	Diamondback Energy, Inc. *	573,544
15,170	Patterson-UTI Energy, Inc.	368,176
9,505	SM Energy Co.	228,310

		2,985,202

	OIL & GAS SERVICES- 0.5%
20,250	RPC, Inc.	370,777

	PACKAGING & CONTAINERS - 0.6%
5,980	Ball Corp.	444,075

	PHARMACEUTICALS - 4.2%
33,815	AbbVie, Inc.	2,203,385
6,021	Neurocrine Biosciences, Inc. *	260,709
8,075	VCA, Inc. *	738,862

		3,202,956

The accompanying notes are an integral part of these financial statements.

Schedule of Investments  |  Large/Mid Cap Growth Fund

As of March 31, 2017 (Unaudited) (Continued)

Shares		Fair Value

	RETAIL - 15.7%
3,715	AutoZone, Inc. *	$2,686,131
1,130	Buffalo Wild Wings, Inc. *	172,607
6,285	Burlington Stores, Inc. *	611,468
14,620	Costco Wholesale Corp.	2,451,628
4,705	Dick’s Sporting Goods, Inc.	228,945
20,225	Foot Locker, Inc.	1,513,032
32,825	Lowe’s Cos, Inc.	2,698,543
1,585	O’Reilly Automotive, Inc. *	427,696
2,070	Panera Bread Co. - Cl. A *	542,071
5,505	Texas Roadhouse, Inc.	245,138
3,675	Tractor Supply Co.	253,465

		11,830,724

	SEMICONDUCTORS - 7.2%
9,700	Cavium, Inc. *	695,102
2,655	Lam Research Corp.	340,796
16,082	Marvell Technology Group Ltd.	245,411
44,055	Maxim Integrated Products, Inc.	1,980,713
5,505	Monolithic Power Systems, Inc.	507,010
11,265	NVIDIA Corp.	1,227,096
6,205	Qorvo, Inc. *	425,415

		5,421,543

	SOFTWARE - 2.9%
18,300	Callidus Software, Inc. *	390,705
5,685	Fidelity National Information Services, Inc.	452,640
12,835	PTC, Inc. *	674,479
7,305	ServiceNow, Inc. *	638,968

		2,156,792

	TELECOMMUNICATIONS - 0.7%
3,990	LogMeIn, Inc.	389,025
2,170	Nice Ltd. (ADR)	147,517

		536,542

	TRANSPORTATION - 0.6%
7,119	Genesee & Wyoming, Inc. *	483,094

	TOTAL COMMON STOCK (Cost $62,483,137)	70,919,875

	MONEY MARKET FUND - 6.6%
4,987,505	Fidelity Institutional Money Market Funds - Government Portfolio, 0.56% (A)	4,987,505

	(Cost $4,987,505)

	TOTAL INVESTMENTS - 100.5% (Cost $67,470,642)(B)	$75,907,380
	OTHER ASSETS LESS LIABILITIES - NET - (0.5) %	(395,122)

	NET ASSETS - 100.0%	$75,512,258

* Non-income producing securities.

ADR - American Depositary Receipt.

(A) Variable rate security; the rate shown represents the yield at March 31, 2017.

(B) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $67,447,842 and differs from fair value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$9,521,497
Unrealized depreciation	(1,061,959)

Net unrealized appreciation	$8,459,538

The accompanying notes are an integral part of these financial statements.

Schedule of Investments | Small Cap Value Fund

As of March 31, 2017 (Unaudited)

Shares		Fair Value

	COMMON STOCK - 84.2%
	AEROSPACE/DEFENSE - 4.0%
29,610	Esterline Technologies Corp. *	$2,547,941
53,500	Kaman Corp.	2,574,955

		5,122,896

	APPAREL - 1.9%
43,073	Oxford Industries, Inc.	2,466,360

	APPAREL - 0.4%
18,000	Douglas Dynamics, Inc.	551,700

	BANKS - 15.4%
48,417	Chemical Financial Corp.	2,476,530
66,363	Columbia Banking System, Inc.	2,587,493
73,675	Glacier Bancorp, Inc.	2,499,793
58,680	Great Western Bancorp, Inc.	2,488,619
135,644	Heritage Commerce Corp.	1,912,580
63,404	Legacy Texas Financial Group, Inc.	2,529,820
39,400	ServisFirst Bancshares, Inc.	1,433,372
16,200	South State Corp.	1,447,470
37,154	Wintrust Financial Corp.	2,568,084

		19,943,761

	BUILDING MATERIALS - 8.1%
43,836	Apogee Enterprises, Inc.	2,613,064
97,496	Continental Building Products, Inc. *	2,388,652
109,510	Summit Materials, Inc. *	2,705,992
39,101	Trex Co., Inc. *	2,713,218

		10,420,926

	COMMERCIAL SERVICES - 1.5%
54,985	Carriage Services, Inc.	1,491,193
20,089	Kelly Services, Inc. - Cl. A	439,146

		1,930,339

	COMPUTERS - 2.1%
56,300	Electronics For Imaging, Inc. *	2,749,129

	ELECTRIC - 4.0%
37,810	ALLETE, Inc.	2,560,115
45,300	NorthWestern Corp.	2,659,110

		5,219,225

	ELECTRICAL COMPONENTS & EQUIPMENT - 3.8%
15,420	Littelfuse, Inc.	2,465,812
92,811	Novanta, Inc. *	2,464,132

		4,929,944

	ELECTRONICS - 1.0%
18,025	OSI Systems, Inc. *	1,315,645

	ENGINEERING & CONSTRUCTION - 2.0%
70,300	Comfort Systems USA, Inc.	2,576,495

	ENTERTAINMENT - 2.1%
71,642	International Speedway Corp.	2,647,172

	FOOD - 2.0%
19,033	J & J Snack Foods Corp.	2,580,113

	HEALTHCARE - PRODUCTS - 3.6%
42,231	CONMED Corp.	1,875,479
32,007	Integra LifeSciences Holdings Corp. *	1,348,455
50,873	Merit Medical Systems, Inc. *	1,470,230

		4,694,164

The accompanying notes are an integral part of these financial statements.

Schedule of Investments  |  Small Cap Value Fund

As of March 31, 2017 (Unaudited) (Continued)

Shares		Fair Value

	INSURANCE - 4.5%
19,745	AMERISAFE, Inc.	$1,281,451
68,029	Employers Holdings, Inc.	2,581,701
18,500	Kemper Corp.	738,150
17,897	Safety Insurance Group, Inc.	1,254,580

		5,855,882

	LEISURE TIME - 1.0%
79,562	ClubCorp Holdings, Inc.	1,276,970

	MACHINERY - 2.1%
17,462	Alamo Group, Inc.	1,330,430
42,443	Gorman-Rupp Co.	1,332,710

		2,663,140

	OFFICE FURNISHINGS - 3.7%
132,100	Interface, Inc.	2,516,505
95,715	Knoll, Inc.	2,278,974

		4,795,479

	OIL & GAS - 6.6%
218,340	Callon Petroleum Co. *	2,873,354
68,025	Resolute Energy Corp. *	2,748,210
336,207	SRC Energy, Inc. *	2,837,587

		8,459,151

	PACKAGING & CONTAINERS - 1.6%
89,590	KapStone Paper and Packaging Corp.	2,069,529

	RETAIL - 4.0%
28,010	Lithia Motors, Inc.	2,399,056
109,000	Sonic Corp.	2,764,240

		5,163,296

	SAVINGS & LOANS - 2.0%
71,423	Berkshire Hills Bancorp, Inc.	2,574,799

	SEMICONDUCTORS - 2.0%
38,535	MKS Instruments, Inc.	2,649,281

	SOFTWARE - 2.0%
63,196	Omnicell, Inc. *	2,568,917

	TRANSPORTATION - 1.7%
107,415	Heartland Express, Inc.	2,153,671

	WATER - 1.1%
26,205	Connecticut Water Service, Inc.	1,392,796

	TOTAL COMMON STOCK (Cost $92,359,661)	108,770,780

	REITs - 11.9%
92,144	Easterly Government Properties, Inc.	1,823,530
42,200	Potlatch Corp.	1,928,540
11,300	PS Business Parks, Inc.	1,296,788
172,725	Ramco-Gershenson Properties Trust	2,421,604
105,155	STAG Industrial, Inc.	2,630,978
163,197	Summit Hotel Properties, Inc.	2,607,888
96,518	Terreno Realty Corp.	2,702,504

	TOTAL REITs (Cost $13,889,889)	15,411,832

The accompanying notes are an integral part of these financial statements.

Schedule of Investments  |  Small Cap Value Fund

As of March 31, 2017 (Unaudited) (Continued)

Shares		Fair Value

	MONEY MARKET FUND - 3.1%
3,929,669	Fidelity Institutional Money Market Funds - Government Portfolio, 0.56% (A)	$3,929,669

	(Cost $3,929,669)

	TOTAL INVESTMENTS - 99.2% (Cost $110,179,219)(B)	$128,112,281
	OTHER ASSETS LESS LIABILITIES - NET - 0.8%	1,043,070

	NET ASSETS - 100.0%	$129,155,351

* Non-income producing securities.

REITs - Real Estate Investment Trust.

(A) Variable rate security; the rate shown represents the yield at March 31, 2017.

(B) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $110,551,437 and differs from fair value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$19,144,314
Unrealized depreciation	(1,583,470)

Net unrealized appreciation	$17,560,844

The accompanying notes are an integral part of these financial statements.

Schedule of Investments | Large/Mid Cap Value Fund

As of March 31, 2017 (Unaudited)

Shares		Fair Value

	COMMON STOCK - 92.3%
	AEROSPACE/DEFENSE - 2.6%
27,300	General Dynamics Corp.	$5,110,560

	APPAREL - 2.6%
94,665	VF Corp.	5,203,735

	AUTO PARTS & EQUIPMENT - 1.2%
58,600	BorgWarner, Inc.	2,448,894

	BANKS - 4.2%
53,900	East West Bancorp, Inc.	2,781,779
16,986	SVB Financial Group *	3,160,925
48,315	Western Alliance Bancorp *	2,371,783

		8,314,487

	BEVERAGES - 2.6%
52,460	Dr. Pepper Snapple Group, Inc.	5,136,883

	CHEMICALS - 2.7%
17,350	Sherwin-Williams Co.	5,381,797

	COMPUTERS - 2.5%
80,785	Amdocs Ltd.	4,927,077

	DIVERSIFIED FINANCIAL SERVICES - 5.3%
21,400	Alliance Data Systems Corp.	5,328,600
84,870	Intercontinental Exchange, Inc.	5,081,167

		10,409,767

	ELECTRIC - 3.7%
48,050	DTE Energy Co.	4,906,386
41,465	NorthWestern Corp.	2,433,996

		7,340,382

	ELECTRIC COMPONENTS & EQUIPMENT - 2.5%
40,500	Hubbell, Inc.	4,862,025

	ELECTRONICS - 14.7%
70,740	Amphenol Corp. - Cl. A	5,034,566
96,800	Avnet, Inc.	4,429,568
126,300	FLIR Systems, Inc.	4,582,164
39,300	Honeywell International, Inc.	4,907,391
88,200	PerkinElmer, Inc.	5,120,892
68,300	TE Connectivity, Ltd.	5,091,765

		29,166,346

	FOOD - 4.9%
35,490	JM Smucker Co.	4,652,029
52,300	McCormick & Co., Inc.	5,101,865

		9,753,894

	HEALTHCARE - PRODUCTS - 7.5%
20,100	CR Bard, Inc.	4,995,654
114,800	Patterson Companies, Inc.	5,192,404
67,400	STERIS PLC	4,681,604

		14,869,662

	INSURANCE 2.4%
120,100	XL Group Ltd.	4,787,186

	MACHINERY - 1.1%
45,300	Flowserve Corp.	2,193,426

	MISCELLANEOUS MANUFACTURING - 2.5%
94,600	AO Smith Corp.	4,839,736

The accompanying notes are an integral part of these financial statements.

Schedule of Investments  |  Large/Mid Cap Value Fund

As of March 31, 2017 (Unaudited) (Continued)

Shares		Fair Value

	OIL & NATURAL GAS - 5.2%
50,585	EOG Resources, Inc.	$4,934,567
52,200	Marathon Petroleum Corp.	2,638,188
63,140	RSP Permian, Inc. *	2,615,890

		10,188,645

	OIL & GAS SERVICES - 1.2%
46,305	Halliburton Co.	2,278,669

	PHARMACEUTICALS - 2.3%
69,700	Express Scripts Holding Co. *	4,593,927

	RETAIL - 5.6%
31,875	Advance Auto Parts, Inc.	4,725,787
37,800	Dick’s Sporting Goods, Inc.	1,839,348
49,900	Genuine Parts Co.	4,611,259

		11,176,394

	SEMICONDUCTORS - 8.6%
25,400	Broadcom Ltd.	5,561,584
58,700	KLA - Tencor Corp.	5,580,609
45,200	Lam Research Corp.	5,801,872

		16,944,065

	SOFTWARE - 1.2%
36,350	Broadridge Financial Solutions, Inc.	2,469,982

	TEXTILES - 2.6%
22,600	Mohawk Industries, Inc. *	5,186,474

	TRANSPORTATION - 2.6%
47,900	Union Pacific Corp.	5,073,568

	TOTAL COMMON STOCK (Cost $147,710,979)	182,657,581

	REITs - 4.9%
21,900	Public Storage	4,794,129
27,800	Simon Property Group, Inc.	4,782,434

	TOTAL REITs (Cost $10,652,376)	9,576,563

	MONEY MARKET FUND - 2.8%
5,580,710	Fidelity Institutional Money Market Funds - Government Portfolio, 0.56% (A)	5,580,710

	(Cost $5,580,710)

	TOTAL INVESTMENTS - 100.0% (Cost $163,944,065)(B)	$197,814,854
	OTHER ASSETS LESS LIABILITIES - NET - 0.0%	8,386

	NET ASSETS - 100.0%	$197,823,240

* Non-income producing securities.

REITs - Real Estate Investment Trust.

(A) Variable rate security; the rate shown represents the yield at March 31, 2017.

(B) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $163,946,591 and differs from fair value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$35,763,533
Unrealized depreciation	(1,895,270)

Net unrealized appreciation	$33,868,263

The accompanying notes are an integral part of these financial statements.

Schedule of Investments | Fixed Income Fund

As of March 31, 2017 (Unaudited)

Par Value		Coupon Rate (%)	Maturity	Fair Value

	BONDS & NOTES - 97.3%
	CORPORATE BONDS - 27.5%
$1,000,000	ABB Finance USA, Inc.	2.875	5/8/2022	$1,012,036
1,000,000	Boardwalk Pipelines LP	5.750	9/15/2019	1,073,876
1,000,000	Broadridge Financial Solutions, Inc.	3.400	6/27/2026	976,721
1,000,000	Canadian Pacific RR Co.	2.900	2/1/2025	982,255
1,000,000	Celgene Corp.	3.875	8/15/2025	1,023,878
1,000,000	CME Group, Inc.	3.000	3/15/2025	1,001,444
1,000,000	Delphi Automotive Systems Corp.	4.150	3/15/2024	1,045,749
325,000	Eaton Corp.	5.600	5/15/2018	338,627
750,000	Eaton Corp.	2.750	11/2/2022	745,732
1,000,000	Enable Midstream Partners LP	3.900	5/15/2024	977,422
1,000,000	Energy Transfer Partners LP	6.700	7/1/2018	1,054,984
500,000	Enterprise Products Operating, LLC	6.125	10/15/2039	582,806
750,000	Husky Energy, Inc.	3.950	4/15/2022	777,775
930,227	John Sevier Combined Cycle Generation LLC	4.626	1/15/2042	999,028
750,000	Johnson Controls, Inc.	5.000	3/30/2020	805,757
1,000,000	Kennametal, Inc.	3.875	2/15/2022	998,167
800,000	LYB International Finance BV	4.000	7/15/2023	834,951
1,250,000	Pentair Finance SA	4.650	9/15/2025	1,300,935
1,000,000	Phillips 66	3.605	2/15/2025	975,462
1,000,000	Plains All American Pipeline LP	3.650	6/1/2022	1,015,062
1,000,000	Potash Corp.	4.000	12/15/2026	1,025,773
128,000	Rio Tinto Finance USA PLC	2.875	8/21/2022	129,025
1,000,000	Stanley Black & Decker, Inc.	2.900	11/1/2022	1,011,517
1,200,000	Sunoco Logistics Partners LP	4.250	4/1/2024	1,223,378
750,000	Tyco Electronics Group SA	6.550	10/1/2017	768,326
1,200,000	Ventas Realty LP/CAP Corp.	3.250	8/15/2022	1,208,885
1,000,000	Zimmer Biomet Holdings, Inc.	2.700	4/1/2020	1,007,772

	TOTAL CORPORATE BONDS (Cost $24,611,367)			24,897,343

	U.S. GOVERNMENT & AGENCY OBLIGATIONS - 69.8%
	GOVERNMENT NOTES & BONDS - 40.0%
2,400,000	United States Treasury Note	2.125	8/31/2020	2,438,156
7,000,000	United States Treasury Note	3.125	5/15/2021	7,365,449
7,000,000	United States Treasury Note	2.125	6/30/2022	7,049,494
6,750,000	United States Treasury Note	2.250	11/15/2024	6,734,576
3,000,000	United States Treasury Note	2.000	8/15/2025	2,921,837
7,000,000	United States Treasury Note	1.625	2/15/2026	6,582,597
2,500,000	United States Treasury Note	4.500	2/15/2036	3,171,435

	TOTAL GOVERNMENT NOTES & BONDS (Cost $36,775,194)			36,263,544

	GOVERNMENT MORTGAGE-BACKED SECURITIES - 29.8%
843	GNMA Pool 585163	5.000	2/15/2018	858
1,358	GNMA Pool 585180	5.000	2/15/2018	1,387
563	GNMA Pool 592492	5.000	3/15/2018	577
832	GNMA Pool 599821	5.000	1/15/2018	850
315,278	GNMA Pool 701857	4.500	5/15/2039	337,511
767,386	GNMA Pool 701961	4.500	6/15/2039	822,742
726,227	GNMA Pool 783060	4.000	8/15/2040	769,610
364,403	GNMA Pool 783403	3.500	9/15/2041	378,092
3,033,543	GNMA Pool AD 8801	3.500	3/15/2043	3,161,406
967,875	GNMA Pool AQ0562	4.000	12/15/2046	1,023,623

The accompanying notes are an integral part of these financial statements.

Schedule of Investments  |  Fixed Income Fund

As of March 31, 2017 (Unaudited) (Continued)

Par Value		Coupon Rate (%)	Maturity	Fair Value

	GOVERNMENT MORTGAGE-BACKED SECURITIES - 29.8% (Cont.)
$ 478,925	GNMA Pool G2 4520	5.000	8/20/2039	$526,980
567,165	GNMA Pool G2 4947	5.000	2/20/2041	622,833
612,676	GNMA Pool G2 752631	4.500	10/20/2040	667,519
1,475,960	GNMA Pool G2 AL 9364	3.500	3/20/2045	1,534,717
2,112,743	GNMA Pool G2 MA0155	4.000	6/20/2042	2,243,266
1,381,582	GNMA Pool G2 MA0220	3.500	7/20/2042	1,439,112
1,480,906	GNMA Pool G2 MA3376	3.500	1/20/2046	1,537,712
2,645,787	GNMA Pool G2 MA3663	3.500	5/20/2046	2,747,277
1,152,009	GNMA Pool G2 MA3735	3.000	6/20/2046	1,163,827
958,462	GNMA Pool G2 MA3736	3.500	6/20/2046	995,227
1,582,907	GNMA Pool G2 MA3803	3.500	7/20/2046	1,643,626
1,417,663	GNMA Pool G2 MA3804	4.000	7/20/2046	1,499,065
1,552,874	GNMA Pool G2 MA4004	3.500	10/20/2046	1,612,440
1,592,498	GNMA Pool G2 MA4197	4.000	1/20/2047	1,684,304
543,436	GNMA Pool G2 MA4264	4.500	2/20/2047	581,600

	TOTAL GOVERNMENT MORTGAGE-BACKED SECURITIES (Cost $27,335,850)			26,996,161

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $64,111,044)			63,259,705

	TOTAL BONDS AND NOTES (Cost $88,722,411)			88,157,048

Shares
	MONEY MARKET FUND - 2.3%
2,034,489	Fidelity Institutional Money Market Funds - Government Portfolio, 0.56% (A)			2,034,489

	(Cost $2,034,489)

	TOTAL INVESTMENTS - 99.6% (Cost $90,756,900)(B)			$90,191,537
	OTHER ASSETS LESS LIABILITIES - NET - 0.4%			394,206

	NET ASSETS - 100.0%			$90,585,743

GNMA - Government National Mortgage Association.

(A) Variable rate security; the rate shown represents the yield at March 31, 2017.

(B) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $90,756,900 and differs from fair value by net unrealized depreciation of securities as follows:

Unrealized appreciation	$648,594
Unrealized depreciation	(1,213,957)

Net unrealized depreciation	$(565,363)

The accompanying notes are an integral part of these financial statements.

Schedule of Investments  |  High Yield Bond Fund

As of March 31, 2017 (Unaudited)

Par Value		Coupon Rate (%)	Maturity	Fair Value

	CORPORATE BONDS - 94.8%
$ 750,000	AerCap Ireland Capital Ltd.	4.625	7/1/2022	$792,056
600,000	AmeriGas Finance, LP	5.875	8/20/2026	600,000
500,000	Amsted Industries, Inc. (A)	5.000	3/15/2022	505,000
500,000	Amsted Industries, Inc. (A)	5.375	9/15/2024	503,750
500,000	Anixter, Inc.	5.625	5/1/2019	526,250
500,000	ArcelorMittal	7.000	2/25/2022	571,190
400,000	Aston Martin Capital Holdings Ltd. (A)	6.500	4/15/2022	402,500
250,000	B&G Foods, Inc.	5.250	4/1/2025	252,813
1,000,000	Berry Plastics Corp.	5.125	7/15/2023	1,028,750
500,000	Bombardier, Inc. (A)	6.125	1/15/2023	491,250
500,000	Braskem Finance, Ltd.	6.450	2/3/2024	540,150
250,000	Calpine Corp.	5.750	1/15/2025	249,688
500,000	Cascades, Inc. (A)	5.500	7/15/2022	501,250
500,000	Cemex Finance LLC (A)	6.000	4/1/2024	527,000
500,000	Centene Corp.	4.750	1/15/2025	504,065
500,000	CommScope, Inc. (A)	5.000	6/15/2021	515,625
600,000	Community Health Systems, Inc.	6.250	3/31/2023	612,750
750,000	Covanta Holding Corp.	5.875	3/1/2024	763,125
250,000	Crestwood Midstream Finance Corp. (A)	5.750	4/1/2025	255,937
500,000	CyrusOne Finance Corp. (A)	5.000	3/15/2024	515,000
1,000,000	Dana, Inc.	5.500	12/15/2024	1,017,500
750,000	DaVita HealthCare Partners, Inc.	5.000	5/1/2025	753,750
500,000	DCP Midstream, LLC (A) (B)	5.850	5/21/2043	458,750
750,000	Digicel, Ltd. (A)	6.000	4/15/2021	685,313
500,000	Dollar Tree, Inc.	5.750	3/1/2023	535,000
500,000	DR Horton, Inc.	4.750	2/15/2023	532,742
750,000	Eagle Materials, Inc.	4.500	8/1/2026	750,000
500,000	Eldorado Gold Corp. (A)	6.125	12/15/2020	515,000
750,000	Energy Transfer Equity LP	5.875	1/15/2024	800,625
750,000	Equinix, Inc.	5.375	5/15/2027	776,250
500,000	Ferrellgas LP	6.750	1/15/2022	475,000
250,000	Ferrellgas LP	6.750	6/15/2023	236,250
500,000	FTI Consulting, Inc.	6.000	11/15/2022	519,375
500,000	Gartner, Inc. (A)	5.125	4/1/2025	510,625
500,000	General Cable Corp.	5.750	10/1/2022	490,590
250,000	Genesis Energy LP	5.750	2/15/2021	254,375
500,000	Genesis Energy LP	6.750	8/1/2022	518,000
500,000	Geo Group, Inc.	5.125	4/1/2023	498,750
500,000	Gibraltar Industries, Inc.	6.250	2/1/2021	515,312
500,000	Global Partners LP/ Global Finance Corp.	6.250	7/15/2022	492,500
1,000,000	Goodyear Tire & Rubber Co.	4.875	3/15/2027	1,002,500
500,000	Group 1 Automotive, Inc.	5.000	6/1/2022	506,250
750,000	HCA, Inc.	5.250	4/15/2025	798,750
500,000	IHS Markit Ltd. (A)	4.750	2/15/2025	516,250
500,000	Kaiser Aluminum Corp.	5.875	5/15/2024	522,345
1,000,000	Koppers, Inc. (A)	6.000	2/15/2025	1,035,000
500,000	Land O’ Lakes, Inc. (A)	6.000	11/15/2022	553,750
625,000	LKQ Corp.	4.750	5/15/2023	625,000
500,000	Mednax, Inc. (A)	5.250	12/1/2023	511,250
1,000,000	Molina Healthcare, Inc.	5.375	11/15/2022	1,041,870
500,000	MPT Operating Partnership LP	5.250	8/1/2026	495,000
750,000	Navient Corp.	4.875	6/17/2019	769,687
500,000	NGL Energy Partners LP	6.875	10/15/2021	511,250
500,000	NGL Energy Partners LP (A)	6.125	3/1/2025	487,500
250,000	NRG Energy, Inc.	7.250	5/15/2026	258,750
500,000	NuStar Logistics LP	6.750	2/1/2021	532,500
500,000	NXP BV / NXP Funding, LLC (A)	4.625	6/1/2023	530,625
850,000	Olin Corp.	5.125	9/15/2027	866,490
500,000	Omega Healthcare Investors, Inc.	4.375	8/1/2023	507,414
500,000	Oshkosh Corp.	5.375	3/1/2025	518,750

The accompanying notes are an integral part of these financial statements.

Schedule of Investments  |  High Yield Bond Fund

As of March 31, 2017 (Unaudited) (Continued)

Par Value		Coupon Rate (%)	Maturity	Fair Value

	CORPORATE BONDS - 94.8% (Cont.)
$ 250,000	Parker Drilling Co.	7.500	8/1/2020	$223,125
250,000	Parker Drilling Co.	6.750	7/15/2022	235,000
500,000	Parsley Finance Corp. (A)	5.250	8/15/2025	507,500
750,000	Reynolds Group Issuer, Inc.	5.750	10/15/2020	772,508
500,000	Rose Rock Midstream LP	5.625	7/15/2022	496,565
500,000	RSP Permian, Inc. (A)	5.250	1/15/2025	506,250
750,000	Scotts Miracle-Gro Co. (A)	5.250	12/15/2026	761,250
500,000	Sealed Air Corp. (A)	5.250	4/1/2023	527,500
500,000	SemGroup LP (A)	6.375	3/15/2025	493,750
1,000,000	Standard Industries, Inc. (A)	5.000	2/15/2027	982,500
500,000	Steel Dynamics, Inc.	5.250	4/15/2023	521,250
1,000,000	Suburban Propane Partners LP	5.875	3/1/2027	990,000
1,000,000	Summit Midstream Holdings LLC	5.750	4/15/2025	1,000,000
100,000	Sunoco LP Finance Corp.	6.375	4/1/2023	102,000
500,000	Targa Resources Partners LP	4.250	11/15/2023	491,250
500,000	Targa Resources Partners LP (A)	5.375	2/1/2027	520,000
500,000	Teleflex, Inc.	4.875	6/1/2026	505,000
500,000	Tempur Sealy International, Inc.	5.625	10/15/2023	505,000
750,000	Tenet Healthcare Corp.	4.375	10/1/2021	753,750
500,000	Tesoro Corp. (A)	5.125	12/15/2026	527,000
750,000	Toll Brothers Finance Corp.	4.875	11/15/2025	757,500
500,000	TreeHouse Foods, Inc. (A)	6.000	2/15/2024	526,250
750,000	TRI Pointe Group, Inc.	5.875	6/15/2024	776,250
500,000	Tullow Oil PLC (A)	6.000	11/1/2020	486,250
500,000	United Rentals North America, Inc.	4.625	7/15/2023	516,875
500,000	USG Corp.	8.250	1/15/2018	526,250
500,000	Valvoline, Inc. (A)	5.500	7/15/2024	526,250
1,000,000	VeriSign, Inc.	4.625	5/1/2023	1,016,250
500,000	WPX Energy, Inc.	5.250	9/15/2024	486,250
750,000	WR Grace & Co. (A)	5.125	10/1/2021	788,437

	TOTAL BONDS & NOTES (Cost $51,730,242)			52,412,547

Shares
	MONEY MARKET FUND - 5.2%
2,869,856	Fidelity Institutional Money Market Funds - Government Portfolio, 0.56% (B)
	(Cost $2,869,856)			2,869,856

	TOTAL INVESTMENTS - 100.0% (Cost $54,600,098)(C)			$55,282,403
	OTHER ASSETS LESS LIABILITIES - NET - 0.0%			(5,467)

	NET ASSETS - 100.0%			$55,276,936

(A) 144A Security - Security exempt from registration under Rule 144A of the Securities Act of 1933. The 144A securities represent 31.1% of total net assets. The securities may be resold in transactions exempt from registration typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(B) Variable rate security; the rate shown represents the yield at March 31, 2017.

(C) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $54,600,098 and differs from fair value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$1,011,608
Unrealized depreciation	(329,303)

Net unrealized appreciation	$682,305

The accompanying notes are an integral part of these financial statements.

Schedule of Investments  |  Israel Common Values Fund

As of March 31, 2017 (Unaudited)

Shares		Fair Value

	COMMON STOCK - 90.3%
	AEROSPACE/DEFENSE - 2.7%
7,801	Elbit Systems Ltd.	$886,584

	APPAREL - 1.6%
19,500	Delta-Galil Industries Ltd.	530,671

	AUTO PARTS & EQUIPMENT - 2.1%
10,900	Mobileye NV *	669,260

	BANKS - 13.7%
33,300	Bank Hapoalim BM (ADR)	1,009,489
207,000	Bank Leumi Le-Israel BM *	912,271
36,300	First International Bank Of Israel Ltd.	589,419
377,000	Israel Discount Bank Ltd. *	883,699
64,000	Mizrahi Tefahot Bank Ltd.	1,083,090

		4,477,968

	BUILDING MATERIALS - 1.2%
10,500	CaesarStone Ltd. *	380,625

	CHEMICALS - 1.5%
116,000	Israel Chemicals Ltd.	494,160

	COMMERCIAL SERVICES - 0.5%
18,000	Pointer Telocation Ltd. *	159,300

	COMPUTERS - 4.8%
6,600	Check Point Software Technologies Ltd. *	677,556
34,266	Kornit Digital Ltd. *	654,481
24,210	Matrix IT Ltd.	227,796

		1,559,833

	ELECTRIC - 1.2%
4,200	Kenon Holdings Ltd. *	48,484
6,200	Ormat Technologies, Inc.	353,917

		402,401

	ELECTRONICS - 4.4%
24,396	Ituran Location and Control Ltd.	752,617
21,300	Orbotech Ltd. *	686,925

		1,439,542

	ENERGY-ALTERNATE SOURCES - 0.0%
6,360	Energix-Renewable Energies Ltd.	4,409

	FOOD - 7.4%
21,000	Frutarom Industries Ltd.	1,171,326
13,200	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	559,923
145,000	Shufersal Ltd.	700,937

		2,432,186

	HEALTHCARE - PRODUCTS - 3.4%
62,000	OPKO Health, Inc. *	496,000
59,100	Syneron Medical Ltd. *	623,505

		1,119,505

	HOME BUILDERS - 1.8%
1,300	Bayside Land Corp.	603,360

	INSURANCE - 6.2%
38,600	Clal Insurance Enterprises Holdings Ltd. *	606,564
107,000	Harel Insurance Investments & Financial Services Ltd.	562,925
880,000	Migdal Insurance & Financial Holding Ltd.	848,368

		2,017,857

The accompanying notes are an integral part of these financial statements.

Schedule of Investments  |  Israel Common Values Fund

As of March 31, 2017 (Unaudited) (Continued)

Shares		Fair Value

	OIL & NATURAL GAS - 7.1%
620,000	Avner Oil Exploration LP	$420,107
129,000	Delek Drilling LP	468,671
2,436,664	Isramco Negev 2 LP	425,519
770,000	Oil Refineries Ltd.	304,140
1,900	Paz Oil Co. Ltd.	314,006
537,500	Ratio Oil Exploration 1992 LP *	396,481

		2,328,924

	REAL ESTATE - 10.7%
70,000	Alony Hetz Properties & Investments Ltd.	657,871
121,000	Amot Investments Ltd.	582,920
12,300	Azrieli Group Ltd.	651,167
40,000	Gazit-Globe Ltd.	410,412
241,522	Jerusalem Economy Ltd. *	564,804
11,366	Melisron Ltd.	630,809

		3,497,983

	SEMICONDUCTORS - 3.2%
7,500	Mellanox Technologies Ltd. *	382,125
19,000	Nova Measuring Instruments Ltd. *	353,210
1	Tower Semiconductor Ltd. *	14
13,100	Tower Semiconductor Ltd. *	301,955

		1,037,304

	SOFTWARE - 4.5%
7,500	CyberArk Software Ltd. *	381,525
70,783	Magic Software Enterprises Ltd.	552,107
40,600	Sapiens International Corp. N.V.	522,928

		1,456,560

	TELECOMMUNICATIONS - 8.2%
86,000	AudioCodes Ltd. *	602,860
65,000	Cellcom Israel Ltd. *	668,200
46,000	Ceragon Networks Ltd. *	150,420
11,400	Nice Ltd. (ADR)	774,972
9,917	Silicom Ltd.	492,577

		2,689,029

	TEXTILES - 2.2%
35,800	Fox Wizel Ltd.	718,268

	TRANSPORTATION - 1.9%
1,280,000	Novolog Ltd. *	609,943

	TOTAL COMMON STOCK (Cost $22,223,648)	29,515,672

	MONEY MARKET FUND - 10.8%
3,550,436	Fidelity Institutional Money Market Funds - Government Portfolio, 0.56% (A)	3,550,436

	(Cost $3,550,436)

	TOTAL INVESTMENTS - 101.2% (Cost $25,774,084) (B)	$33,066,108
	OTHER ASSETS LESS LIABILITIES - NET - (1.2) %	(361,800)

	NET ASSETS - 100.0%	$32,704,308

*Non-income producing securities.

ADR American Depositary Receipt.

(A) Variable rate security; the rate shown represents the yield at March 31, 2017.

(B) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $26,991,139 and differs from fair value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$7,501,204
Unrealized depreciation	(1,426,235)

Net unrealized appreciation	$6,074,969

The accompanying notes are an integral part of these financial statements.

Schedule of Investments  |  Israel Common Values Fund

As of March 31, 2017 (Unaudited) (Continued)

Diversification of Assets
Country	% of Net Assets
Israel	87.6%
United States	2.6%
Singapore	0.1%

Total	90.3%
Money Market Fund	10.8%
Other Assets Less Liabilities - Net	(1.1)%

Grand Total	100.0%

The accompanying notes are an integral part of these financial statements.

Schedule of Investments  |  Defensive Strategies Fund

As of March 31, 2017 (Unaudited)

Shares		Fair Value

	COMMON STOCK - 24.9%
	AGRICULTURE - 0.7%
559	Andersons, Inc.	$21,186
5,348	Bunge Ltd.	423,882

		445,068

	CHEMICALS - 2.8%
158	Agrium, Inc.	15,097
2,295	CF Industries Holdings, Inc.	67,358
1,067	FMC Corp.	74,253
9,209	K+S AG	214,620
16,150	Mosaic Co.	471,257
33,343	Potash Corp. of Saskatchewan, Inc.	569,498
2,969	Sociedad Quimica Y Minera de Chile, SA (ADR)	102,045
3,083	Syngenta AG (ADR)	272,846

		1,786,974

	ENVIRONMENTAL CONTROL - 0.1%
1,300	Kurita Water Industries Ltd.	31,418

	FOOD - 2.3%
5,133	BRF (ADR)	62,879
6,386	Cal-Maine Foods, Inc.	235,005
403	Darling Ingredients, Inc. *	5,852
2,625	Ingredion, Inc.	316,129
1,900	Megmilk Snow Brand Co. Ltd.	52,261
12,300	Nippon Suisan Kaisha Ltd.	61,263
12,214	Pilgrim’s Pride Corp.	274,876
4,993	Sanderson Farms, Inc.	518,473

		1,526,738

	HEALTHCARE - SERVICES - 0.5%
25,300	Brookdale Senior Living, Inc. *	339,779

	IRON/STEEL - 2.3%
7,056	AK Steel Holding Corp. *	50,733
1,178	Allegheny Technologies, Inc.	21,157
6,888	ArcelorMittal (ADR) *	57,515
7,145	Cliffs Natural Resources, Inc. *	58,660
7,035	Commercial Metals Co.	134,580
4,300	Hitachi Metals Ltd.	60,276
7,282	Nippon Steel & Sumitomo Metal Corp.	167,624
2,640	Nucor Corp.	157,661
1,839	POSCO (ADR)	118,615
1,132	Reliance Steel & Aluminum Co.	90,583
5,690	Severstal PAO (GDR)	81,993
6,166	Steel Dynamics, Inc.	214,330
2,358	ThyssenKrupp AG	57,905
9,500	Tokyo Steel Manufacturing Co. Ltd.	79,714
1,660	United States Steel Corp.	56,125
7,443	Vale SA (ADR)	70,708

		1,478,179

	MACHINERY - CONSTRUCTION & MINING - 0.1%
1,750	Joy Global, Inc.	49,437

	MACHINERY - DIVERSIFIED - 0.7%
3,310	AGCO Corp.	199,196
15,900	Kubota Corp.	238,436

		437,632

	METAL FABRICATE/HARDWARE - 0.2%
4,627	Tenaris SA (ADR)	157,966

	MINING - 4.5%
3,452	Agnico Eagle Mines Ltd.	146,503
6,796	Alamos Gold, Inc.	54,572
6,943	Anglo American PLC *	105,875

The accompanying notes are an integral part of these financial statements.

Schedule of Investments  |  Defensive Strategies Fund

As of March 31, 2017 (Unaudited) (Continued)

Shares		Fair Value

	MINING - 4.5% (Continued)
1,459	AngloGold Ashanti Ltd. (ADR) *	$15,713
1,039	BHP Billiton Ltd.	37,736
234	BHP Billiton PLC (ADR)	7,289
451	Cameco Corp.	4,993
3,247	Cia De Minas Buenaventura (ADR)	39,094
1,877	Coeur Mining, Inc. *	15,166
4,800	Detour Gold Corp. *	54,851
23,391	Eldorado Gold Corp.	79,763
10,698	First Quantum Minerals Ltd.	113,345
1,932	Franco-Nevada Corp.	126,565
1,351	Freeport-McMoRan, Inc. *	18,049
38,680	Glencore PLC *	151,463
4,103	Gold Fields Ltd. (ADR)	14,484
6,732	Goldcorp, Inc.	98,220
664	Kaiser Aluminum Corp.	53,054
1,139	Kinross Gold Corp. *	3,998
15,800	Lundin Mining Corp.	88,735
3,400	Mitsubishi Materials Corp.	102,827
24,510	MMC Norilsk Nickel PJSC (ADR)	385,297
4,683	Newmont Mining Corp.	154,352
276	Pan American Silver Corp.	4,836
662	Randgold Resources Ltd. (ADR)	57,779
7,962	Rio Tinto PLC (ADR)	323,894
145	Royal Gold, Inc.	10,157
2,893	Silver Wheaton Corp.	60,290
4,590	Southern Copper Corp.	164,735
3,082	Stillwater Mining Co. *	53,226
12,000	Sumitomo Metal Mining Co. Ltd.	170,529
11,300	Tahoe Resources, Inc.	90,492
2,643	Teck Resources Ltd.	57,630
21,857	Turquoise Hill Resources Ltd. *	67,101
4,405	Yamana Gold, Inc.	12,158

		2,944,771

	OIL & GAS - 8.2%
492	Anadarko Petroleum Corp.	30,504
588	Apache Corp.	30,217
7,000	ARC Resources Ltd	99,726
2,896	Cabot Oil & Gas Corp.	69,243
4,192	Callon Petroleum Co. *	55,167
7,700	Canadian Natural Resources Ltd.	252,483
5,866	Cenovus Energy, Inc.	66,197
901	Chesapeake Energy Corp. *	5,352
240	Cimarex Energy Co.	28,678
5,673	ConocoPhillips	282,913
1,515	Continental Resources, Inc. *	68,811
13,300	Crescent Point Energy Corp.	143,307
1,835	Devon Energy Corp.	76,556
436	Diamondback Energy, Inc. *	45,220
1,026	Ecopetrol SA (ADR) *	9,562
1,870	Encana Corp.	21,897
1,574	Energen Corp. *	85,689
1,233	Ensco PLC - Cl. A	11,035
667	EOG Resources, Inc.	65,066
2,438	EQT Corp.	148,962
1,280	Gulftport Energy Corp. *	22,003
1,944	Helmerich & Payne, Inc.	129,412
2,362	Hess Corp.	113,872
8,400	Husky Energy, Inc. *	94,541
28,100	Inpex Corp.	276,007
8,611	Lukoil PJSC (ADR)	456,039
3,978	Marathon Oil Corp.	62,852
1,821	Murphy Oil Corp.	52,062

The accompanying notes are an integral part of these financial statements.

Schedule of Investments  |  Defensive Strategies Fund

As of March 31, 2017 (Unaudited) (Continued)

Shares		Fair Value

	OIL & GAS - 8.2% (Continued)
1,295	Newfield Exploration Co. *	$47,798
20,860	Noble Corp. PLC	129,123
5,138	Noble Energy, Inc.	176,439
1,766	Novatek OJSC (GDR)	219,867
838	Occidental Petroleum Corp.	53,096
1,958	Parsley Energy, Inc. *	63,655
1,939	PDC Energy, Inc. *	120,897
3,018	Petroleo Brasileiro SA (ADR) *	29,244
4,600	Peyto Exploration & Development Corp.	94,335
839	Pioneer Natural Resources Co.	156,247
3,059	PrairieSky Royalty Ltd.	64,361
2,659	QEP Resources, Inc. *	33,796
3,069	Range Resources Corp.	89,308
37,205	Rosneft Oil Company (GDR)	211,696
3,678	Rowan Cos PLC *	57,303
2,417	RSP Permian, Inc. *	100,136
1,864	Sasol Ltd. (ADR)	54,802
1,829	Southwestern Energy Co. *	14,943
107	Statoil ASA (ADR)	1,838
7,200	Suncor Energy, Inc.	220,430
1,805	Tatneft PJSC (ADR)	66,514
4,900	Tourmaline Oil Corp. *	108,938
8,371	Transocean Ltd. *	104,219
2,400	Vermillion Energy, Inc.	89,745
19,300	Whitecap Resources, Inc.	149,781
5,777	WPX Energy, Inc. *	77,354
971	YPF SA (ADR)	23,576

		5,362,814

	OIL & GAS SERVICES - 2.2%
2,815	Baker Hughes, Inc.	168,393
1,425	Core Laboratories NV	164,616
2,298	Dril-Quip, Inc. *	125,356
1,198	Halliburton Co.	58,954
2,964	National Oilwell Varco, Inc.	118,827
5,155	Oceaneering International, Inc.	139,597
1,959	Oil States International, Inc. *	64,941
4,656	Schlumberger Ltd.	363,634
2,512	TechnipFMC PLC (France) *	82,186
4,675	TechnipFMC PLC *	151,937

		1,438,441

	WATER - 0.3%
821	American Water Works Co.	63,849
8,680	Cia de Saneamento Basico do Estado de Sao Paulo (ADR)	90,359
553	Severn Trent PLC	16,471
1,344	United Utilities Group PLC	16,697

		187,376

	TOTAL COMMON STOCK (Cost $16,063,651)	16,186,593

	EXCHANGE TRADED FUNDS - 4.0%
137,200	PowerShares DB Commodity Index Tracking Fund *	2,086,812
26,300	PowerShares DB US Dollar Endex Bearish Fund *	547,303

	TOTAL EXCHANGE TRADED FUNDS (Cost $2,777,841)	2,634,115

	REITs - 18.0%
2,700	Alexandria Real Estate Equities, Inc.	298,404
2,430	American Campus Communities, Inc.	115,644
7,200	Apartment Investment & Management Co.	319,320
3,950	AvalonBay Communities, Inc.	725,220
2,500	Boston Properties, Inc.	331,025
9,000	Brandywine Realty Trust	146,070
7,500	Brixmor Property Group, Inc.	160,950

The accompanying notes are an integral part of these financial statements.

Schedule of Investments  |  Defensive Strategies Fund

As of March 31, 2017 (Unaudited) (Continued)

Shares				Fair Value

	REITs - 18.0% (Continued)
5,300	Columbia Property Trust, Inc.			$117,925
2,800	Crown Castle International Corp.			264,460
8,200	CubeSmart			212,872
7,200	DCT Industrial Trust, Inc.			346,464
15,100	DDR Corp.			189,203
2,200	Digital Realty Trust, Inc.			234,058
4,100	Douglas Emmett, Inc.			157,440
1,500	Equinix, Inc.			600,555
2,800	Equity Lifestyle Properties, Inc.			215,768
7,500	Equity Residential			466,650
1,054	Essex Property Trust, Inc.			244,033
1,800	Federal Realty Investment Trust			240,300
34,400	FelCor Lodging Trust, Inc.			258,344
12,100	HCP, Inc.			378,488
12,900	Hospitality Properties Trust			406,737
5,100	Invitation Homes, Inc. *			111,333
3,500	Kilroy Realty Corp.			252,280
3,863	Macerich Co.			248,777
4,008	Mid-America Apartment Communities, Inc.			407,774
1,600	National Health Investors, Inc.			116,208
4,500	National Retail Properties, Inc.			196,290
8,794	Prologis, Inc.			456,233
2,400	PS Business Parks, Inc.			275,424
2,100	Public Storage			459,711
2,233	Rayonier, Inc.			63,283
2,600	Regency Centers Corp.			172,614
5,429	Simon Property Group, Inc.			933,951
1,950	SL Green Realty Corp.			207,909
6,900	Store Capital Corp.			164,772
4,300	Summit Hotel Properties, Inc.			68,714
3,200	Taubman Centers, Inc.			211,264
8,600	UDR, Inc.			311,836
6,700	Weingarten Realty Investors			223,713
5,300	Welltower, Inc.			375,346
1,726	Weyerhaeuser Co.			58,649

	TOTAL REITS (Cost $10,369,299)			11,746,011

Par Value		Coupon Rate %	Maturity
	BONDS & NOTES - 32.3%
	COPORATE BONDS - 2.1%
$ 400,000	Energy Transfer Partners LP	6.700	7/1/2018	421,994
400,000	LYB International Finance BV	4.000	7/15/2023	417,475
500,000	Welltower, Inc.	3.750	3/15/2023	512,786

	TOTAL CORPORATE BONDS (Cost $1,310,071)			1,352,255

	TREASURY INFLATION PROTECTED SECURITIES (TIPS) - 30.2%
1,300,000	TIPS	0.125	4/15/2019	1,367,426
2,095,000	TIPS	1.375	1/15/2020	2,479,399
40,000	TIPS	1.250	7/15/2020	47,150
440,000	TIPS	1.125	1/15/2021	514,511
2,770,000	TIPS	0.125	1/15/2023	2,914,796
3,230,000	TIPS	0.625	1/15/2024	3,444,073
1,460,000	TIPS	2.375	1/15/2025	2,170,802
700,000	TIPS	2.000	1/15/2026	972,501
200,000	TIPS	2.375	1/15/2027	284,896
950,000	TIPS	1.750	1/15/2028	1,246,356
1,350,000	TIPS	2.500	1/15/2029	1,868,863
1,660,000	TIPS	2.125	2/15/2041	2,336,994

	TOTAL TREASURY INFLATION PROTECTED SECURITIES (TIPS) (Cost $19,506,110)			19,647,767

	TOTAL BONDS AND NOTES (Cost $20,816,181)			21,000,022

The accompanying notes are an integral part of these financial statements.

Schedule of Investments  |  Defensive Strategies Fund

As of March 31, 2017 (Unaudited) (Continued)

Shares		Fair Value
	WARRANTS - 0.0%
312	Hycroft Mining Corp. * (Cost $54,161)	$94

Ounces
	ALTERNATIVE INVESTMENTS - 14.6%
6,743	Gold Bars *	8,419,138
57,827	Silver Bars *	1,055,530

	TOTAL ALTERNATIVE INVESTMENTS (Cost $8,900,255)	9,474,668

Shares
	MONEY MARKET FUND - 6.6%
4,264,845	Fidelity Institutional Money Market Funds - Government Portfolio, 0.56% (A) (Cost $4,264,845)	4,264,845

	TOTAL INVESTMENTS - 100.4% (Cost $63,246,233) (B)	$65,306,348
	OTHER ASSETS IN EXCESS OF LIABILITIES - NET - (0.4) %	(273,911)

	NET ASSETS - 100.0%	$65,032,437

ADR - American Depositary Receipt.

ETF - Exchange Traded Fund.

REITs - Real Estate Investment Trust.

GDR - Global Depositary Receipt.

* Non-income producing securities/investments.

(A) Variable rate security; the rate shown represents the yield at March 31, 2017.

(B) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $60,881,883 and differs from fair value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$ 6,220,620
Unrealized depreciation	(1,796,155)

Net unrealized appreciation	$ 4,424,465

The accompanying notes are an integral part of these financial statements.

Schedule of Investments  |  Strategic Growth Fund

As of March 31, 2017 (Unaudited)

Shares		Fair Value

	MUTUAL FUNDS - 99.9% (A)
318,540	Timothy Plan Aggressive Growth Fund *	$2,401,788
540,006	Timothy Plan Defensive Strategies Fund	6,102,072
229,401	Timothy Plan Emerging Markets Fund	2,023,316
198,532	Timothy Plan Fixed Income Fund	2,017,081
366,245	Timothy Plan Growth & Income Fund	4,003,054
305,332	Timothy Plan High Yield Bond Fund	2,809,059
821,788	Timothy Plan International Fund	7,190,649
143,629	Timothy Plan Israel Common Values Fund	1,993,571
491,295	Timothy Plan Large/Mid Cap Growth Fund	3,959,834
238,167	Timothy Plan Large/Mid Cap Value Fund	4,348,924
127,830	Timothy Plan Small Cap Value Fund	2,401,935

	TOTAL MUTUAL FUNDS (Cost $38,249,259)	39,251,283

	MONEY MARKET FUND - 0.6%
246,967	Fidelity Institutional Money Market Funds - Government Portfolio, 0.56% (B)	246,967

	(Cost $246,967)

	TOTAL INVESTMENTS - 100.5% (Cost $38,496,226) (C)	$39,498,250
	OTHER ASSETS LESS LIABILITIES - NET - (0.5) %	(221,306)

	NET ASSETS - 100.0%	$39,276,944

* Non-income producing securities.

(A) Affiliated Funds - Class A.

(B) Variable rate security; the rate shown represents the yield at March 31, 2017.

(C) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $38,734,504 and differs from fair value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$1,079,375
Unrealized depreciation	(315,629)

Net unrealized appreciation	$763,746

The accompanying notes are an integral part of these financial statements.

Schedule of Investments  |  Conservative Growth Fund

As of March 31, 2017 (Unaudited)

Shares		Fair Value

	MUTUAL FUNDS - 97.5% (A)
293,356	Timothy Plan Aggressive Growth Fund *	$2,211,906
743,134	Timothy Plan Defensive Strategies Fund	8,397,418
222,097	Timothy Plan Emerging Markets Fund	1,958,893
1,306,353	Timothy Plan Fixed Income Fund	13,272,551
505,658	Timothy Plan Growth & Income Fund	5,526,844
421,304	Timothy Plan High Yield Bond Fund	3,875,992
632,306	Timothy Plan International Fund	5,532,673
99,755	Timothy Plan Israel Common Values Fund	1,384,598
542,239	Timothy Plan Large/Mid Cap Growth Fund	4,370,449
239,398	Timothy Plan Large/Mid Cap Value Fund	4,371,404
147,391	Timothy Plan Small Cap Value Fund	2,769,478

	TOTAL MUTUAL FUNDS (Cost $52,668,843)	53,672,206

	MONEY MARKET FUND - 2.7%
1,463,711	Fidelity Institutional Money Market Funds - Government Portfolio, 0.56% (B)	1,463,711

	(Cost $1,463,711)

	TOTAL INVESTMENTS - 100.2% (Cost $54,132,554) (C)	$55,135,917
	OTHER ASSETS LESS LIABILITIES - NET - (0.2) %	(94,399)

	NET ASSETS - 100.0%	$55,041,518

* Non-income producing securities.

(A) Affiliated Funds - Class A.

(B) Variable rate security; the rate shown represents the yield at March 31, 2017.

(C) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $54,370,832 and differs from fair value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$1,522,801
Unrealized depreciation	(757,716)

Net unrealized appreciation	$765,085

The accompanying notes are an integral part of these financial statements.

Schedule of Investments  |  Emerging Markets Fund

As of March 31, 2017 (Unaudited)

Shares		Fair Value

	COMMON STOCK - 67.7%
	AEROSPACE/DEFENSE - 2.9%
18,916	Embraer SA (ADR)	$417,665

	AGRICULTURE - 0.4%
5,029	Adecoagro SA *	57,632

	APPAREL - 1.3%
49,500	Yue Yuen Industrial Holdings Ltd.	194,586

	AUTO MANUFACTURERS - 1.9%
8,393	Kia Motors Corp.	278,065

	AUTO PARTS & EQUIPMENT - 2.8%
2,268	China Tuchai International Ltd.	41,981
1,690	Hyundai Mobis Co. Ltd.	363,449

		405,430

	BANKS - 14.4%
73,314	AkBank TAS	171,727
14,500	Banco do Brasil SA	153,954
42,100	Bangkok Bank PCL	222,369
11,357	Erste Group Bank AG	370,784
18,990	Grupo Aval Acciones y Valores SA (ADR)	155,148
32,800	Kasikornbank PCL	180,406
32,474	Sberbank of Russia (ADR)	374,425
72,989	Turkiye Garanti Bankasi AS	177,580
183,322	Turkiye Vakiflar Bankasi Tao	269,824

		2,076,217

	BUILDING MATERIALS - 3.3%
49,723	Cemex SAB de CV (ADR) *	450,988
85,571	Urbi Desarrollos Urbanos SAB de CV *	22,717

		473,705

	COMMERCIAL SERVICES - 4.4%
45,900	Estacio Participacoes SA	228,130
96,352	ITE Group PLC	193,978
51,900	Kroton Educacional SA	216,921

		639,029

	COMPUTERS - 1.0%
39,001	DataTec Ltd.	150,114

	DIVERSIFIED FINANCIAL SERVICES - 2.2%
3,299	Hana Financial Group, Inc.	109,003
1,639	KB Financial Group, Inc.	71,815
3,420	Shinhan Financial Group Co. Ltd.	142,513

		323,331

	ELECTRIC - 4.2%
8,600	Cia Paranaense de Energia	69,749
2,600,044	Enel Chile SA	286,823
9,548	Reliance Infrastructure Ltd. (GDR)	251,590

		608,162

	FOOD - 4.9%
2,429	Binggrae Co. Ltd.	148,785
394,000	First Pacific Co. Ltd.	285,937
149,200	Marfrig Global Foods SA *	272,089

		706,811

	HOLDING COMPANIES - 1.3%
549,800	Jasmine Broadband Internet Infrastructure Fund	185,600

The accompanying notes are an integral part of these financial statements.

Schedule of Investments  |  Emerging Markets Fund

As of March 31, 2017 (Unaudited) (Continued)

Shares		Fair Value

	IRON/STEEL - 2.2%
707	POSCO	$183,973
5,446	Ternium SA (ADR)	142,250

		326,223

	MULTI-NATIONAL - 2.0%
10,253	Banco Latinoamericano de Comercio Exterior SA	284,418

	OIL & GAS - 3.1%
6,893	Lukoil PJSC (ADR)	365,743
8,501	Petroleo Brasileiro SA (ADR) *	78,379

		444,122

	RETAIL - 6.2%
21,303	Arcos Dorados Holdings, Inc. *	171,489
1,828,000	Bosideng International Holdings Ltd.	157,596
171,200	Chow Tai Fook Jewellery Group Ltd.	166,321
157,500	Lifestyle China Group Ltd. *	47,221
136,500	Lifestyle International Holdings Ltd.	185,126
54,000	Luk Fook Holdings International Ltd.	171,627

		899,380

	SEMICONDUCTORS - 2.0%
155	Samsung Electronics Co., Ltd.	285,523

	TELECOMMUNICATIONS - 6.6%
17,978	Empresa Nacional de Telecomunicaciones SA *	216,576
1,404	Mobile TeleSystems PJSC (ADR)	15,486
78,206	Mobile TeleSystems PJSC	378,385
1,496,375	XL Axiata TBK PT *	343,620

		954,067

	TEXTILES - 0.6%
119,500	Weiqiao Textile Co.	85,802

	TOTAL COMMON STOCK (Cost $9,773,586)	9,795,882

	PREFERRED STOCK - 10.3%
17,482	Banco Bradesco SA	177,741
24,700	Cia Brasileira de Distribuicao	468,957
9,081	Cia Paranaense de Energia	92,728
317,688	Grupo Aval Acciones y Valores SA	128,442
3,102	Hyundai Motor Co.	275,444
24,500	Petroleo Brasileiro SA *	112,432
407,040	Surgutneftegas OJSC	232,821

	TOTAL PREFERRED STOCK (Cost $1,299,291)	1,488,565

	REITs - 8.1%
427,169	Emlak Konut Gayrimenkul Yatirim Ortakligi AS	340,173
113,106	Fibra Uno Administracion SA de CV	192,232
282,124	Macquarie Mexico Real Estate Management SA de CV	314,567
201,630	PLA Administradora Industrial S de RL de CV	327,054

	TOTAL REITs (Cost $1,222,282)	1,174,026

	MONEY MARKET FUND - 13.3%
1,918,770	Fidelity Institutional Money Market Funds - Government Portfolio, 0.56% (A) (Cost $1,918,770)	1,918,770

	TOTAL INVESTMENTS - 99.4% (Cost $14,213,929) (B)	$14,377,243
	OTHER ASSETS LESS LIABILITIES - NET - 0.6%	92,524

	NET ASSETS - 100.0%	$14,469,767

* Non-income producing securities.

ADR-American Depositary Receipt

GDR-Global Depositary Receipt

REITs - Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

Schedule of Investments  |  Emerging Markets Fund

As of March 31, 2017 (Unaudited) (Continued)

(A) Variable rate security; the rate shown represents the yield at March 31, 2017.

(B) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $14,268,270 and differs from fair value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$1,122,944
Unrealized depreciation	(1,013,971)

Net unrealized appreciation	$108,973

Diversification of Assets
Country	% of Net Assets
Brazil	15.8%
South Korea	13.9%
Russia	9.4%
Mexico	9.0%
Hong Kong	8.3%
Turkey	6.6%
Thailand	4.1%
Chile	3.5%
Austria	2.6%
Indonesia	2.4%
Panama	2.0%
Colombia	2.0%
India	1.7%
Britain	1.3%
Uruguay	1.2%
Luxembourg	1.0%
China	0.6%
Argentina	0.4%
Singapore	0.3%

Total	86.1%
Money Market Fund	13.3%
Other Assets in Excess of Liabilities - Net	0.6%

Grand Total	100.0%

The accompanying notes are an integral part of these financial statements.

Schedule of Investments  |  Growth & Income Fund

As of March 31, 2017 (Unaudited)

Shares		Fair Value

	COMMON STOCK - 50.0%
	AEROSPACE/DEFENSE - 0.6%
3,500	Spirit AeroSystems Holdings, Inc.	$202,720

	AUTO PARTS & EQUIPMENT - 3.5%
2,200	Delphi Automotive PLC	177,078
6,000	Goodyear Tire & Rubber Co.	216,000
1,500	Lear Corp.	212,370
10,000	Magna International, Inc.	431,600
3,000	Tenneco, Inc.	187,260

		1,224,308

	CHEMICALS - 5.1%
5,000	Cabot Corp.	299,550
2,500	Celanese Corp.	224,625
8,000	Chemours Co.	308,000
3,000	Eastman Chemical Co.	242,400
10,000	Huntsman Corp.	245,400
4,000	Innospec, Inc.	259,000
2,300	LyondellBasell Industries NV	209,737

		1,788,712

	COMMERCIAL SERVICES - 0.7%
2,000	United Rentals, Inc. *	250,100

	COMPUTERS - 3.5%
1,700	CACI International, Inc. *	199,410
7,500	Insight Enterprises, Inc. *	308,175
5,000	Leidos Holdings, Inc.	255,700
5,500	Seagate Technology PLC	252,615
2,800	Western Digital Corp.	231,084

		1,246,984

	DIVERSIFIED FINANCIAL SERVICES - 3.8%
5,500	Air Lease Corp.	213,125
3,500	Credit Acceptance Corp. *	697,935
10,000	Franklin Resources, Inc.	421,400

		1,332,460

	ELECTRIC - 2.4%
17,000	AES Corp.	190,060
2,000	DTE Energy Co.	204,220
3,000	Entergy Corp.	227,880
12,500	NRG Energy, Inc.	233,750

		855,910

	ELECTRONICS - 2.4%
2,900	Arrow Electronics, Inc. *	212,889
10,000	Orbotech Ltd. *	322,500
2,900	Synnex Corp.	324,626

		860,015

	ENERGY - ALTERNATE SOURCES - 0.5%
6,000	First Solar, Inc. *	162,600

	ENGINEERING & CONSTRUCTION - 0.5%
4,400	MasTec, Inc. *	176,220

	FOOD - 2.1%
3,500	Fresh Del Monte Produce, Inc.	207,305
2,500	Post Holdings, Inc. *	218,800
3,000	Sanderson Farms, Inc.	311,520

		737,625

	FOREST PRODUCTS & PAPER - 0.5%
5,000	Domtar Corp.	182,600

The accompanying notes are an integral part of these financial statements.

Schedule of Investments  |  Growth & Income Fund

As of March 31, 2017 (Unaudited) (Continued)

Shares		Fair Value

	GAS - 1.2%
9,000	CenterPoint Energy, Inc.	$248,130
2,900	National Fuel Gas Co.	172,898

		421,028

	HEALTHCARE - SERVICES - 0.6%
2,500	HCA Holdings, Inc. *	222,475

	HOME BUILDERS - 1.7%
4,500	Lennar Corp.	230,355
7,500	PulteGroup, Inc.	176,625
2,000	Thor Industries, Inc.	192,260

		599,240

	HOUSEHOLD PRODUCTS/WARES - 1.6%
21,000	ACCO Brands Corp. *	276,150
3,000	Helen of Troy Ltd. *	282,600

		558,750

	HOUSEWARES - 0.6%
3,500	Toro Co.	218,610

	INSURANCE - 5.4%
6,600	Argo Group International Holdings Ltd.	447,480
5,000	Assured Guaranty Ltd.	185,550
3,200	Axis Capital Holdings Ltd.	214,496
1,000	Enstar Group Ltd. *	191,300
1,000	Everest Re Group Ltd.	233,810
20,000	MGIC Investment Corp. *	202,600
11,000	Radian Group, Inc.	197,560
5,000	Unum Group	234,450

		1,907,246

	INVESTMENT COMPANIES - 1.9%
12,000	Ares Capital Corp.	208,560
50,000	Prospect Capital Corp.	452,000

		660,560

	MACHINERY - DIVERSIFIED - 1.1%
2,000	Deere & Co.	217,720
2,000	Zebra Technologies Corp. *	182,500

		400,220

	METAL FABRICATE/HARDWARE - 0.5%
4,200	Worthington Industries, Inc.	189,378

	MISCELLANEOUS MANUFACTURER - 0.6%
7,300	Trinity Industries, Inc.	193,815

	OIL & GAS - 1.5%
30,000	Chesapeake Energy Corp. *	178,200
18,000	Ensco PLC	161,100
14,000	Transocean Ltd. *	174,300

		513,600

	OIL & GAS SERVICES - 1.4%
75,000	McDermott International, Inc. *	506,250

	PHARMACEUTICALS - 0.8%
15,000	Omega Protein Corp.	300,750

	RETAIL - 1.4%
4,000	Foot Locker, Inc.	299,240
5,000	Kohl’s Corp.	199,050

		498,290

	SEMICONDUCTORS - 0.5%
11,000	ON Semiconductor Corp. *	170,390

The accompanying notes are an integral part of these financial statements.

Schedule of Investments  |  Growth & Income Fund

As of March 31, 2017 (Unaudited) (Continued)

Shares		Fair Value

	SHIPBUILDING - 1.1%
2,000	Huntington Ingalls Industries, Inc.	$400,480

	SOFTWARE - 1.1%
6,500	Ebix, Inc.	398,125

	TELECOMMUNICATIONS - 1.4%
5,500	CommScope Holding Co., Inc. *	229,405
40,000	Vonage Holdings Corp. *	252,800

		482,205

	TOTAL COMMON STOCK (Cost $16,088,641)	17,661,666

	REITs - 2.0%
35,000	Chimera Investment Corp. (Cost $539,206)	706,300

Par Value		Coupon Rate (%)	Maturity

	BONDS & NOTES - 28.5%

	CORPORATE BONDS - 1.4%
$250,000	ConocoPhillips Co.	3.350	11/15/2024	252,428
250,000	Exxon Mobil Corp.	2.709	3/6/2025	246,790

	TOTAL CORPORATE BONDS (Cost $504,997)			499,218

	GOVERNMENT NOTES & BONDS - 23.1%
314,815	Federal Home Loan Banks	3.000	4/18/2031	312,119
2,250,000	United States Treasury Note	1.000	3/15/2018	2,248,550
1,000,000	United States Treasury Note	1.250	4/30/2019	999,472
1,500,000	United States Treasury Note	1.625	8/15/2022	1,469,531
2,000,000	United States Treasury Note	1.750	5/15/2023	1,956,992
1,000,000	United States Treasury Note	3.875	8/15/2040	1,156,426

	TOTAL GOVERNMENT NOTES & BONDS (Cost $8,011,487)			8,143,090

	TREASURY INFLATION PROTECTED SECURITIES (TIPS) - 4.0%
1,000,000	United States Treasury Note TIPS (Cost $1,396,477)	2.375	1/15/2027	1,424,480

	TOTAL BONDS & NOTES (Cost $9,912,961)			10,066,788

Shares	MONEY MARKET FUND - 19.5%
6,897,303	Fidelity Institutional Money Market Funds - Government Portfolio, 0.56% (A)			6,897,303

	(Cost $6,897,303)

	TOTAL INVESTMENTS - 100.0% (Cost $33,438,111)(B)			$35,332,057
	OTHER ASSETS LESS LIABILITIES - NET - 0.0%			(4,302)

	NET ASSETS - 100.0%			$35,327,755

REITs - Real Estate Investment Trust.

* Non-income producing securities.

(A) Variable rate security; the rate shown represents the yield at March 31, 2017.

(B) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $33,437,563 and differs from fair value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$2,251,131
Unrealized depreciation	(356,637)

Net unrealized appreciation	$1,894,494

The accompanying notes are an integral part of these financial statements.

Timothy Plan Funds

Statements of Assets and Liabilities (Unaudited)

March 31, 2017

	Aggressive Growth Fund	International Fund	Large/Mid Cap Growth Fund	Small Cap Value Fund	Large/Mid Cap Value Fund	Fixed Income Fund
ASSETS:
Investments, at cost	$26,901,862	$69,931,418	$67,470,642	$110,179,219	$163,944,065	$90,756,900

Investments, at value	$28,855,105	$81,565,774	$75,907,380	$128,112,281	$197,814,854	$90,191,537
Cash	-	29,079	-	-	52,330	-
Dividends and interest receivable	16,023	316,993	16,102	111,091	166,377	553,246
Receivable for fund shares sold	21,863	97,534	223,717	208,566	363,307	276,539
Receivable for securities sold	-	-	-	1,339,064	-	-
Receivable for foreign tax reclaims	-	133,630	-	-	-	-
Prepaid expenses and other assets	23,953	24,986	26,189	25,240	36,156	17,172

Total Assets	28,916,944	82,167,996	76,173,388	129,796,242	198,433,024	91,038,494

LIABILITIES:
Payable for fund shares redeemed	107,988	365,417	342,691	171,695	357,529	379,551
Payable to related parties	4,086	13,291	13,971	16,268	32,108	14,822
Accrued advisory fees	16,830	63,751	50,055	86,328	126,526	30,619
Accrued 12b-1 fees	7,401	17,404	20,389	31,421	52,556	24,822
Payable for securities purchased	531,881	215,010	211,600	313,083	-	-
Accrued expenses and other liabilities	17,193	16,424	22,424	22,096	41,065	2,937

Total Liabilities	685,379	691,297	661,130	640,891	609,784	452,751

Net Assets	$28,231,565	$81,476,699	$75,512,258	$129,155,351	$197,823,240	$90,585,743

NET ASSETS CONSIST OF:
Paid in capital ($0 par value, unlimited shares authorized)	$26,973,782	$86,212,315	$65,341,874	$108,949,170	$159,531,572	$91,640,665
Accumulated net investment income (loss)	(238,660)	(994,781)	(372,403)	92,865	94,411	121,657
Accumulated net realized gain (loss) from investment	(456,800)	(15,375,191)	2,106,049	2,180,254	4,327,293	(611,216)
Net unrealized appreciation (depreciation) on investments	1,953,243	11,634,356	8,436,738	17,933,062	33,869,964	(565,363)

Net Assets	$28,231,565	$81,476,699	$75,512,258	$129,155,351	$197,823,240	$90,585,743

Class A
Net Assets	$24,382,674	$68,693,488	$64,813,467	$104,663,361	$162,301,944	$79,244,183
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	3,231,823	7,848,376	8,038,535	5,570,776	8,887,267	7,798,157
Net Asset Value, offering price and redemption price per share	$7.54	$8.75	$8.06	$18.79	$18.26	$10.16

Offering Price Per Share (NAV / 0.945) *(NAV / 0.955)	$7.98	$9.26	$8.53	$19.88	$19.32	$10.64

Class C
Net Assets	$3,258,634	$4,002,436	$8,775,453	$11,835,783	$22,555,904	$9,795,272
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	517,953	470,581	1,309,981	828,069	1,490,296	1,000,510
Net Asset Value, offering price and redemption price per share	$6.29	$8.51	$6.70	$14.29	$15.14	$9.79

Minimum Redemption Price Per Share (NAV * 0.99)	$6.23	$8.42	$6.63	$14.15	$14.99	$9.69

Class I
Net Assets	$590,257	$8,780,775	$1,923,338	$12,656,207	$12,965,392	$1,546,288
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	77,365	1,002,094	235,769	666,813	704,278	153,225
Net Asset Value, offering price and redemption price per share	$7.63	$8.76	$8.16	$18.98	$18.41	$10.09

The accompanying notes are an integral part of these financial statements.

Timothy Plan Funds

Statements of Assets and Liabilities (Unaudited) (Continued)

March 31, 2017

	High Yield Bond Fund	Israel Common Values Fund		Defensive Strategies Fund	Strategic Growth Fund	Conservative Growth Fund	Emerging Markets Fund	Growth & Income Fund
ASSETS:
Investments, at cost	$54,600,098		$25,774,084	$54,345,978	$38,496,226	$54,132,554	$14,213,929	$33,438,111

Investments, at value	$55,282,403		$33,066,108	$55,831,680	$39,498,250	$55,135,917	$14,377,243	$35,332,057
Gold and Silver Investments, at fair value (Cost $8,900,255)	-		-	9,474,668	-	-	-	-
Cash	-		18,244	189	-	-	-	-
Brazilian Real (BRL)(Cost $280)	-		-	-	-	-	546	-
Dividends and interest receivable	695,880		93,300	121,148	339	550	37,801	84,038
Receivable for fund shares sold	151,812		139,668	194,436	27,884	52,370	42,091	140,472
Receivable for securities sold	-		184,035	-	-	-	195,491	-
Deposit with broker	-		-	39,745	-	-	-	-
Receivable for foreign tax reclaims	-		-	11,050	-	-	-	583
Prepaid expenses and other assets	28,293		16,343	15,369	14,303	18,594	30,010	15,822

Total Assets	56,158,388		33,517,698	65,688,285	39,540,776	55,207,431	14,683,182	35,572,972

LIABILITIES:
Payable for securities purchased	650,000		677,278	-	-	-	-	-
Payable for fund shares redeemed	159,576		73,394	546,621	211,660	100,957	184,508	184,430
Payable to related parties	9,399		8,640	16,181	8,781	13,237	1,443	390
Accrued advisory fees	24,749		26,762	31,910	21,918	30,367	13,503	26,316
Accrued 12b-1 fees	12,004		10,519	16,658	3,878	6,281	3,759	9,774
Accrued expenses and other liabilities	25,724		16,797	44,478	17,595	15,071	10,202	24,307

Total Liabilities	881,452		813,390	655,848	263,832	165,913	213,415	245,217

Net Assets	$55,276,936		$32,704,308	$65,032,437	$39,276,944	$55,041,518	$14,469,767	$35,327,755

NET ASSETS CONSIST OF:
Paid in capital ($0 par value, unlimited shares authorized)	$56,814,671		$27,723,582	$64,163,453	$39,802,886	$54,271,026	$16,075,934	$33,979,722
Accumulated net investment income (loss)	102,625		(1,200,800)	2,744,224	(166,657)	(146,956)	(51,101)	38,391
Accumulated net realized loss from investments	(2,322,665)		(1,110,616)	(3,933,449)	(1,361,309)	(85,915)	(1,719,584)	(584,304)
Net unrealized appreciation on investments	682,305		7,292,142	2,058,209	1,002,024	1,003,363	164,518	1,893,946

Net Assets	$55,276,936		$32,704,308	$65,032,437	$39,276,944	$55,041,518	$14,469,767	$35,327,755

Class A
Net Assets	$46,349,616		$25,005,880	$55,140,160	$32,358,808	$44,314,909	$11,562,433	$30,137,676
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	5,035,419		1,801,928	4,877,818	3,608,208	4,317,439	1,311,170	2,758,029
Net Asset Value, offering price and redemption price per share	$9.20		$13.88	$11.30	$8.97	$10.26	$8.82	$10.93

Offering Price Per Share (NAV / 0.945) *(NAV / 0.955)	$9.63	* $	14.69	$11.96	$9.49	$10.86	$9.33	$11.57

Class C
Net Assets	$3,235,463		$6,586,931	$8,053,176	$6,918,136	$10,726,609	$1,787,527	$3,101,489
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	347,302		491,853	740,501	850,253	1,137,742	207,276	290,408
Net Asset Value, offering price and redemption price per share	$9.32		$13.39	$10.88	$8.14	$9.43	$8.62	$10.68

Minimum Redemption Price Per Share (NAV * 0.99)	$9.23		$13.26	$10.77	$8.06	$9.34	$8.53	$10.57

Class I
Net Assets	$5,691,857		$1,111,497	$1,839,101	$-	$-	$1,119,807	$2,088,590
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	617,925		79,883	162,760	-	-	126,365	190,107
Net Asset Value, offering price and redemption price per share	$9.21		$13.91	$11.30	$-	$-	$8.86	$10.99

The accompanying notes are an integral part of these financial statements.

Timothy Plan Funds

Statements of Operations (Unaudited)

For the Six Months Ended March 31, 2017

	Aggressive Growth Fund	International Fund	Large/Mid Cap Growth Fund	Small Cap Value Fund	Large/Mid Cap Value Fund	Fixed Income Fund
Investment Income:
Interest income	$5,544	$17,535	$16,808	$16,462	$27,761	$1,076,023
Dividend Income	75,321	706,908	357,387	1,071,453	1,543,156	-
Foreign tax withheld	(260)	(82,466)	(502)	-	18,316	-

Total Investment Income	80,605	641,977	373,693	1,087,915	1,589,233	1,076,023

Operating Expenses:
Investment advisory fees	103,551	374,739	288,052	511,832	795,266	284,957
12b-1 Fees:
Class A	25,952	81,501	73,200	127,051	197,790	105,721
Class C	15,903	20,013	39,227	55,685	106,437	47,737
Administration fees	29,162	82,580	71,890	125,200	201,280	109,544
Registration fees	14,378	12,740	14,560	17,594	17,290	22,750
Custody fees	9,151	6,006	6,303	10,192	11,537	7,539
Non 12b-1 shareholder servicing fees	5,460	38,038	23,536	24,264	72,800	30,384
Audit fees	6,541	6,230	6,634	4,914	6,634	6,592
Printing expenses	5,668	20,323	17,403	31,470	48,976	21,226
Trustees’ fees	1,270	3,352	2,646	4,825	8,448	2,009
Insurance expenses	364	1,820	728	1,456	2,002	1,456
Compliance officer fees	182	2,721	3,090	4,477	7,073	2,992
Miscellaneous expenses	1,182	1,381	1,726	3,458	4,353	2,730

Total Operating Expenses	218,764	651,444	548,995	922,418	1,479,886	645,637
Less: Expenses waived by Advisor	(12,182)	(18,737)	(16,944)	(30,108)	(54,335)	(94,986)

Net Operating Expenses	206,582	632,707	532,051	892,310	1,425,551	550,651

Net Investment Income (Loss)	(125,977)	9,270	(158,358)	195,605	163,682	525,372

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	1,523,496	1,199,672	2,799,377	2,500,958	4,318,068	(46,102)
and foreign currency translations	-	-	-	-	21	-
Capital gain dividends from REITs	-	-	-	51,707	12,204	-
Net change in unrealized appreciation (depreciation) on investments	1,023,206	1,407,901	3,418,840	10,064,750	9,581,781	(2,722,160)
and foreign currency transactions	-	-	-	-	(45)	-

Net Realized and Unrealized Gain (Loss) on Investments	2,546,702	2,607,573	6,218,217	12,617,415	13,912,029	(2,768,262)

Net Increase (Decrease) in Net Assets Resulting From Operations	$2,420,725	$2,616,843	$6,059,859	$12,813,020	$14,075,711	$(2,242,890)

The accompanying notes are an integral part of these financial statements.

Timothy Plan Funds

Statements of Operations (Unaudited) (Continued)

For the Six Months Ended March 31, 2017

	High Yield Bond Fund	Israel Common Values Fund	Defensive Strategies Fund	Strategic Growth Fund	Conservative Growth Fund	Emerging Markets Fund	Growth & Income Fund
Investment Income:
Interest income	$1,271,459	$6,286	$231,907	$2,826	$4,522	$2,987	$136,161
Dividend Income	-	325,154	311,100	-	-	129,589	226,207
Dividend income from affiliated funds	-	-	-	174,942	278,698	-	-
Foreign tax withheld	-	(61,850)	(10,891)	-	-	(9,804)	(6)

Total Investment Income	1,271,459	269,590	532,116	177,768	283,220	122,772	362,362

Operating Expenses:
Investment advisory fees	150,660	121,582	216,438	128,296	177,185	67,947	171,342
12b-1 fees:
Class A	53,640	23,325	78,770	-	-	11,629	44,515
Class C	15,754	24,755	42,640	26,690	39,624	5,950	14,891
Administration fees	64,600	28,756	92,274	45,500	62,790	14,826	40,040
Non 12b-1 shareholder servicing fees	22,834	8,398	41,132	5,294	5,182	6,370	27,000
Registration fees	12,465	12,740	15,470	11,830	14,924	-	13,650
Printing expenses	12,290	6,879	23,980	8,175	11,789	3,401	5,682
Audit fees	8,736	7,462	9,828	6,370	6,141	5,460	6,188
Compliance officer fees	6,006	790	4,732	1,547	2,974	182	2,184
Custody fees	3,931	9,122	27,300	2,887	4,004	15,288	5,460
Trustees’ fees	2,681	852	1,975	1,316	1,718	595	2,912
Insurance expenses	730	182	728	728	637	-	218
Miscellaneous expenses	797	3,458	9,540	1,182	182	182	182

Total Operating Expenses	355,124	248,301	564,807	239,815	327,150	131,830	334,264
Less: Expenses waived by Advisor	(12,555)	-	(18,036)	-	-	(2,831)	(10,079)

Net Operating Expenses	342,569	248,301	546,771	239,815	327,150	128,999	324,185

Net Investment Income (Loss)	928,890	21,289	(14,655)	(62,047)	(43,930)	(6,227)	38,177

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	305,857	224,571	(40,499)	-	-	(83,574)	1,684,964
and foreign currency translations	-	(5,066)	(5,052)	-	-	(7,613)	-
affiliated investments	-	-	-	158,591	168,143	-	-
Capital gain distributions from affiliated funds	-	-	-	105,401	123,576	-	-
Capital gain dividends from REITs	-	-	43,171	-	-	-	-
Net change in unrealized appreciation (depreciation) on investments	195,005	3,065,769	(639,927)	811,980	817,222	1,234,560	(1,073,656)
alternative investments	-	-	(522,632)	-	-	-	-
and foreign currency translations	-	106	(1,122)	-	-	303	-

Net Realized and Unrealized Gain (Loss) on Investments	500,862	3,285,380	(1,166,061)	1,075,972	1,108,941	1,143,676	611,308

Net Increase (Decrease) in Net Assets Resulting From Operations	$1,429,752	$3,306,669	$(1,180,716)	$1,013,925	$1,065,011	$1,137,449	$649,485

The accompanying notes are an integral part of these financial statements.

Timothy Plan Funds

Statements of Changes in Net Assets

	Aggressive Growth Fund		International Fund		Large/Mid Cap Growth Fund

	Six Months Ended March 31, 2017	Year Ended September 30, 2016	Six Months Ended March 31, 2017	Year Ended September 30, 2016	Six Months Ended March 31, 2017	Year Ended September 30, 2016
Operations:	(Unaudited )		(Unaudited )		(Unaudited )
Net investment income (loss)	$(125,977)	$(166,982)	$9,270	$(12,777)	$(158,358)	$(257,005)
Net realized gain (loss) from investments and foreign currency translations	1,523,496	(1,831,106)	1,199,672	(2,914,476)	2,799,377	228,818
Capital gain dividends from REITs	-	1,828	-	-	-	-
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	1,023,206	1,888,501	1,407,901	4,233,491	3,418,840	3,836,975

Net increase (decrease) in net assets resulting from operations	2,420,725	(107,759)	2,616,843	1,306,238	6,059,859	3,808,788

Distributions to Shareholders:
Net investment income
Class A	-	-	(651,323)	(726,253)	-	-
Class C	-	-	(6,005)	(28,008)	-	-
Class I	-	-	(72,240)	(24,306)	-	-
Net realized gains
Class A	-	(2,544,026)	-	-	(696,373)	(5,603,259)
Class C	-	(552,804)	-	-	(108,931)	(794,628)
Class I	-	(41,648)	-	-	(13,562)	(112,991)

Total dividends and distributions to shareholders	-	(3,138,478)	(729,568)	(778,567)	(818,866)	(6,510,878)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	7,760,923	9,757,605	12,392,696	31,091,113	17,925,587	14,842,125
Class C	325,532	669,961	431,658	2,411,129	1,428,245	1,922,691
Class I	164,666	302,342	6,118,998	1,489,273	786,629	810,899
Reinvestment of dividends and distributions
Class A	-	2,452,543	555,955	642,669	671,055	5,193,825
Class C	-	515,399	5,464	25,560	95,918	687,062
Class I	-	41,648	39,506	4,463	13,516	113,034
Cost of shares redeemed
Class A	(6,661,775)	(4,695,428)	(15,783,990)	(15,678,562)	(12,188,911)	(16,613,778)
Class C	(794,200)	(608,765)	(1,032,078)	(1,426,663)	(940,020)	(1,091,308)
Class I	(13,535)	(210,850)	(526,859)	(235,857)	(71,802)	(985,318)

Net increase in net assets from share transactions of beneficial interest	781,611	8,224,455	2,201,350	18,323,125	7,720,217	4,879,232

Total Increase in Net Assets	3,202,336	4,978,218	4,088,625	18,850,796	12,961,210	2,177,142

Net Assets:
Beginning of period	25,029,229	20,051,011	77,388,074	58,537,278	62,551,048	60,373,906

End of period*	$28,231,565	$25,029,229	$81,476,699	$77,388,074	$75,512,258	$62,551,048

* Includes undistributed net investment loss at end of period	$(238,660)	$(112,683)	$(994,781)	$(274,483)	$(372,403)	$(214,045)

Share Activity:
Shares Sold
Class A	1,081,400	1,423,889	1,444,610	3,711,299	2,305,108	2,009,044
Class C	54,439	114,375	51,953	292,735	218,164	314,086
Class I	22,058	44,337	722,145	178,098	99,062	110,605
Shares Reinvested
Class A	-	350,864	65,794	76,966	86,811	718,371
Class C	-	87,504	664	3,148	14,894	113,004
Class I	-	5,907	4,675	534	1,731	15,505
Shares Redeemed
Class A	(961,486)	(706,090)	(1,868,286)	(1,893,709)	(1,564,056)	(2,317,721)
Class C	(136,848)	(100,152)	(126,987)	(177,184)	(146,710)	(180,263)
Class I	(2,032)	(30,623)	(61,445)	(28,138)	(9,266)	(136,022)

Net increase in shares of beneficial interest outstanding	57,531	1,190,011	233,123	2,163,749	1,005,738	646,609

The accompanying notes are an integral part of these financial statements.

Timothy Plan Funds

Statements of Changes in Net Assets (Continued)

	Small Cap Value Fund		Large/Mid Cap Value Fund		Fixed Income Fund
	Six Months Ended March 31, 2017	Year Ended September 30, 2016	Six Months Ended March 31, 2017	Year Ended September 30, 2016	Six Months Ended March 31, 2017	Year Ended September 30, 2016
Operations:	(Unaudited)		(Unaudited)		(Unaudited)
Net investment income (loss)	$195,605	$(102,494)	$163,682	$(63,043)	$525,372	$1,132,812
Net realized gain (loss) from investments and foreign currency translations	2,500,958	1,403,949	4,318,089	2,267,246	(46,102)	70,867
Capital gain dividends from REITs	51,707	9,918	12,204	65,206	-	-
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	10,064,750	8,551,910	9,581,736	8,267,200	(2,722,160)	1,854,779

Net increase (decrease) in net assets resulting from operations	12,813,020	9,863,283	14,075,711	10,536,609	(2,242,890)	3,058,458

Distributions to Shareholders:
Net investment income
Class A	-	-	-	-	(674,590)	(1,177,146)
Class C	-	-	-	-	(43,837)	(58,563)
Class I	-	-	-	-	(9,726)	(5,499)
Net realized gains
Class A	(1,379,261)	(6,897,842)	(1,940,987)	(16,483,862)	-	-
Class C	(197,580)	(1,028,884)	(312,832)	(2,525,475)	-	-
Class I	(95,030)	(137,683)	(78,954)	(420,027)	-	-

Total dividends and distributions to shareholders	(1,671,871)	(8,064,409)	(2,332,773)	(19,429,364)	(728,153)	(1,241,208)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	20,866,260	30,092,717	24,857,796	48,007,995	13,595,229	32,750,066
Class C	1,605,234	1,930,487	2,664,833	4,416,018	1,922,959	3,152,958
Class I	9,922,344	1,688,930	7,744,478	2,533,303	1,087,123	683,578
Reinvestment of dividends and distributions
Class A	1,332,783	6,620,002	1,782,051	15,246,790	609,250	1,029,560
Class C	189,394	966,913	278,288	2,183,543	37,042	49,825
Class I	79,725	129,683	74,221	358,505	9,243	5,499
Cost of shares redeemed
Class A	(21,819,792)	(15,559,182)	(28,674,608)	(36,698,931)	(18,443,362)	(15,357,156)
Class C	(1,147,608)	(1,495,014)	(2,443,147)	(2,801,607)	(1,528,980)	(2,254,369)
Class I	(466,715)	(412,706)	(701,121)	(828,259)	(98,141)	(610,256)

Net increase (decrease) in net assets from share transactions of beneficial interest	10,561,625	23,961,830	5,582,791	32,417,357	(2,809,637)	19,449,705

Total Increase (Decrease) in Net Assets	21,702,774	25,760,704	17,325,729	23,524,602	(5,780,680)	21,266,955

Net Assets:
Beginning of period	107,452,577	81,691,873	180,497,511	156,972,909	96,366,423	75,099,468

End of period*	$129,155,351	$107,452,577	$197,823,240	$180,497,511	$90,585,743	$96,366,423

* Includes undistributed net investment income (loss) at end of period	$92,865	$(102,740)	$94,411	$(69,271)	$121,657	$324,438

Share Activity:
Shares Sold
Class A	1,149,536	1,882,925	1,404,536	2,835,690	1,328,632	3,173,802
Class C	114,033	156,174	181,061	314,051	195,367	317,784
Class I	552,567	100,485	427,717	150,827	107,804	66,251
Shares Reinvested
Class A	70,705	430,150	100,624	939,420	60,155	99,386
Class C	13,180	81,459	18,918	160,319	3,797	4,987
Class I	4,189	8,371	4,160	21,981	919	533
Shares Redeemed
Class A	(1,201,034)	(1,004,301)	(1,611,803)	(2,204,996)	(1,814,237)	(1,487,222)
Class C	(81,932)	(124,194)	(167,688)	(197,741)	(155,639)	(226,631)
Class I	(24,744)	(25,157)	(39,311)	(48,600)	(9,736)	(59,905)

Net increase (decrease) in shares of beneficial interest outstanding	596,500	1,505,912	318,214	1,970,951	(282,938)	1,888,985

The accompanying notes are an integral part of these financial statements.

Timothy Plan Funds

Statements of Changes in Net Assets (Continued)

	High Yield Bond Fund		Israel Common Values Fund		Defensive Strategies Fund
	Six Months Ended March 31, 2017	Year Ended September 30, 2016	Six Months Ended March 31, 2017	Year Ended September 30, 2016	Six Months Ended March 31, 2017	Year Ended September 30, 2016
Operations:	(Unaudited)		(Unaudited)		(Unaudited)
Net investment income (loss)	$928,890	$1,935,693	$21,289	$(176,879)	$(14,655)	$237,014
Net realized gain (loss) from investments and foreign currency translations	305,857	(935,586)	219,505	(324,559)	(45,551)	(1,915,896)
Capital gain dividends from REITs	-	-	-	-	43,171	206,920
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	195,005	3,461,231	3,065,875	2,645,020	(1,163,681)	8,550,989

Net increase (decrease) in net assets resulting from operations	1,429,752	4,461,338	3,306,669	2,143,582	(1,180,716)	7,079,027

Distributions to Shareholders:
Net investment income
Class A	(770,755)	(1,790,913)	(265,667)	-	(208,348)	-
Class C	(45,004)	(87,942)	(49,930)	-	-	-
Class I	(96,211)	(45,400)	(10,636)	-	(2,838)	-
From net realized gains
Class A	-	-	-	-	-	-
Class C	-	-	-	-	-	-
Class I	-	-	-	-	-	-

Total dividends and distributions to shareholders	(911,970)	(1,924,255)	(326,233)	-	(211,186)	-

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	12,800,465	24,017,263	9,697,131	5,321,650	5,518,815	21,058,691
Class C	413,572	525,354	2,209,876	1,814,336	890,625	1,397,370
Class I	5,934,052	845,583	504,058	270,177	1,516,341	327,197
Reinvestment of dividends and distributions
Class A	673,383	1,544,213	245,204	-	196,408	-
Class C	40,677	79,858	43,283	-	-	-
Class I	54,960	14,011	8,532	-	2,381	-
Cost of shares redeemed
Class A	(16,742,394)	(15,001,868)	(3,241,564)	(2,750,868)	(18,063,366)	(30,050,425)
Class C	(359,738)	(377,771)	(423,953)	(794,156)	(2,292,899)	(7,357,766)
Class I	(1,910,941)	(2,079,004)	(13,247)	(24,354)	(78,141)	(123,433)

Net increase (decrease) in net assets from share transactions of beneficial interest	904,036	9,567,639	9,029,320	3,836,785	(12,309,836)	(14,748,366)

Total Increase (Decrease) in Net Assets	1,421,818	12,104,722	12,009,756	5,980,367	(13,701,738)	(7,669,339)

Net Assets:
Beginning of period	53,855,118	41,750,396	20,694,552	14,714,185	78,734,175	86,403,514

End of period*	$55,276,936	$53,855,118	$32,704,308	$20,694,552	$65,032,437	$78,734,175

* Includes undistributed net investment income (loss) at end of period	$102,625	$85,705	$(1,200,800)	$(895,856)	$2,744,224	$2,970,065

Share Activity:
Shares Sold
Class A	1,395,082	2,742,134	741,633	461,537	489,472	1,934,784
Class C	44,520	59,795	177,514	163,402	81,858	132,615
Class I	648,484	94,126	38,640	22,627	134,914	29,889
Shares Reinvested
Class A	73,738	177,482	19,538	-	17,351	-
Class C	4,405	9,081	3,568	-	-	-
Class I	6,015	1,599	679	-	211	-
Shares Redeemed
Class A	(1,833,328)	(1,718,478)	(246,503)	(233,549)	(1,607,905)	(2,748,219)
Class C	(38,871)	(42,767)	(34,414)	(70,715)	(211,487)	(697,585)
Class I	(207,683)	(243,426)	(1,019)	(2,247)	(6,976)	(10,792)

Net increase (decrease) in shares of beneficial interest outstanding	92,362	1,079,546	699,636	341,055	(1,102,562)	(1,359,308)

The accompanying notes are an integral part of these financial statements.

Timothy Plan Funds

Statements of Changes in Net Assets (Continued)

	Strategic Growth Fund		Conservative Growth Fund		Emerging Markets Fund
	Six Months Ended March 31, 2017	Year Ended September 30, 2016	Six Months Ended March 31, 2017	Year Ended September 30, 2016	Six Months Ended March 31, 2017	Year Ended September 30, 2016
Operations:	(Unaudited)		(Unaudited)		(Unaudited)
Net investment income (loss)	$(62,047)	$(209,030)	$(43,930)	$(224,509)	$(6,227)	$30,501
Net realized gain (loss) from investments and foreign currency translations	158,591	(448,605)	168,143	(1,151,302)	(91,187)	(754,177)
Capital gain distributions from affiliated funds	105,401	1,314,297	123,576	1,035,661	-	-
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	811,980	937,576	817,222	2,479,474	1,234,863	2,655,529

Net increase in net assets resulting from operations	1,013,925	1,594,238	1,065,011	2,139,324	1,137,449	1,931,853

Distributions to Shareholders:
Net Investment Income
Class A	-	(112,223)	-	(236,640)	(43,769)	-
Class C	-	-	-	-	-	-
Class I	-	-	-	-	(4,732)	-
From net realized gains						-
Class A	-	-	-	(2,639,009)	-	-
Class C	-	-	-	(682,167)	-	-
Class I	-	-	-	-	-	-

Total dividends and distributions to shareholders	-	(112,223)	-	(3,557,816)	(48,501)	-

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	2,261,178	4,032,536	3,611,708	5,470,344	4,966,504	2,572,036
Class C	378,171	787,803	1,116,668	1,602,781	877,236	365,496
Class I	-	-			363,353	507,804
Reinvestment of dividends and distributions
Class A	-	109,450	-	2,757,111	41,696	-
Class C	-	-	-	646,209	-	-
Class I	-	-	-	-	4,324	-
Cost of shares redeemed
Class A	(3,553,789)	(5,652,166)	(4,622,974)	(7,421,419)	(1,451,972)	(3,118,821)
Class C	(1,002,411)	(1,364,045)	(1,262,803)	(2,343,151)	(106,703)	(134,303)
Class I	-	-	-	-	(31,572)	(214,533)

Net increase (decrease) in net assets from share transactions of beneficial interest	(1,916,851)	(2,086,422)	(1,157,401)	711,875	4,662,866	(22,321)

Total Increase (Decrease) in Net Assets	(902,926)	(604,407)	(92,390)	(706,617)	5,751,814	1,909,532

Net Assets:
Beginning of period	40,179,870	40,784,277	55,133,908	55,840,525	8,717,953	6,808,421

End of period*	$39,276,944	$40,179,870	$55,041,518	$55,133,908	$14,469,767	$8,717,953

* Includes undistributed net investment income (loss) at end of period	$(166,657)	$(210,011)	$(146,956)	$(226,602)	$(51,101)	$3,627

Share Activity:
Shares Sold
Class A	255,774	480,831	360,349	554,370	594,382	363,891
Class C	47,200	102,532	120,199	175,034	106,411	53,058
Class I	-	-	-	-	42,930	65,927
Shares Reinvested
Class A	-	13,045	-	287,499	5,122	-
Class C	-	-	-	72,689	-	-
Class I	-	-	-	-	529	-
Shares Redeemed
Class A	(403,250)	(667,629)	(460,518)	(755,679)	(170,867)	(425,373)
Class C	(124,879)	(176,799)	(135,906)	(256,362)	(13,000)	(19,113)
Class I	-	-	-	-	(3,889)	(31,018)

Net increase (decrease) in shares of beneficial interest outstanding	(225,155)	(248,020)	(115,876)	77,551	561,618	7,372

The accompanying notes are an integral part of these financial statements.

Timothy Plan Funds

Statements of Changes in Net Assets (Continued)

	Growth & Income Fund

	Six Months Ended March 31, 2017	Year Ended September 30, 2016
Operations:	(Unaudited)
Net investment income	$38,177	$68,916
Net realized gain (loss) from investments	1,684,964	(1,285,364)
Net change in unrealized appreciation (depreaciation) on investments	(1,073,656)	4,777 2,103,587

Net increase in net assets resulting from operations	649,485	891,916

Distributions to Shareholders:
Net Investment Income
Class A	(675)	(63,627)
Class I	(1,060)	(3,765)

Total dividends and distributions to shareholders	(1,735)	(67,392)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	3,533,250	15,061,831
Class C	606,760	694,150
Class I	604,699	314,655
Reinvestment of dividends and distributions
Class A	658	62,209
Class I	990	3,498
Cost of shares redeemed
Class A	(10,468,789)	(5,764,625)
Class C	(566,190)	(1,040,757)
Class I	(138,606)	(329,849)

Net increase (decrease) in net assets from share transactions of beneficial interest	(6,427,228)	9,001,112

Total Increase (Decrease) in Net Assets	(5,779,478)	9,825,636

Net Assets:
Beginning of period	41,107,233	31,281,597

End of period*	$35,327,755	$41,107,233

* Includes accumulated net investment income (loss) at end of period	$38,391	$1,949

Share Activity:
Shares Sold
Class A	326,109	1,423,716
Class C	57,309	66,702
Class I	55,494	29,170
Shares Reinvested
Class A	61	5,792
Class I	91	324
Shares Redeemed
Class A	(958,476)	(543,935)
Class C	(53,794)	(100,357)
Class I	(12,871)	(31,110)

Net increase (decrease) in shares of beneficial interest outstanding	(586,077)	850,302

The accompanying notes are an integral part of these financial statements.

Timothy Aggressive Growth Fund (Class A Shares)

Selected data based on a share outstanding throughout each period

	For the Six Months ended March 31, 2017		For the Year ended September 30, 2016		For the Year ended September 30, 2015	For the Year ended September 30, 2014	For the Year ended September 30, 2013	For the Year ended September 30, 2012
	(Unaudited)
Net asset value, beginning of period	$6.82		$7.98		$9.18	$9.00	$7.10	$5.57

INCOME FROM INVESTMENT OPERATIONS:
Net investment loss (A)	(0.03)		(0.04)		(0.08)	(0.11)	(0.09)	(0.12)
Net realized and unrealized gain (loss) on investments	0.75		(0.02)	(B)	(0.05)	0.84	1.99	1.65

Total from investment operations	0.72		(0.06)		(0.13)	0.73	1.90	1.53

LESS DISTRIBUTIONS:
From net realized gains on investments	-		(1.10)		(1.07)	(0.55)	-	-

Total distributions	-		(1.10)		(1.07)	(0.55)	-	-

Net asset value, end of period	$7.54		$6.82		$7.98	$9.18	$9.00	$7.10

Total return (C)(D)	10.56%	(E)	(1.03)%		(2.35)%	8.22%	26.76%	27.47%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$24,383		$21,209		$16,306	$19,268	$17,727	$14,398
Ratios to average net assets
Expenses, before waiver and reimbursement	1.71%	(F)	1.69%		1.77%	1.74%	-	-
Expenses, net waiver and reimbursement	1.61%	(F)	1.59%		1.67%	1.73%	1.86%	2.12%
Net investment loss, before waiver and reimbursement	(1.04)%	(F)	(0.73)%		(1.04)%	(1.19)%	-	-
Net investment loss, net waiver and reimbursement	(0.94)%	(F)	(0.63)%		(0.94)%	(1.18)%	(1.20)%	(1.78)%
Portfolio turnover rate	100%	(E)	124%		144%	91%	120%	147%
(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(B)	Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.
(C)	Total return calculation does not reflect sales load.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(E)	For periods of less than one full year, total return and turnover are not annualized.
(F)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Aggressive Growth Fund (Class C Shares)

Selected data based on a share outstanding throughout each period

	For the Six Months ended March 31, 2017		For the Year ended September 30, 2016		For the Year ended September 30, 2015	For the Year ended September 30, 2014	For the Year ended September 30, 2013	For the Year ended September 30, 2012
	(Unaudited)
Net asset value, beginning of period	$5.71		$6.90		$8.13	$8.09	$6.43	$5.06

INCOME FROM INVESTMENT OPERATIONS:
Net investment loss (A)	(0.05)		(0.08)		(0.13)	(0.16)	(0.14)	(0.16)
Net realized and unrealized gain (loss) on investments	0.63		(0.01)	(B)	(0.03)	0.75	1.80	1.53

Total from investment operations	0.58		(0.09)		(0.16)	0.59	1.66	1.37

LESS DISTRIBUTIONS:
From net realized gains on investments	-		(1.10)		(1.07)	(0.55)	-	-

Total distributions	-		(1.10)		(1.07)	(0.55)	-	-

Net asset value, end of period	$6.29		$5.71		$6.90	$8.13	$8.09	$6.43

Total return (C)(D)	10.16%	(E)	(1.73)%		(3.10)%	7.37%	25.82%	27.08%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$3,259		$3,426		$3,442	$3,458	$2,892	$2,201
Ratios to average net assets
Expenses, before waiver and reimbursement	2.46%	(F)	2.44%		2.52%	2.49%	-	-
Expenses, net waiver and reimbursement	2.36%	(F)	2.34%		2.42%	2.48%	2.60%	2.87%
Net investment loss, before waiver and reimbursement	(1.81)%	(F)	(1.47)%		(1.78)%	(1.94)%	-	-
Net investment loss, net waiver and reimbursement	(1.71)%	(F)	(1.37)%		(1.69)%	(1.93)%	(1.94)%	(2.53)%
Portfolio turnover rate	100%	(E)	124%		144%	91%	120%	147%
(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(B)	Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.
(C)	Total return calculation does not reflect redemption fee.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(E)	For periods of less than one full year, total return and turnover are not annualized.
(F)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Aggressive Growth Fund (Class I Shares)

Selected data based on a share outstanding throughout each period

	For the Six Months ended March 31, 2017		For the Year ended September 30, 2016		For the Year ended September 30, 2015	For the Year ended September 30, 2014	For the Period ended September 30, 2013 (A)
	(Unaudited)
Net asset value, beginning of period	$6.89		$8.03		$9.21	$9.01	$8.87

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (B)	(0.02)		(0.03)		(0.06)	(0.07)	-	*
Net realized and unrealized gain (loss) on investments	0.76		(0.01)	(C)	(0.05)	0.82	0.14

Total from investment operations	0.74		(0.04)		(0.11)	0.75	0.14

LESS DISTRIBUTIONS:
From net realized gains on investments	-		(1.10)		(1.07)	(0.55)	-

Total distributions	-		(1.10)		(1.07)	(0.55)	-

Net asset value, end of period	$7.63		$6.89		$8.03	$9.21	$9.01

Total return (D)	10.74%	(E)	(0.75)%		(2.10)%	8.43%	1.58%	(E)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$590		$395		$303	$140	$102	+
Ratios to average net assets
Expenses, before waiver and reimbursement	1.46%	(F)	1.44%		1.52%	1.33%	-
Expenses, net waiver and reimbursement	1.36%	(F)	1.34%		1.42%	1.28%	1.61%	(F)
Net investment income (loss), before waiver and reimbursement	(0.79)%	(F)	(0.48)%		(0.74)%	(0.78)%	-
Net investment loss, net waiver and reimbursement	(0.69)%	(F)	(0.38)%		(0.69)%	(0.73)%	(0.95)%	(F)
Portfolio turnover rate	100%	(E)	124%		144%	91%	120%	(E)

*Amount is less than $0.005 per share.

+ Actual net assets not truncated.

(A)	For the period August 1, 2013 (Commencement of Operations) to September 30, 2013.
(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(C)	Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(E)	For periods of less than one full year, total return and turnover are not annualized.
(F)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy International Fund (Class A Shares)

Selected data based on a share outstanding throughout each period

	For the Six		For the Year	For the Year		For the Year	For the Year	For the Year
	Months ended		ended	ended		ended	ended	ended
	March 31,		September 30,	September 30,		September 30,	September 30,	September 30,
	2017		2016	2015		2014	2013	2012
	(Unaudited)
Net asset value, beginning of period	$8.53		$8.47	$8.89		$8.65	$7.31	$6.54

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	- *		- *	0.08		0.05	0.06	0.03
Net realized and unrealized gain (loss) on investments	0.31		0.15	(0.50)		0.36	1.34	0.97

Total from investment operations	0.31		0.15	(0.42)		0.41	1.40	1.00

LESS DISTRIBUTIONS:
From net investment income	(0.09)		(0.09)	-		(0.17)	(0.06)	(0.23)

Total distributions	(0.09)		(0.09)	-		(0.17)	(0.06)	(0.23)

Net asset value, end of period	$8.75		$8.53	$8.47		$8.89	$8.65	$7.31

Total return (B)(C)	3.64%	(D)	1.85%	(4.72)%	(E)	4.74%	19.25%	15.73%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$68,693		$70,013	$53,458		$54,709	$38,432	$29,794
Ratios to average net assets
Expenses, before waiver and reimbursement	1.73%	(F)	1.68%	1.67%		1.69%	-	-
Expenses, net waiver and reimbursement	1.68%	(F)	1.63%	1.62%		1.68%	1.73%	1.82%
Net investment income (loss) before waiver and reimbursement	(0.02)%	(F)	(0.03)%	0.88%		0.52%	-	-
Net investment income (loss), net waiver and reimbursement	0.03%	(F)	0.02%	0.93%		0.52%	0.70%	0.38%
Portfolio turnover rate	10%	(D)	28%	30%		31%	29%	34%

*	Amount is less than $0.005 per share.
(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(B)	Total return calculation does not reflect sales load.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(D)	For periods of less than one full year, total return and turnover are not annualized.
(E)	As a result of a trade error, the Fund experienced a loss totaling $4,927.83 for the year ended September 30, 2015, all of which was reimbursed by the Advisor; there was no effect on total return due to trade error.
(F)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy International Fund (Class C Shares)

Selected data based on a share outstanding throughout each period

	For the Six		For the Year	For the Year		For the Year		For the Year	For the Year
	Months ended		ended	ended		ended		ended	ended
	March 31,		September 30,	September 30,		September 30,		September 30,	September 30,
	2017		2016	2015		2014		2013	2012
	(Unaudited)
Net asset value, beginning of period	$8.25		$8.21	$8.67		$8.46		$7.15	$6.39

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	(0.03)		(0.06)	0.02		(0.02)		-	(0.02)
Net realized and unrealized gain (loss) on investments	0.30		0.15	(0.48)		0.35	(B)	1.31	0.95

Total from investment operations	0.27		0.09	(0.46)		0.33		1.31	0.93

LESS DISTRIBUTIONS:
From net investment income	(0.01)		(0.05)	-		(0.12)		-	(0.17)

Total distributions	(0.01)		(0.05)	-		(0.12)		-	(0.17)

Net asset value, end of period	$8.51		$8.25	$8.21		$8.67		$8.46	$7.15

Total return (C)(D)	3.31%	(E)	1.09%	(5.31)%	(F)	3.87%		18.32%	14.88%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$4,002		$4,495	$3,498		$3,336		$2,446	$1,617
Ratios to average net assets
Expenses, before waiver and reimbursement	2.48%	(G)	2.43%	2.41%		2.44%		-	-
Expenses, net waiver and reimbursement	2.43%	(G)	2.38%	2.36%		2.44%		2.47%	2.57%
Net investment income (loss) before waiver and reimbursement	(0.80)%	(G)	(0.74)%	0.17%		(0.21)%		-	-
Net investment income (loss), net waiver and reimbursement	(0.75)%	(G)	(0.69)%	0.18%		(0.20)%		(0.01)%	(0.32)%
Portfolio turnover rate	10%	(E)	28%	30%		31%		29%	34%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(B)	Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.
(C)	Total return calculation does not reflect redemption fee.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(E)	For periods of less than one full year, total return and turnover are not annualized.
(F)	As a result of a trade error, the Fund experienced a loss totaling $4,927.83 for the year ended September 30, 2015, all of which was reimbursed by the Advisor; there was no effect on total return due to trade error.
(G)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy International Fund (Class I Shares)

Selected data based on a share outstanding throughout each period

	For the Six		For the Year		For the Year		For the Year	For the
	Months ended		ended		ended		ended	Period ended
	March 31,		September 30,		September 30,		September 30,	September 30, 2013
	2017		2016		2015		2014	(A)
	(Unaudited)
Net asset value, beginning of period	$8.55		$8.49		$8.88		$8.65	$8.46

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (B)	0.02		0.02		0.15		0.08	0.02
Net realized and unrealized gain (loss) on investments	0.30		0.15	(C)	(0.54)		0.34	0.17

Total from investment operations	0.32		0.17		(0.39)		0.42	0.19

LESS DISTRIBUTIONS:
From net investment income	(0.11)		(0.11)		-		(0.19)	-

Total distributions	(0.11)		(0.11)		-		(0.19)	-

Net asset value, end of period	$8.76		$8.55		$8.49		$8.88	$8.65

Total return (D)	3.79%	(E)	2.08%		(4.39)%	(F)	4.85%	2.25%	(E)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$8,781		$2,880		$1,581		$461	$102	+
Ratios to average net assets
Expenses, before waiver and reimbursement	1.48%	(G)	1.45%		1.42%		1.38%	-
Expenses, net waiver and reimbursement	1.43%	(G)	1.39%		1.37%		1.38%	1.48%	(G)
Net investment income, before waiver and reimbursement	0.50%	(G)	0.22%		1.13%		0.85%	-
Net investment income, net waiver and reimbursement	0.55%	(G)	0.29%		1.18%		0.86%	0.95%	(G)
Portfolio turnover rate	10%	(E)	28%		30%		31%	29%	(E)

+	Actual net assets not truncated.
(A)	For the period August 1, 2013 (Commencement of Operations) to September 30, 2013.
(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(C)	Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(E)	For periods of less than one full year, total return and turnover are not annualized.
(F)	As a result of a trade error, the Fund experienced a loss totaling $4,927.83 for the year ended September 30, 2015, all of which was reimbursed by the Advisor; there was no effect on total return due to trade error.
(G)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Large/Mid Cap Growth Fund (Class A Shares)

Selected data based on a share outstanding throughout each period

	For the Six		For the Year	For the Year	For the Year	For the Year	For the Year
	Months ended		ended	ended	ended	ended	ended
	March 31,		September 30,	September 30,	September 30,	September 30,	September 30,
	2017		2016	2015	2014	2013	2012
	(Unaudited)
Net asset value, beginning of period	$7.46		$7.75	$8.66	$8.36	$7.30	$6.05

INCOME FROM INVESTMENT OPERATIONS:
Net investment loss (A)	(0.01)		(0.02)	(0.01)	(0.01)	(0.02)	(0.04)
Net realized and unrealized gain on investments	0.70		0.51	0.03(B)	1.15	1.51	1.61

Total from investment operations	0.69		0.49	0.02	1.14	1.49	1.57

LESS DISTRIBUTIONS:
From net realized gains on investments	(0.09)		(0.78)	(0.93)	(0.84)	(0.43)	(0.32)

Total distributions	(0.09)		(0.78)	(0.93)	(0.84)	(0.43)	(0.32)

Net asset value, end of period	$8.06		$7.46	$7.75	$8.66	$8.36	$7.30

Total return (C)(D)	9.34%	(E)	6.65%	(0.35)%	14.70%	21.62%	26.61%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$64,813		$53,827	$52,682	$56,073	$48,411	$41,446
Ratios to average net assets
Expenses, before waiver and reimbursement	1.54%	(F)	1.54%	1.56%	1.57%	-	-
Expenses, net waiver and reimbursement	1.49%	(F)	1.49%	1.51%	1.57%	1.59%	1.68%
Net investment loss, before waiver and reimbursement	(0.44)%	(F)	(0.38)%	(0.14)%	(0.18)%	-	-
Net investment loss, net waiver and reimbursement	(0.39)%	(F)	(0.33)%	(0.09)%	(0.17)%	(0.24)%	(0.63)%
Portfolio turnover rate	39%	(E)	71%	73%	61%	91%	127%
(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(B)	Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.
(C)	Total return calculation does not reflect sales load.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(E)	For periods of less than one full year, total return and turnover are not annualized.
(F)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Large/Mid Cap Growth Fund (Class C Shares)

Selected data based on a share outstanding throughout each period

	For the Six		For the Year	For the Year		For the Year	For the Year	For the Year
	Months ended		ended	ended		ended	ended	ended
	March 31,		September 30,	September 30,		September 30,	September 30,	September 30,
	2017		2016	2015		2014	2013	2012
	(Unaudited)
Net asset value, beginning of period	$6.24		$6.64	$7.60		$7.49	$6.63	$5.57

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (A)	(0.04)		(0.07)	(0.06)		(0.07)	(0.07)	(0.09)
Net realized and unrealized gain on investments	0.59		0.45	0.03	(B)	1.02	1.36	1.47

Total from investment operations	0.55		0.38	(0.03)		0.95	1.29	1.38

LESS DISTRIBUTIONS:
From net realized gains on investments	(0.09)		(0.78)	(0.93)		(0.84)	(0.43)	(0.32)

Total distributions	(0.09)		(0.78)	(0.93)		(0.84)	(0.43)	(0.32)

Net asset value, end of period	$6.70		$6.24	$6.64		$7.60	$7.49	$6.63

Total return (C)(D)	8.92%	(E)	6.04%	(1.14)%		13.84%	20.74%	25.47%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$8,775		$7,636	$6,490		$5,929	$5,041	$4,483
Ratios to average net assets
Expenses, before waiver and reimbursement	2.29%	(F)	2.30%	2.31%		2.32%	-	-
Expenses, net waiver and reimbursement	2.24%	(F)	2.24%	2.26%		2.32%	2.34%	2.44%
Net investment loss, before waiver and reimbursement	(1.19)%	(F)	(1.14)%	(0.88)%		(0.93)%	-	-
Net investment loss, net waiver and reimbursement	(1.14)%	(F)	(1.08)%	(0.84)%		(0.93)%	(0.99)%	(1.38)%
Portfolio turnover rate	39%	(E)	71%	73%		61%	91%	127%
(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(B)	Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.
(C)	Total return calculation does not reflect redemption fee.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(E)	For periods of less than one full year, total return and turnover are not annualized.
(F)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Large/Mid Cap Growth Fund (Class I Shares)

Selected data based on a share outstanding throughout each period

	For the Six		For the Year	For the Year		For the Year	For the
	Months ended		ended	ended		ended	Period ended
	March 31,		September 30,	September 30,		September 30,	September 30,
	2017		2016	2015		2014	2013 (A)
	(Unaudited)
Net asset value, beginning of period	$7.54		$7.80	$8.69		$8.37	$8.31

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (B)	(0.01)		(0.01)	0.02		0.01	0.01
Net realized and unrealized gain on investments	0.72		0.53	0.02	(C)	1.15(C)	0.05

Total from investment operations	0.71		0.52	0.04		1.16	0.06

LESS DISTRIBUTIONS:
From net realized gains on investments	(0.09)		(0.78)	(0.93)		(0.84)	-

Total distributions	(0.09)		(0.78)	(0.93)		(0.84)	-

Net asset value, end of period	$8.16		$7.54	$7.80		$8.69	$8.37

Total return (D)	9.51%	(E)	7.01%	(0.10)%		14.94%	0.72%	(E)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$1,923		$1,088	$1,202		$190	$101	+
Ratios to average net assets
Expenses, before waiver and reimbursement	1.29%	(F)	1.29%	1.31%		1.30%	-
Expenses, net waiver and reimbursement	1.24%	(F)	1.24%	1.26%		1.29%	1.34%	(F)
Net investment income (loss), before waiver and reimbursement	(0.20)%	(F)	(0.12)%	0.13%		0.13%	-
Net investment income (loss), net waiver and reimbursement	(0.15)%	(F)	(0.08)%	0.16%		0.14%	0.01%	(F)
Portfolio turnover rate	39%	(E)	71%	73%		61%	91%	(E)
+	Actual net assets not truncated.
(A)	For the period August 1, 2013 (Commencement of Operations) to September 30, 2013.
(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(C)	Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(E)	For periods of less than one full year, total return and turnover are not annualized.
(F)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Small Cap Value Fund (Class A Shares)

Selected data based on a share outstanding throughout each period

	For the Six		For the Year	For the Year	For the Year	For the Year	For the Year
	Months ended		ended	ended	ended	ended	ended
	March 31,		September 30,	September 30,	September 30,	September 30,	September 30,
	2017		2016	2015	2014	2013	2012
	(Unaudited)
Net asset value, beginning of period	$17.09		$16.93	$19.79	$20.30	$14.74	$10.82

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	0.03		(0.01)	(0.07)	(0.04)	0.02	0.03
Net realized and unrealized gain on investments	1.92		1.65	0.64	1.57	5.57	3.89

Total from investment operations	1.95		1.64	0.57	1.53	5.59	3.92

LESS DISTRIBUTIONS:
From net investment income	-		-	-	-	(0.03)	-
From net realized gains on investments	(0.25)		(1.48)	(3.43)	(2.04)	-	-

Total distributions	(0.25)		(1.48)	(3.43)	(2.04)	(0.03)	-

Net asset value, end of period	$18.79		$17.09	$16.93	$19.79	$20.30	$14.74

Total return (B)(C)	11.41%	(D)	10.67%	1.90%	7.61%	37.97%	36.23%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$104,663		$94,871	$71,840	$71,997	$64,972	$47,976
Ratios to average net assets
Expenses, before waiver and reimbursement	1.49%	(E)	1.48%	1.53%	1.53%	-	-
Expenses, net waiver and reimbursement	1.44%	(E)	1.44%	1.48%	1.52%	1.55%	1.59%
Net investment income (loss), before waiver and reimbursement	0.33%	(E)	(0.09)%	(0.45)%	(0.25)%	-	-
Net investment income (loss), net waiver and reimbursement	0.38%	(E)	(0.04)%	(0.40)%	(0.25)%	0.11%	0.19%
Portfolio turnover rate	22%	(D)	73%	30%	71%	73%	65%
(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(B)	Total return calculation does not reflect sales load.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(D)	For periods of less than one full year, total return and turnover are not annualized.
(E)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Small Cap Value Fund (Class C Shares)

Selected data based on a share outstanding throughout each period

	For the Six		For the Year	For the Year	For the Year	For the Year	For the Year
	Months ended		ended	ended	ended	ended	ended
	March 31,		September 30,	September 30,	September 30,	September 30,	September 30,
	2017		2016	2015	2014	2013	2012
	(Unaudited)
Net asset value, beginning of period	$13.10		$13.42	$16.45	$17.30	$12.63	$9.35

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (A)	(0.03)		(0.10)	(0.17)	(0.17)	(0.10)	(0.06)
Net realized and unrealized gain on investments	1.47		1.26	0.57	1.36	4.77	3.34

Total from investment operations	1.44		1.16	0.40	1.19	4.67	3.28

LESS DISTRIBUTIONS:
From net investment income	-		-	-	-	-	-
From net realized gains on investments	(0.25)		(1.48)	(3.43)	(2.04)	-	-

Total distributions	(0.25)		(1.48)	(3.43)	(2.04)	-	-

Net asset value, end of period	$14.29		$13.10	$13.42	$16.45	$17.30	$12.63

Total return (B)(C)	10.99%	(D)	9.81%	1.14%	6.96%	36.98%	35.08%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$11,836		$10,257	$8,981	$8,135	$7,539	$4,937
Ratios to average net assets
Expenses, before waiver and reimbursement	2.24%	(E)	2.23%	2.28%	2.28%	-	-
Expenses, net waiver and reimbursement	2.19%	(E)	2.18%	2.23%	2.27%	2.30%	2.34%
Net investment loss, before waiver and reimbursement	(0.42)%	(E)	(0.84)%	(1.19)%	(1.01)%	-	-
Net investment loss, net waiver and reimbursement	(0.37)%	(E)	(0.78)%	(1.14)%	(1.01)%	(0.65)%	(0.55)%
Portfolio turnover rate	22%	(D)	73%	30%	71%	73%	65%
(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(B)	Total return calculation does not reflect redemption fee.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(D)	For periods of less than one full year, total return and turnover are not annualized.
(E)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Small Cap Value Fund (Class I Shares)

Selected data based on a share outstanding throughout each period

	For the Six Months ended March 31, 2017		For the Year ended September 30, 2016	For the Year ended September 30, 2015	For the Year ended September 30, 2014		For the Period ended September 30, 2013 (A)
	(Unaudited)
Net asset value, beginning of period	$17.24		$17.03	$19.84	$20.29		$19.68

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (B)	0.07		0.04	(0.03)	0.02		(0.01)
Net realized and unrealized gain on investments	1.92		1.65	0.65	1.57	(C)	0.62

Total from investment operations	1.99		1.69	0.62	1.59		0.61

LESS DISTRIBUTIONS:
From net realized gains on investments	(0.25)		(1.48)	(3.43)	(2.04)		-

Total distributions	(0.25)		(1.48)	(3.43)	(2.04)		-

Net asset value, end of period	$18.98		$17.24	$17.03	$19.84		$20.29

Total return (D)	11.54%	(E)	10.92%	2.18%	7.93%		3.10%	(D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$12,656		$2,324	$870	$532		$103	+
Ratios to average net assets
Expenses, before waiver and reimbursement	1.24%	(F)	1.26%	1.28%	1.27%		-
Expenses, net waiver and reimbursement	1.19%	(F)	1.20%	1.23%	1.27%		1.30%	(E)
Net investment income (loss), before waiver and reimbursement	0.64%	(F)	0.18%	(0.19)%	0.06%		-
Net investment income (loss), net waiver and reimbursement	0.70%	(F)	0.23%	(0.14)%	0.07%		0.36%	(E)
Portfolio turnover rate	22%	(E)	73%	30%	71%		73%	(D)
+	Actual net assets not truncated.
(A)	For the period August 1, 2013 (Commencement of Operations) to September 30, 2013.
(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(C)	Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(E)	For periods of less than one full year, total return and turnover are not annualized.
(F)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Large/Mid Cap Value Fund (Class A Shares)

Selected data based on a share outstanding throughout each period

	For the Six Months ended March 31, 2017		For the Year ended September 30, 2016	For the Year ended September 30, 2015	For the Year ended September 30, 2014	For the Year ended September 30, 2013	For the Year ended September 30, 2012
	(Unaudited)
Net asset value, beginning of period	$17.15		$18.20	$19.61	$18.14	$14.80	$11.83

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	0.02		0.01	(0.01)	(0.01)	0.09	0.06
Net realized and unrealized gain on investments (B)	1.31		1.04	0.38	2.83	3.30	2.94

Total from investment operations	1.33		1.05	0.37	2.82	3.39	3.00

LESS DISTRIBUTIONS:
From net investment income	-		-	-	(0.09)	(0.05)	(0.03)
From net realized gains on investments	(0.22)		(2.10)	(1.78)	(1.26)	-	-

Total distributions	(0.22)		(2.10)	(1.78)	(1.35)	(0.05)	(0.03)

Net asset value, end of period	$18.26		$17.15	$18.20	$19.61	$18.14	$14.80

Total return (C)(D)	7.78%	(E)	6.40%	1.59%	16.13%	23.00%	25.39%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$162,302		$154,260	$135,091	$138,821	$114,657	$100,632
Ratios to average net assets
Expenses, before waiver and reimbursement	1.51%	(F)	1.48%	1.48%	1.50%	-	-
Expenses, net waiver and reimbursement	1.45%	(F)	1.43%	1.43%	1.49%	1.49%	1.57%
Net investment income (loss), before waiver and reimbursement	0.19%	(F)	(0.01)%	(0.13)%	(0.03)%	-	-
Net investment income (loss), net waiver and reimbursement	0.25%	(F)	0.04%	(0.08)%	(0.03)%	0.55%	0.42%
Portfolio turnover rate	24%	(E)	45%	11%	37%	64%	7%
(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(B)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not agree to the aggregate gains and losses in the Statement of Operations due to the fluctuations in share transactions.
(C)	Total return calculation does not reflect sales load.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(E)	For periods of less than one full year, total return and turnover are not annualized.
(F)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Large/Mid Cap Value Fund (Class C Shares)

Selected data based on a share outstanding throughout each period

	For the Six Months ended March 31, 2017		For the Year ended September 30, 2016	For the Year ended September 30, 2015	For the Year ended September 30, 2014	For the Year ended September 30, 2013	For the Year ended September 30, 2012
	(Unaudited)
Net asset value, beginning of period	$14.30		$15.62	$17.19	$16.12	$13.20	$10.61

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (A)	(0.04)		(0.10)	(0.14)	(0.13)	(0.03)	(0.04)
Net realized and unrealized gain on investments	1.10		0.88	0.35	2.49	2.95	2.63

Total from investment operations	1.06		0.78	0.21	2.36	2.92	2.59

LESS DISTRIBUTIONS:
From net investment income	-		-	-	(0.03)	-	-
From net realized gains on investments	(0.22)		(2.10)	(1.78)	(1.26)	-	-

Total distributions	(0.22)		(2.10)	(1.78)	(1.29)	-	-

Net asset value, end of period	$15.14		$14.30	$15.62	$17.19	$16.12	$13.20

Total return (B)(C)	7.45%	(D)	5.64%	0.82%	15.21%	22.12%	24.41%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$22,556		$20,855	$18,458	$16,778	$13,649	$10,669
Ratios to average net assets
Expenses, before waiver and reimbursement	2.26%	(E)	2.23%	2.23%	2.25%	-	-
Expenses, net waiver and reimbursement	2.20%	(E)	2.18%	2.18%	2.24%	2.23%	2.32%
Net investment loss, before waiver and reimbursement	(0.56)%	(E)	(0.76)%	(0.88)%	(0.78)%	-	-
Net investment loss, net waiver and reimbursement	(0.50)%	(E)	(0.70)%	(0.83)%	(0.77)%	(0.19)%	(0.32)%
Portfolio turnover rate	24%	(D)	45%	11%	37%	64%	7%
(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(B)	Total return calculation does not reflect redemption fee.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
Total	return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(D)	For periods of less than one full year, total return and turnover are not annualized.
(E)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Large/Mid Cap Value Fund (Class I Shares)

Selected data based on a share outstanding throughout each period

	For the Six Months ended March 31, 2017		For the Year ended September 30, 2016		For the Year ended September 30, 2015	For the Year ended September 30, 2014		For the Period ended September 30, 2013 (A)
	(Unaudited)
Net asset value, beginning of period	$17.27		$18.26		$19.63	$18.13		$18.19

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (B)	0.05		0.05		0.03	0.05		0.03
Net realized and unrealized gain (loss) on investments	1.31		1.06	(C)	0.38	2.82	(C)	(0.09)

Total from investment operations	1.36		1.11		0.41	2.87		(0.06)

LESS DISTRIBUTIONS:
From net investment income	-		-		-	(0.11)		-
From net realized gains on investments	(0.22)		(2.10)		(1.78)	(1.26)		-

Total distributions	(0.22)		(2.10)		(1.78)	(1.37)		-

Net asset value, end of period	$18.41		$17.27		$18.26	$19.63		$18.13

Total return (D)	7.91%	(E)	6.74%		1.81%	16.09%		(0.33)%	(E)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$12,965		$5,382		$3,424	$1,442		$100	+
Ratios to average net assets
Expenses, before waiver and reimbursement	1.26%	(F)	1.25%		1.23%	1.23%		-
Expenses, net waiver and reimbursement	1.20%	(F)	1.19%		1.18%	1.23%		1.24%	(F)
Net investment income, before waiver and reimbursement	0.48%	(F)	0.24%		0.12%	0.25%		-
Net investment income, net waiver and reimbursement	0.54%	(F)	0.30%		0.18%	0.26%		0.80%	(F)
Portfolio turnover rate	24%	(E)	45%		11%	37%		64%	(E)
+	Actual net assets not truncated.
(A)	For the period August 1, 2013 (Commencement of Operations) to September 30, 2013.
(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(C)	Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
Total	return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(E)	For periods of less than one full year, total return and turnover are not annualized.
(F)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Fixed Income Fund (Class A Shares)

Selected data based on a share outstanding throughout each period

	For the Six Months ended March 31, 2017		For the Year ended September 30, 2016	For the Year ended September 30, 2015	For the Year ended September 30, 2014	For the Year ended September 30, 2013	For the Year ended September 30, 2012
	(Unaudited)
Net asset value, beginning of period	$10.47		$10.27	$10.43	$10.43	$10.87	$10.72

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.06		0.14	0.15	0.18	0.18	0.22
Net realized and unrealized gain (loss) on investments	(0.29)		0.21	(0.04)	0.09	(0.49)	0.18

Total from investment operations	(0.23)		0.35	0.11	0.27	(0.31)	0.40

LESS DISTRIBUTIONS:
From net investment income	(0.08)		(0.15)	(0.25)	(0.25)	(0.13)	(0.22)
From net realized gains on investments	-		-	(0.02)	(0.03)	-	-
From return of capital	-		-	-	-	-	(0.03)

Total distributions	(0.08)		(0.15)	(0.27)	(0.28)	(0.13)	(0.25)

Net asset value, end of period	$10.16		$10.47	$10.27	$10.43	$10.43	$10.87

Total return (B)(C)	(2.16)%	(D)	3.47%	1.08%	2.64%	(2.82)%	3.73%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$79,244		$86,142	$66,107	$68,274	$67,558	$74,685
Ratios to average net assets
Expenses, before waiver and reimbursement	1.29%	(E)	1.24%	1.28%	1.30%	1.27%	1.31%
Expenses, net waiver and reimbursement	1.09%	(E)	1.04%	1.11%	1.14%	1.12%	1.16%
Net investment income, before waiver and reimbursement	0.99%	(E)	1.19%	1.29%	1.60%	1.54%	1.86%
Net investment income, net waiver and reimbursement	1.19%	(E)	1.39%	1.48%	1.75%	1.69%	2.01%
Portfolio turnover rate	19%	(D)	40%	28%	18%	25%	19%
(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(B)	Total return calculation does not reflect sales load.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
Total	return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(D)	For periods of less than one full year, total return and turnover are not annualized.
(E)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Fixed Income Fund (Class C Shares)

Selected data based on a share outstanding throughout each period

	For the Six Months ended March 31, 2017		For the Year ended September 30, 2016	For the Year ended September 30, 2015	For the Year ended September 30, 2014	For the Year ended September 30, 2013	For the Year ended September 30, 2012
	(Unaudited)
Net asset value, beginning of period	$10.09		$9.89	$10.07	$10.07	$10.51	$10.38

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.02		0.07	0.08	0.10	0.10	0.13
Net realized and unrealized gain (loss) on investments	(0.28)		0.19	(0.04)	0.11	(0.48)	0.17

Total from investment operations	(0.26)		0.26	0.04	0.21	(0.38)	0.30

LESS DISTRIBUTIONS:
From net investment income	(0.04)		(0.06)	(0.20)	(0.18)	(0.06)	(0.14)
From net realized gains on investments	-		-	(0.02)	(0.03)	-	-
From return of capital	-		-	-	-	-	(0.03)

Total distributions	(0.04)		(0.06)	(0.22)	(0.21)	(0.06)	(0.17)

Net asset value, end of period	$9.79		$10.09	$9.89	$10.07	$10.07	$10.51

Total return (B)(C)	(2.53)%	(D)	2.66%	0.36%	2.02%	(3.57)%	2.88%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$9,795		$9,660	$8,510	$7,120	$7,958	$8,997
Ratios to average net assets
Expenses, before waiver and reimbursement	2.04%	(E)	1.99%	2.03%	2.05%	2.03%	2.06%
Expenses, net waiver and reimbursement	1.84%	(E)	1.79%	1.86%	1.90%	1.88%	1.91%
Net investment income, before waiver and reimbursement	0.23%	(E)	0.46%	0.56%	0.85%	0.79%	1.12%
Net investment income, net waiver and reimbursement	0.43%	(E)	0.65%	0.73%	1.00%	0.94%	1.27%
Portfolio turnover rate	19%	(D)	40%	28%	18%	25%	19%
(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(B)	Total return calculation does not reflect redemption fee.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(D)	For periods of less than one full year, total return and turnover are not annualized.
(E)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Fixed Income Fund (Class I Shares)

Selected data based on a share outstanding throughout each period

	For the Six Months ended March 31, 2017		For the Year ended September 30, 2016	For the Year ended September 30, 2015	For the Year ended September 30, 2014		For the Period ended September 30, 2013 (A)
	(Unaudited)
Net asset value, beginning of period	$10.41		$10.20	$10.36	$10.34		$10.35

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (B)	0.07		0.17	0.18	0.41		0.04
Net realized and unrealized gain (loss) on investments	(0.29)		0.22	(0.05)	(0.08)	(C)	0.05

Total from investment operations	(0.22)		0.39	0.13	0.33		0.09

LESS DISTRIBUTIONS:
From net investment income	(0.10)		(0.18)	(0.27)	(0.28)		(0.10)
From net realized gains on investments	-		-	(0.02)	(0.03)		-

Total distributions	(0.10)		(0.18)	(0.29)	(0.31)		(0.10)

Net asset value, end of period	$10.09		$10.41	$10.20	$10.36		$10.34

Total return (D)	(2.13)%	(E)	3.91%	1.28%	3.16%		0.90%	(E)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$1,546		$564	$483	$103		$101	+
Ratios to average net assets
Expenses, before waiver and reimbursement	1.12%	(F)	0.96%	1.03%	(0.44)%		1.02%	(F)
Expenses, net waiver and reimbursement	0.92%	(F)	0.78%	0.87%	(0.64)%		0.87%	(F)
Net investment income, before waiver and reimbursement	1.23%	(F)	1.45%	1.58%	3.72%		1.79%	(F)
Net investment income, net waiver and reimbursement	1.43%	(F)	1.63%	1.73%	3.92%		1.94%	(F)
Portfolio turnover rate	19%	(E)	40%	28%	18%		25%	(E)
+	Actual net assets not truncated.
(A)	For the period August 1, 2013 (Commencement of Operations) to September 30, 2013.
(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(C)	Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
Total	return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(E)	For periods of less than one full year, total return and turnover are not annualized.
(F)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy High Yield Bond Fund (Class A Shares)

Selected data based on a share outstanding throughout each period

	For the Six Months ended March 31, 2017		For the Year ended September 30, 2016	For the Year ended September 30, 2015	For the Year ended September 30, 2014	For the Year ended September 30, 2013	For the Year ended September 30, 2012
	(Unaudited)
Net asset value, beginning of period	$9.11		$8.64	$9.49	$9.40	$9.46	$8.71

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.17		0.36	0.40	0.44	0.49	0.54
Net realized and unrealized gain (loss) on investments	0.09		0.46	(0.85)	0.09	(0.08)	0.76

Total from investment operations	0.26		0.82	(0.45)	0.53	0.41	1.30

LESS DISTRIBUTIONS:
From net investment income	(0.17)		(0.35)	(0.40)	(0.44)	(0.47)	(0.53)
From return of capital	-		-	-	-	-	(0.02)

Total distributions	(0.17)		(0.35)	(0.40)	(0.44)	(0.47)	(0.55)

Net asset value, end of period	$9.20		$9.11	$8.64	$9.49	$9.40	$9.46

Total return (B)(C)	2.86%	(D)	9.80%	(4.88)%	5.71%	4.42%	15.17%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$46,350		$49,187	$36,279	$41,038	$35,578	$33,392
Ratios to average net assets
Expenses, before waiver and reimbursement	1.39%	(E)	1.29%	1.30%	1.28%	-	-
Expenses, net waiver and reimbursement	1.34%	(E)	1.24%	1.25%	1.28%	1.33%	1.39%
Net investment income, before waiver and reimbursement	3.70%	(E)	4.03%	4.28%	4.53%	-	-
Net investment income, net waiver and reimbursement	3.75%	(E)	4.08%	4.33%	4.53%	5.13%	5.84%
Portfolio turnover rate	35%	(D)	27%	39%	53%	56%	24%
(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(B)	Total return calculation does not reflect sales load.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(D)	For periods of less than one full year, total return and turnover are not annualized.
(E)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy High Yield Bond Fund (Class C Shares)

Selected data based on a share outstanding throughout each period

	For the Six Months ended March 31, 2017		For the Year ended September 30, 2016	For the Year ended September 30, 2015	For the Year ended September 30, 2014	For the Year ended September 30, 2013	For the Year ended September 30, 2012
	(Unaudited)
Net asset value, beginning of period	$9.22		$8.72	$9.57	$9.48	$9.55	$8.79

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.14		0.30	0.33	0.37	0.43	0.47
Net realized and unrealized gain (loss) on investments	0.09		0.47	(0.86)	0.09	(0.09)	0.77

Total from investment operations	0.23		0.77	(0.53)	0.46	0.34	1.24

LESS DISTRIBUTIONS:
From net investment income	(0.13)		(0.27)	(0.32)	(0.37)	(0.41)	(0.46)
From return of capital	-		-	-	-	-	(0.02)

Total distributions	(0.13)		(0.27)	(0.32)	(0.37)	(0.41)	(0.48)

Net asset value, end of period	$9.32		$9.22	$8.72	$9.57	$9.48	$9.55

Total return (B)(C)	2.53%	(D)	9.04%	(5.58)%	4.89%	3.54%	14.33%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$3,235		$3,108	$2,714	$2,771	$2,236	$1,683
Ratios to average net assets
Expenses, before waiver and reimbursement	2.14%	(E)	2.03%	2.05%	2.03%	-	-
Expenses, net waiver and reimbursement	2.09%	(E)	1.98%	2.00%	2.03%	2.07%	2.14%
Net investment income, before waiver and reimbursement	2.94%	(E)	3.30%	3.53%	3.78%	-	-
Net investment income, net waiver and reimbursement	2.99%	(E)	3.35%	3.57%	3.79%	4.39%	5.08%
Portfolio turnover rate	35%	(D)	27%	39%	53%	56%	24%
(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(B)	Total return calculation does not reflect redemption fee.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
Total	return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(D)	For periods of less than one full year, total return and turnover are not annualized.
(E)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy High Yield Bond Fund (Class I Shares)

Selected data based on a share outstanding throughout each period

	For the Six Months ended March 31, 2017		For the Year ended September 30, 2016	For the Year ended September 30, 2015	For the Year ended September 30, 2014	For the Period ended September 30, 2013 (A)
	(Unaudited)
Net asset value, beginning of period	$9.12		$8.65	$9.50	$9.40	$9.48

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (B)	0.18		0.39	0.43	0.47	0.07
Net realized and unrealized gain (loss) on investments	0.09		0.46	(0.86)	0.10	(0.06)

Total from investment operations	0.27		0.85	(0.43)	0.57	0.01

LESS DISTRIBUTIONS:
From net investment income	(0.18)		(0.38)	(0.42)	(0.47)	(0.09)

Total distributions	(0.18)		(0.38)	(0.42)	(0.47)	(0.09)

Net asset value, end of period	$9.21		$9.12	$8.65	$9.50	$9.40

Total return (C)	3.00%	(D)	10.12%	(4.62)%	6.07%	0.15%	(D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$5,692		$1,560	$2,758	$241	$100	+
Ratios to average net assets
Expenses, before waiver and reimbursement	1.14%	(E)	0.96%	1.06%	0.90%
Expenses, net waiver and reimbursement	1.09%	(E)	0.92%	1.00%	0.89%	1.08%	(E)
Net investment income, before waiver and reimbursement	3.92%	(E)	4.38%	4.55%	4.77%	-
Net investment income, net waiver and reimbursement	3.97%	(E)	4.42%	4.58%	4.78%	5.38%	(E)
Portfolio turnover rate	35%	(D)	27%	39%	53%	56%	(D)
+	Actual net assets not truncated.
(A)	For the period August 1, 2013 (Commencement of Operations) to September 30, 2013.
(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(D)	For periods of less than one full year, total return and turnover are not annualized.
(E)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Israel Common Values Fund (Class A Shares)

Selected data based on a share outstanding throughout each period

	For the Six Months ended March 31, 2017		For the Year ended September 30, 2016	For the Year ended September 30, 2015	For the Year ended September 30, 2014	For the Year ended September 30, 2013	For the Period ended September 30, 2012 (A)
	(Unaudited)
Net asset value, beginning of period	$12.45		$11.10	$12.31	$12.69	$10.17	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(B)	0.02		(0.09)	(0.10)	(0.08)	(0.06)	(0.15)
Net realized and unrealized gain (loss) on investments	1.60		1.44	(1.11)	0.37	2.58	0.32

Total from investment operations	1.62		1.35	(1.21)	0.29	2.52	0.17

LESS DISTRIBUTIONS:
From net investment income	(0.19)		-	-	(0.67)	-	-

Total distributions	(0.19)		-	-	(0.67)	-	-

Net asset value, end of period	$13.88		$12.45	$11.10	$12.31	$12.69	$10.17

Total return (C)(D)	13.22%	(E)	12.16%	(9.83)%	2.21%	24.78%	1.80%	(E)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$25,006		$16,030	$11,756	$13,792	$10,295	$7,983
Ratio of expenses to average net assets	1.90%	(F)	1.96%	1.93%	1.98%	2.24%	2.82%	(F)
Ratio of net investment income (loss) to average net assets	0.31%	(F)	(0.82)%	(0.83)%	(0.64)%	(0.57)%	(1.48)%	(F)
Portfolio turnover rate	5%	(E)	38%	24%	11%	30%	37%	(E)
(A)	For the period October 12, 2011 (Commencement of Operations) to September 30, 2012.
(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(C)	Total return calculation does not reflect sales load.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(E)	For periods of less than one full year, total return and turnover are not annualized.
(F)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Israel Common Values Fund (Class C Shares)

Selected data based on a share outstanding throughout each period

	For the Six Months ended March 31, 2017		For the Year ended September 30, 2016	For the Year ended September 30, 2015	For the Year ended September 30, 2014	For the Year ended September 30, 2013	For the Period ended September 30, 2012 (A)
	(Unaudited)
Net asset value, beginning of period	$12.01		$10.78	$12.05	$12.50	$10.09	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (B)	(0.03)		(0.18)	(0.18)	(0.18)	(0.13)	(0.22)
Net realized and unrealized gain (loss) on investments	1.54		1.41	(1.09)	0.37	2.54	0.31

Total from investment operations	1.51		1.23	(1.27)	0.19	2.41	0.09

LESS DISTRIBUTIONS:
From net investment income	(0.13)		-	-	(0.64)	-	-

Total distributions	(0.13)		-	-	(0.64)	-	-

Net asset value, end of period	$13.39		$12.01	$10.78	$12.05	$12.50	$10.09

Total return (C)(D)	12.69%	(E)	11.41%	(10.54)%	1.40%	23.89%	1.00%	(E)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$6,587		$4,144	$2,722	$2,342	$943	$217
Ratio of expenses to average net assets	2.65%	(F)	2.71%	2.68%	2.74%	2.99%	3.53%	(F)
Ratio of net investment loss to average net assets	(0.42)%	(F)	(1.57)%	(1.59)%	(1.38)%	(1.32)%	(2.21)%	(F)
Portfolio turnover rate	5%	(E)	38%	24%	11%	30%	37%	(E)
(A)	For the period October 12, 2011 (Commencement of Operations) to September 30, 2012.
(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(C)	Total return calculation does not reflect redemption fee.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(E)	For periods of less than one full year, total return and turnover are not annualized.
(F)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Israel Common Values Fund (Class I Shares)

Selected data based on a share outstanding throughout each period

	For the Six Months ended March 31, 2017		For the Year ended September 30, 2016	For the Year ended September 30, 2015	For the Year ended September 30, 2014	For the Period ended September 30, 2013 (A)
	(Unaudited)
Net asset value, beginning of period	$12.50		$11.11	$12.29	$12.67	$12.21

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (B)	0.04		(0.08)	(0.03)	(0.05)	0.01
Net realized and unrealized gain (loss) on investments	1.59		1.47	(1.15)	0.37	0.45

Total from investment operations	1.63		1.39	(1.18)	0.32	0.46

LESS DISTRIBUTIONS:
From net investment income	(0.22)		-	-	(0.70)	-

Total distributions	(0.22)		-	-	(0.70)	-

Net asset value, end of period	$13.91		$12.50	$11.11	$12.29	$12.67

Total return (C)	13.24%	(D)	12.51%	(9.60)%	2.36%	3.77%	(D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$1,111		$520	$236	$13	$104	+
Ratio of expenses to average net assets	1.65%	(E)	1.72%	1.68%	1.78%	1.99%	(E)
Ratio of net investment income (loss) to average net assets	0.68%	(E)	(0.58)%	(0.58)%	(0.36)%	(0.32)%	(E)
Portfolio turnover rate	5%	(D)	38%	24%	11%	30%	(D)

+	Actual net assets not truncated.
(A)	For the period August 1, 2013 (Commencement of Operations) to September 30, 2013.
(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(D)	For periods of less than one full year, total return and turnover are not annualized.
(E)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Defensive Strategies Fund (Class A Shares)

Selected data based on a share outstanding throughout each period

	For the Six Months ended March 31, 2017		For the Year ended September 30, 2016	For the Year ended September 30, 2015	For the Year ended September 30, 2014	For the Year ended September 30, 2013	For the Year ended September 30, 2012
	(Unaudited)
Net asset value, beginning of period	$11.49		$10.54	$11.38	$11.12	$12.12	$11.28

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.00	*	0.04	0.02	0.09	0.06	0.02
Net realized and unrealized gain (loss) on investments	(0.15)		0.91	(0.73)	0.25	(1.04)	1.62

Total from investment operations	(0.15)		0.95	(0.71)	0.34	(0.98)	1.64

LESS DISTRIBUTIONS:
From net investment income	(0.04)		-	(0.12)	(0.05)	-	(0.10)
From net realized gains on investments	-		-	(0.01)	(0.03)	(0.02)	(0.66)
From return of capital	-		-	-	-	-	(0.04)

Total distributions	(0.04)		-	(0.13)	(0.08)	(0.02)	(0.80)

Net asset value, end of period	$11.30		$11.49	$10.54	$11.38	$11.12	$12.12

Total return (B)(C)	(1.33)%	(D)	9.01%	(6.30)%	3.06%	(8.09)%	14.87%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$55,140		$68,706	$71,569	$54,054	$51,859	$52,529
Ratios to average net assets
Expenses, before waiver and reimbursement	1.49%	(E)	1.35%	1.26%	1.28%	-	-
Expenses, net waiver and reimbursement	1.44%	(E)	1.30%	1.21%	1.28%	1.26%	1.33%
Net investment income, before waiver and reimbursement	(0.01)%	(E)	0.35%	0.11%	0.78%	-	-
Net investment income, net waiver and reimbursement	0.04%	(E)	0.40%	0.16%	0.78%	0.52%	0.20%
Portfolio turnover rate	22%	(D)	58%	42%	24%	56%	247%
*	Amount is less than $0.005 per share.
(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(B)	Total return calculation does not reflect sales load.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(D)	For periods of less than one full year, total return and turnover are not annualized.
(E)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Defensive Strategies Fund (Class C Shares)

Selected data based on a share outstanding throughout each period

	For the Six Months ended March 31, 2017		For the Year ended September 30, 2016		For the Year ended September 30, 2015	For the Year ended September 30, 2014	For the Year ended September 30, 2013	For the Year ended September 30, 2012
	(Unaudited)
Net asset value, beginning of period	$11.07		$10.22		$11.04	$10.82	$11.88	$11.09

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	(0.04)		(0.04)		(0.07)	-	(0.03)	(0.07)
Net realized and unrealized gain (loss) on investments	(0.15)		0.89	(B)	(0.71)	0.25	(1.01)	1.58

Total from investment operations	(0.19)		0.85		(0.78)	0.25	(1.04)	1.51

LESS DISTRIBUTIONS:
From net investment income	-		-		(0.03)	-	-	(0.02)
From net realized gains on investments	-		-		(0.01)	(0.03)	(0.02)	(0.66)
From return of capital	-		-		-	-	-	(0.04)

Total distributions	-		-		(0.04)	(0.03)	(0.02)	(0.72)

Net asset value, end of period	$10.88		$11.07		$10.22	$11.04	$10.82	$11.88

Total return (C)(D)	(1.72)%	(E)	8.32%		(7.06)%	2.27%	(8.75)%	13.91%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$8,053		$9,630		$14,671	$14,461	$16,718	$18,801
Ratios to average net assets
Expenses, before waiver and reimbursement	2.24%	(F)	2.07%		2.01%	2.04%	-	-
Expenses, net waiver and reimbursement	2.19%	(F)	2.02%		1.96%	2.03%	2.02%	2.09%
Net investment loss, before waiver and reimbursement	(0.75)%	(F)	(0.46)%		(0.67)%	(0.02)%	-	-
Net investment loss, net waiver and reimbursement	(0.70)%	(F)	(0.41)%		(0.62)%	(0.01)%	(0.25)%	(0.60)%
Portfolio turnover rate	22%	(E)	58%		42%	24%	56%	247%
(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(B)	Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.
(C)	Total return calculation does not reflect redemption fee.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(E)	For periods of less than one full year, total return and turnover are not annualized.
(F)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Defensive Strategies Fund (Class I Shares)

Selected data based on a share outstanding throughout each period

	For the Six Months ended March 31, 2017		For the Year ended September 30, 2016	For the Year ended September 30, 2015	For the Year ended September 30, 2014	For the Period ended September 30, 2013 (A)
	(Unaudited)
Net asset value, beginning of period	$11.51		$10.52	$11.36	$11.11	$11.11

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (B)	0.04		0.09	0.05	0.18	0.01
Net realized and unrealized gain (loss) on investments	(0.18)		0.90	(0.73)	0.20	(0.01)

Total from investment operations	(0.14)		0.99	(0.68)	0.38	0.00

LESS DISTRIBUTIONS:
From net investment income	(0.07)		-	(0.15)	(0.10)	-
From net realized gains on investments	-		-	(0.01)	(0.03)	-

Total distributions	(0.07)		-	(0.16)	(0.13)	-

Net asset value, end of period	$11.30		$11.51	$10.52	$11.36	$11.11

Total return (C)	(1.24)%	(D)	9.41%	(6.09)%	3.39%	0.00%	(D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$1,839		$398	$163	$97	$100	+
Ratios to average net assets
Expenses, before waiver and reimbursement	1.24%	(E)	1.18%	1.01%	0.74%	-
Expenses, net waiver and reimbursement	1.19%	(E)	1.12%	0.96%	0.72%	1.01%	(E)
Net investment income, before waiver and reimbursement	0.66%	(E)	0.73%	0.42%	1.50%	-
Net investment income, net waiver and reimbursement	0.71%	(E)	0.79%	0.47%	1.52%	0.77%	(E)
Portfolio turnover rate	22%	(D)	58%	42%	24%	56%	(D)
+	Actual net assets not truncated.
(A)	For the period August 1, 2013 (Commencement of Operations) to September 30, 2013.
(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(D)	For periods of less than one full year, total return and turnover are not annualized.
(E)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Strategic Growth Fund (Class A Shares)

Selected data based on a share outstanding throughout each period

	For the Six Months ended March 31, 2017		For the Year ended September 30, 2016	For the Year ended September 30, 2015	For the Year ended September 30, 2014	For the Year ended September 30, 2013	For the Year ended September 30, 2012
	(Unaudited)
Net asset value, beginning of period	$8.73		$8.42	$8.90	$8.34	$7.44	$6.27

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	(0.01)		(0.03)	0.03	0.12	0.02	0.04
Net realized and unrealized gain (loss) on investments	0.25		0.37	(0.40)	0.45	0.93	1.13

Total from investment operations	0.24		0.34	(0.37)	0.57	0.95	1.17

LESS DISTRIBUTIONS:
From net investment income	-		(0.03)	(0.11)	(0.01)	(0.05)	-

Total distributions	-		(0.03)	(0.11)	(0.01)	(0.05)	-

Net asset value, end of period	$8.97		$8.73	$8.42	$8.90	$8.34	$7.44

Total return (B)(C)	2.75%	(D)	4.03%	(4.16)%	6.82%	12.78%	18.66%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$32,359		$32,800	$33,071	$36,951	$34,466	$32,250
Ratio of expenses to average net assets (E)	1.09%	(F)	1.05%	1.08%	1.07%	1.08%	1.15%
Ratio of net investment income (loss), to average net assets (E)(G)	(0.18)%	(F)	(0.38)%	0.37%	1.34%	0.24%	0.60%
Portfolio turnover rate	25%	(D)	37%	24%	14%	19%	33%
(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(B)	Total return calculation does not reflect sales load.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(D)	For periods of less than one full year, total return and turnover are not annualized.
(E)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.
(F)	Annualized.
(G)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Timothy Strategic Growth Fund (Class C Shares)

Selected data based on a share outstanding throughout each period

	For the Six Months ended March 31, 2017		For the Year ended September 30, 2016	For the Year ended September 30, 2015	For the Year ended September 30, 2014	For the Year ended September 30, 2013	For the Year ended September 30, 2012
	(Unaudited)
Net asset value, beginning of period	$7.95		$7.70	$8.15	$7.69	$6.87	$5.82

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	(0.04)		(0.08)	(0.02)	0.03	(0.04)	(0.01)
Net realized and unrealized gain (loss) on investments	0.23		0.33	(0.38)	0.43	0.86	1.06

Total from investment operations	0.19		0.25	(0.40)	0.46	0.82	1.05

LESS DISTRIBUTIONS:
From net investment income	-		-	(0.05)	-	-	-

Total distributions	-		-	(0.05)	-	-	-

Net asset value, end of period	$8.14		$7.95	$7.70	$8.15	$7.69	$6.87

Total return (B)(C)	2.39%	(D)	3.25%	(4.89)%	5.98%	11.94%	18.04%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$6,918		$7,380	$7,713	$8,842	$7,668	$6,836
Ratio of expenses to average net assets (E)	1.84%	(F)	1.80%	1.84%	1.82%	1.83%	1.90%
Ratio of net investment income (loss), to average net assets (E)(G)	(0.91)%	(F)	(1.09)%	(0.29)%	0.50%	(0.52)%	(0.22)%
Portfolio turnover rate	25%	(D)	37%	24%	14%	19%	33%
(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(B)	Total return calculation does not reflect redemption fee.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(D)	For periods of less than one full year, total return and turnover are not annualized.
(E)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.
(F)	Annualized.
(G)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Timothy Conservative Growth Fund (Class A Shares)

Selected data based on a share outstanding throughout each period

	For the Six Months ended March 31, 2017		For the Year ended September 30, 2016	For the Year ended September 30, 2015	For the Year ended September 30, 2014	For the Year ended September 30, 2013	For the Year ended September 30, 2012
	(Unaudited)
Net asset value, beginning of period	$10.06		$10.32	$11.01	$10.51	$9.95	$8.80

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	-		(0.03)	0.06	0.14	0.03	0.07
Net realized and unrealized gain (loss) on investments	0.20		0.43	(0.32)	0.41	0.61	1.09

Total from investment operations	0.20		0.40	(0.26)	0.55	0.64	1.16

LESS DISTRIBUTIONS:
From net investment income	-		(0.05)	(0.10)	(0.05)	(0.08)	(0.01)
From net realized gains on investments	-		(0.61)	(0.33)	-	-	-

Total distributions	-		(0.66)	(0.43)	(0.05)	(0.08)	(0.01)

Net asset value, end of period	$10.26		$10.06	$10.32	$11.01	$10.51	$9.95

Total return (B)(C)	1.99%	(D)	4.22%	(2.47)%	5.23%	6.44%	13.22%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$44,315		$44,437	$44,706	$47,543	$44,238	$40,042
Ratio of expenses to average net assets (E)	1.06%	(F)	1.02%	1.07%	1.05%	1.05%	1.11%
Ratio of net investment income (loss) to average net assets (E)(G)	(0.01)%	(F)	(0.27)%	0.53%	1.26%	0.25%	0.71%
Portfolio turnover rate	13%	(D)	27%	25%	19%	22%	32%
(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(B)	Total return calculation does not reflect sales load.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(D)	For periods of less than one full year, total return and turnover are not annualized.
(E)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.
(F)	Annualized.
(G)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Timothy Conservative Growth Fund (Class C Shares)

Selected data based on a share outstanding throughout each period

	For the Six Months ended March 31, 2017		For the Year ended September 30, 2016	For the Year ended September 30, 2015	For the Year ended September 30, 2014	For the Year ended September 30, 2013	For the Year ended September 30, 2012
	(Unaudited)
Net asset value, beginning of period	$9.27		$9.58	$10.22	$9.79	$9.27	$8.24

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	(0.04)		(0.09)	(0.01)	0.03	(0.05)	(0.01)
Net realized and unrealized gain (loss) on investments	0.20		0.39	(0.30)	0.40	0.57	1.04

Total from investment operations	0.16		0.30	(0.31)	0.43	0.52	1.03

LESS DISTRIBUTIONS:
From net realized gains on investments	-		(0.61)	(0.33)	-	-	-

Total distributions	-		(0.61)	(0.33)	-	-	-

Net asset value, end of period	$9.43		$9.27	$9.58	$10.22	$9.79	$9.27

Total return (B)(C)	1.73%	(D)	3.39%	(3.19)%	4.39%	5.61%	12.50%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$10,727		$10,697	$11,135	$12,359	$10,419	$9,191
Ratio of expenses to average net assets (E)	1.81%	(F)	1.77%	1.82%	1.79%	1.80%	1.86%
Ratio of net investment income (loss), to average net assets (E)(G)	(0.78)%	(F)	(1.01)%	(0.14)%	0.41%	(0.50)%	(0.06)%
Portfolio turnover rate	13%	(D)	27%	25%	19%	22%	32%
(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(B)	Total return calculation does not reflect redemption fees.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(D)	For periods of less than one full year, total return and turnover are not annualized.
(E)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.
(F)	Annualized.
(G)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Timothy Emerging Markets Fund (Class A Shares)

Selected data based on a share outstanding throughout each period

	For the Six Months ended March 31, 2017		For the Year ended September 30, 2016	For the Year ended September 30, 2015	For the Year ended September 30, 2014	For the Period ended September 30, 2013 (A)
	(Unaudited)
Net asset value, beginning of period	$8.06		$6.34	$10.23	$10.53	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (B)	(0.00)	*	0.03	0.04	(0.02)	(0.08)
Net realized and unrealized gain (loss) on investments	0.80		1.69	(3.35)	0.08	0.61

Total from investment operations	0.80		1.72	(3.31)	0.06	0.53

LESS DISTRIBUTIONS:
From net investment income	(0.04)		-	(0.04)	-	-
From net realized gains on investments	-		-	(0.54)	(0.36)	-

Total distributions	(0.04)		-	(0.58)	(0.36)	-

Net asset value, end of period	$8.82		$8.06	$6.34	$10.23	$10.53

Total return (C)(D)	9.95%	(E)	27.13%	(33.78)%	0.61%	5.30%	(E)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$11,562		$7,118	$5,981	$10,803	$8,675
Ratios to average net assets
Expenses, before waiver and reimbursement	2.27%	(F)	2.58%	2.50%	2.55%	-
Expenses, net waiver and reimbursement	2.22%	(F)	2.53%	2.45%	2.55%	3.03% (F)
Net investment income (loss), before waiver and reimbursement	(0.10)%	(F)	0.39%	0.36%	(0.19)%	-
Net investment income (loss), net waiver and reimbursement	(0.05)%	(F)	0.44%	0.41%	(0.19)%	(0.95)%	(F)
Portfolio turnover rate	15%	(E)	24%	37%	39%	19%	(E)
*	Amount is less than $0.005 per share
(A)	For the period December 3, 2012 (Commencement of Operations) to September 30, 2013.
(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(C)	Total return calculation does not reflect sales load.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(E)	For periods of less than one full year, total return and turnover are not annualized.
(F)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Emerging Markets Fund (Class C Shares)

Selected data based on a share outstanding throughout each period

	For the Six Months ended March 31, 2017		For the Year ended September 30, 2016		For the Year ended September 30, 2015	For the Year ended September 30, 2014	For the Period ended September 30, 2013 (A)
	(Unaudited)
Net asset value, beginning of period	$7.88		$6.23		$10.09	$10.48	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(B)	(0.03)		(0.02)		(0.02)	(0.09)	(0.12)
Net realized and unrealized gain (loss) on investments	0.77		1.67	(C)	(3.30)	0.06	0.60

Total from investment operations	0.74		1.65		(3.32)	(0.03)	0.48

LESS DISTRIBUTIONS:
From net realized gains on investments	-		-		(0.54)	(0.36)	-

Total distributions	-		-		(0.54)	(0.36)	-

Net asset value, end of period	$8.62		$7.88		$6.23	$10.09	$10.48

Total return (D)(E)	9.53%	(F)	26.48%		(34.29)%	(0.27)%	4.80%	(F)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$1,788		$897		$498	$883	$291
Ratios to average net assets
Expenses, before waiver and reimbursement	3.04%	(G)	3.36%		3.26%	3.25%	-
Expenses, net waiver and reimbursement	2.99%	(G)	3.28%		3.21%	3.25%	3.76%	(G)
Net investment loss, before waiver and reimbursement	(0.88)%	(G)	(0.29)%		(0.39)%	(0.83)%	-
Net investment loss, net waiver and reimbursement	(0.83)%	(G)	(0.24)%		(0.34)%	(0.83)%	(1.39)%	(G)
Portfolio turnover rate	15%	(F)	24%		37%	39%	19%	(F)
(A)	For the period December 3, 2012 (Commencement of Operations) to September 30, 2013.
(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(C)	Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.
(D)	Total return calculation does not reflect redemption fee.
(E)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(F)	For periods of less than one full year, total return and turnover are not annualized.
(G)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Emerging Markets Fund (Class I Shares)

Selected data based on a share outstanding throughout each period

	For the Six Months ended March 31, 2017		For the Year ended September 30, 2016	For the Year ended September 30, 2015	For the Year ended September 30, 2014		For the Period ended September 30, 2013 (A)
	(Unaudited)
Net asset value, beginning of period	$8.11		$6.35	$10.25	$10.53		$9.96

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (B)	0.01		0.05	0.08	0.03		-	*
Net realized and unrealized gain (loss) on investments	0.79		1.71	(3.38)	0.05	(C)	0.57

Total from investment operations	0.80		1.76	(3.30)	0.08		0.57

LESS DISTRIBUTIONS:
From net investment income	(0.05)		-	(0.06)	-		-
From net realized gains on investments	-		-	(0.54)	(0.36)		-

Total distributions	(0.05)		-	(0.60)	(0.36)		-

Net asset value, end of period	$8.86		$8.11	$6.35	$10.25		$10.53

Total return (D)	10.11%	(E)	27.72%	(33.04)%	0.81%		5.72%	(E)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$1,120		$703	$329	$333		$106	+
Ratios to average net assets
Expenses, before waiver and reimbursement	2.02%	(F)	2.42%	2.26%	2.25%		-
Expenses, net waiver and reimbursement	1.97%	(F)	2.38%	2.21%	2.25%		2.78%	(F)
Net investment income (loss), before waiver and reimbursement	0.15%	(F)	0.61%	0.90%	0.25%		-
Net investment income (loss), net waiver and reimbursement	0.20%	(F)	0.66%	0.95%	0.26%		(0.70%)	(F)
Portfolio turnover rate	15%	(E)	24%	37%	39%		19%	(E)
*	Amount is less than $0.005 per share.
+	Actual net assets not truncated.
(A)	For the period August 1, 2013 (Commencement of Operations) to September 30, 2013.
(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(C)	Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(E)	For periods of less than one full year, total return and turnover are not annualized.
(F)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Growth & Income Fund (Class A Shares)

Selected data based on a share outstanding throughout each period

	For the Six Months ended March 31, 2017		For the Year ended September 30, 2016	For the Year ended September 30, 2015	For the Period ended September 30, 2014 (A)
	(Unaudited)
Net asset value, beginning of period	$10.76		$10.53	$10.95	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (B)	0.01		0.03	0.01	(0.02)
Net realized and unrealized gain (loss) on investments	0.16		0.22	(0.42)	0.97

Total from investment operations	0.17		0.25	(0.41)	0.95

LESS DISTRIBUTIONS:
From net investment income	(0.00)	*	(0.02)	(0.01)	-

Total distributions	(0.00)		(0.02)	(0.01)	-

Net asset value, end of period	$10.93		$10.76	$10.53	$10.95

Total return (C)(D)	1.58%	(E)	2.36%	(3.75)%	9.50%	(E)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$30,138		$36,486	$26,378	$24,272
Ratios to average net assets
Expenses, before waiver and reimbursement	1.62%	(F)	1.59%	1.56%	1.68%	(F)
Expenses, net waiver and reimbursement	1.57%	(F)	1.54%	1.51%	1.67%	(F)
Net investment income (loss), before waiver and reimbursement	0.18%	(F)	0.20%	0.08%	(0.21%)	(F)
Net investment income (loss), net waiver and reimbursement	0.23%	(F)	0.25%	0.13%	(0.21%)	(F)
Portfolio turnover rate	50%	(E)	45%	75%	21%	(E)
*	Amount is less than $0.005 per share.
(A)	For the period October 1, 2013 (Commencement of Operations) to September 30, 2014.
(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(C)	Total return calculation does not reflect sales load.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(E)	For periods of less than one full year, total return and turnover are not annualized.
(F)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Growth & Income Fund (Class C Shares)

Selected data based on a share outstanding throughout each period

	For the Six Months ended March 31, 2017		For the Year ended September 30, 2016		For the Year ended September 30, 2015	For the Period ended September 30, 2014 (A)
	(Unaudited)
Net asset value, beginning of period	$10.55		$10.39		$10.87	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (B)	(0.03)		(0.06)		(0.06)	(0.08)
Net realized and unrealized gain (loss) on investments	0.16		0.22	(C)	(0.42)	0.95

Total from investment operations	0.13		0.16		(0.48)	0.87

Net asset value, end of period	$10.68		$10.55		$10.39	$10.87

Total return (D)(E)	1.23%	(F)	1.54%		(4.42)%	8.70%	(F)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$3,101		$3,028		$3,330	$2,081
Ratios to average net assets
Expenses, before waiver and reimbursement	2.38%	(G)	2.32%		2.30%	2.20%	(G)
Expenses, net waiver and reimbursement	2.33%	(G)	2.28%		2.25%	2.19%	(G)
Net investment loss, before waiver and reimbursement	(0.55%)	(G)	(0.61%)		(0.60%)	(0.72%)	(G)
Net investment loss, net waiver and reimbursement	(0.50%)	(G)	(0.56%)		(0.55%)	(0.70%)	(G)
Portfolio turnover rate	50%	(F)	45%		75%	21%	(F)
(A)	For the period October 1, 2013 (Commencement of Operations) to September 30, 2014.
(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(C)	Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.
(D)	Total return calculation does not reflect redemption fee.
(E)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(F)	For periods of less than one full year, total return and turnover are not annualized.
(G)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Growth & Income Fund (Class I Shares)

Selected data based on a share outstanding throughout each period

	For the Six Months ended March 31, 2017		For the Year ended September 30, 2016	For the Year ended September 30, 2015	For the Period ended September 30, 2014 (A)
	(Unaudited)
Net asset value, beginning of period	$10.81		$10.56	$10.96	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (B)	0.03		0.05	0.04	0.04
Net realized and unrealized gain (loss) on investments	0.16		0.23	(0.42)	0.92	(C)

Total from investment operations	0.19		0.28	(0.38)	0.96

LESS DISTRIBUTIONS:
From net investment income	(0.01)		(0.03)	(0.02)	-

Total distributions	(0.01)		(0.03)	(0.02)	-

Net asset value, end of period	$10.99		$10.81	$10.56	$10.96

Total return (D)	1.73%	(E)	2.61%	(3.50)%	9.60%	(E)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$2,089		$1,593	$1,573	$1,507
Ratios to average net assets
Expenses, before waiver and reimbursement	1.38%	(F)	1.32%	1.31%	1.18%	(F)
Expenses, net waiver and reimbursement	1.33%	(F)	1.28%	1.26%	1.16%	(F)
Net investment income, before waiver and reimbursement	0.47%	(F)	0.41%	0.32%	0.30%	(F)
Net investment income, net waiver and reimbursement	0.52%	(F)	0.46%	0.38%	0.31%	(F)
Portfolio turnover rate	50%	(E)	45%	75%	21%	(E)
(A)	For the period October 1, 2013 (Commencement of Operations) to September 30, 2014.
(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(C)	Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(E)	For periods of less than one full year, total return and turnover are not annualized.
(F)	Annualized.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements

March 31, 2017 (Unaudited)

Timothy Plan Family of Funds

Note 1  |  Significant Accounting Policies

The Timothy Plan (the “Trust”) is organized as a series of a Delaware business trust pursuant to a trust agreement dated December 16, 1993. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. As of March 31, 2017, the Trust consisted of fifteen series. These financial statements include the following thirteen series: Timothy Plan Aggressive Growth Fund, Timothy Plan International Fund, Timothy Plan Large/Mid Cap Growth Fund, Timothy Plan Small Cap Value Fund, Timothy Plan Large/Mid Cap Value Fund, Timothy Plan Fixed Income Fund, Timothy Plan High Yield Bond Fund, Timothy Plan Israel Common Values Fund, Timothy Plan Defensive Strategies Fund, Timothy Plan Strategic Growth Fund, Timothy Plan Conservative Growth Fund, Timothy Plan Emerging Markets Fund and Timothy Plan Growth & Income Fund (the “Funds”). The Funds are diversified funds except for the Timothy Plan Defensive Strategy Fund which is a non-diversified fund.

The Timothy Plan Aggressive Growth Fund’s investment objective is long-term growth of capital. The Fund seeks to achieve its investment objective by normally investing at least 80% of the Fund’s total assets in U.S. common stocks without regard to market capitalizations and investing in the securities of a limited number of companies which the Fund’s Advisor believes show a high probability for superior growth.

The Timothy Plan International Fund’s investment objective is long-term growth of capital. The Fund seeks to achieve its investment objective by normally investing at least 80% of the Fund’s total assets in the common stock and similar securities of foreign companies through the purchase of American Depositary Receipts (“ADRs”) without regard to market capitalization, investing its assets in the ADRs of companies which the Fund’s Advisor believes show a high probability for superior growth, and allocating investments across countries and regions considering the size of the market in each country and region relative to the size of the international market as a whole. Although the Fund maintains a diversified investment portfolio, the political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

The Timothy Plan Large/Mid Cap Growth Fund’s investment objective is long-term growth of capital. Current income is not a significant investment consideration and any such income realized will be considered incidental to the Fund’s investment objective. The Fund seeks to achieve its investment objective by normally investing at least 80% of the Fund’s total assets in U.S. common stocks with market capitalizations in excess of $2 billion.

The Timothy Plan Small Cap Value Fund’s primary objective is long-term capital growth, with a secondary objective of current income. The Fund seeks to achieve its investment objective by primarily investing at least 80% of its assets in U.S. common stocks whose market capitalization is generally less than $2 billion.

The Timothy Plan Large/Mid Cap Value Fund’s investment objective is long-term capital growth, with a secondary objective of current income. The Fund seeks to achieve its investment objective by primarily investing in U.S. common stocks. The Fund will invest at least 80% of its assets in the common stock of companies whose total market capitalization generally exceeds $2 billion.

The Timothy Plan Fixed Income Fund seeks to generate a high level of current income consistent with prudent investment risk. To achieve its investment objective, the Fund normally invests in a diversified portfolio of debt securities. These include corporate bonds, U.S. Government and agency securities, convertible securities and preferred securities. The Fund will generally only purchase high quality securities.

The Timothy Plan High Yield Bond Fund’s investment objective is to generate a high level of current income. To achieve its investment objective, the Fund normally invests in a diversified portfolio of debt securities. These include corporate bonds, U.S. Government and agency securities, convertible securities and preferred securities. The Fund will generally purchase securities that are not investment-grade, meaning securities with a rating of “BBB” or lower as rated by Standard and Poor’s or a comparable rating by another nationally recognized rating agency. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Timothy Plan Israel Common Values Fund seeks to provide long-term growth of capital. This Fund seeks to achieve its investment objectives by normally investing at least 80% of the Fund’s total assets in the common stock of companies domiciled and/or headquartered in Israel through the purchase of American Depositary Receipts (ADRs) and direct investments in such companies on foreign stock exchanges, without regard to market capitalizations.

The Timothy Plan Defensive Strategies Fund’s investment objective is the protection of principal through aggressive, proactive reactions to prevailing economic conditions. To achieve its investment objective, the Fund normally invests in Real Estate Investment Trusts (“REITs”), commodities based Exchange-Traded Funds (“ETFs”), Treasury Inflation Protected Securities (“TIPS”), and currently holds gold and silver bullion.

The Timothy Plan Strategic Growth Fund seeks to generate medium to high levels of long-term capital growth. The Fund seeks to achieve its investment objective by normally investing at least 75% of its net assets in the following Funds which are other series of the Trust: approximately 2-10% of its net assets in the Timothy Plan Small Cap Value Fund; approximately 10-20% of its net assets in the Timothy Plan Large/Mid Cap Value Fund; approximately 10-20% of its net assets in the Timothy Plan Large/Mid Cap Growth Fund; approximately 6-18% of its net assets in the Timothy Plan High Yield Bond Fund; approximately 10-20% of its net assets in the Timothy Plan International Fund; approximately 2-10% of its net assets in the Timothy Plan Aggressive Growth Fund; approximately 10-30% of its net assets in the Timothy Plan Defensive Strategies Fund; approximately 0-10% of its net assets in the Timothy Plan Israel Common Values Fund; approximately 0-10% of its net assets in the Timothy Plan Emerging Markets Fund; approximately 5-20% of its net assets in the Timothy Plan Growth & Income Fund; and approximately 0-15% of its net assets in the Timothy Fixed Income Fund.

Notes to Financial Statements

March 31, 2017 (Unaudited) (Continued)

Timothy Plan Family of Funds

The Timothy Plan Conservative Growth Fund seeks to generate moderate levels of long-term capital growth with a secondary objective of current income. The Fund seeks to achieve its investment objective by normally investing at least 75% of its net assets in the following Funds which are other series of the Trust: approximately 2-10% of its net assets in the Timothy Plan Small Cap Value Fund; approximately 5-15% of its net assets in the Timothy Plan Large/Mid Cap Value Fund; approximately 5-15% of its net assets in the Timothy Plan Large/Mid Cap Growth Fund; approximately 2-5% of its net assets in the Timothy Plan Aggressive Growth Fund; approximately 6-15% of its net assets in the Timothy Plan High Yield Bond Fund; approximately 0-10% of its net assets in the Timothy Plan International Fund; approximately 20%-40% of its net assets in the Timothy Plan Fixed Income Fund; approximately 10-30% of its net assets in the Timothy Plan Defensive Strategies Fund; approximately 0-10% of its net assets in the Timothy Plan Israel Common Values Fund; approximately 0-10% of its net assets in the Timothy Plan Emerging Markets Fund; and approximately 5-20% of its net assets in the Timothy Plan Growth & Income Fund.

The Timothy Plan Emerging Markets Fund commenced operations on December 3, 2012. The Fund’s investment objective is long-term growth of capital. The Fund seeks to achieve its investment objectives by normally investing at least 80% of the Fund’s total assets in the common stock of companies domiciled and/or headquartered in countries that the Fund’s Advisor/Sub-Advisor believes are experiencing rapid or above average growth or industrialization through the purchase of American Depositary Receipts (ADRs) and direct investments in such companies on foreign stock exchanges, without regard to market capitalizations.

The Timothy Plan Growth & Income Fund commenced operations on October 1, 2013. The Fund’s investment objective is to provide total return through a combination of growth and income and preservation of capital in declining markets. The Fund seeks to achieve its investment objectives by employing a proprietary investment model to select equity securities for the Fund that the Fund’s Advisor/Sub-Advisor believes are undervalued and more likely to appreciate. The Fund’s Advisor/Sub-Advisor focuses on characteristics such as management commitment, value and neglect, and on equity securities that are underrepresented by institutional investors. The Fund’s Advisor/Sub-Advisor also assesses a number of fundamental factors such as earnings, earnings trends, price earnings multiples, return on assets and other financial statement data, as well as other proprietary calculations. The model evaluates over 8,500 companies of all capitalization ranges. For the Fund, the Fund’s Advisor/Sub-Advisor refines the model by using a capitalization screen and evaluates thousands of companies within the appropriate capitalization range. The Fund’s Advisor normally will sell a security when the investment no longer meets the Funds Advisor’s/Sub-Advisor’s investment criteria.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

A.	SECURITY VALUATION AND FAIR VALUE MEASUREMENTS

All investments in securities are recorded at their estimated fair value as described in Note 2.

B.	INVESTMENT INCOME AND SECURITIES TRANSACTIONS

Security transactions are accounted for on the date the securities are purchased or sold (trade date). The costing method for the Timothy Plan Funds is FIFO (first-in-first-out). Dividend income is recognized on the ex-dividend date. Interest income and expenses are recognized on an accrual basis. The Timothy Plan Aggressive Growth Fund, Large/Mid Cap Growth Fund, Large/Mid Cap Value Fund, Small Cap Value Fund, Israel Common Values Fund, Defensive Strategies Fund and Emerging Markets Fund have made certain investments in REITs and Master Limited Partnerships (“MLPs”). Dividend income from REITs and MLPs is recognized on the ex-dividend date. It is common for distributions from REITs and MLPs to exceed taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. Income or loss from the MLPs is reclassified upon receipt of the MLPs’ K-1. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Funds’ investments in REITS are reported to the Funds after the end of the calendar year; accordingly, the Funds estimate these amounts for accounting purposes until the characterization of REIT distributions is reported to the Funds after the end of the calendar year. Estimates are based on the most recent REIT distribution information available. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

C.	FOREIGN CURRENCY

Investment securities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Notes to Financial Statements

March 31, 2017 (Unaudited) (Continued)

Timothy Plan Family of Funds

D.	GOLD/SILVER RISK FACTORS

There is a risk that some or all of the Trust’s gold and silver bars held by the custodian or any sub-custodian on behalf of the Trust could be lost, damaged or stolen. Access to the Trust’s gold bars could be restricted by natural events (such as an earthquake) or human actions (such as a terrorist attack). Any of these events may adversely affect the operations of the Trust and, consequently, an investment in the fund shares.

Several factors may affect the price of gold and silver, including but not limited to:

●	Global or regional political, economic or financial events and situations;
●	Investors’ expectations with respect to the rate of inflation;
●	Currency exchange rates;
●	Interest rates; and
●	Investment and trading activities of hedge funds and commodity funds.

E.	NET ASSET VALUE PER SHARE

The Net Asset Value (“NAV”) per share of the capital stock of the Funds is determined daily as of the close of trading on the New York Stock Exchange by dividing the value of its net assets by the number of Fund shares outstanding. The NAV is calculated separately for each class of each Fund in the Trust. The net asset value of the classes may differ because of different fees and expenses charged to each class.

F.	EXPENSES

Expenses incurred by the Trust that do not relate to a specific Fund of the Trust are allocated to the individual Funds based on each Fund’s relative net assets or another appropriate basis as determined by the Board of Trustees (the “Board”).

G.	CLASSES

There are three classes of shares currently offered by all Funds in the Trust, except Strategic Growth Fund and Conservative Growth Fund: Class A shares are offered with a front-end sales charge and ongoing service/distribution fees; Class C shares are offered with a contingent deferred sales charge (“CDSC”) that ends after the first year and ongoing service and distribution fees; Class I shares, which commenced operations on August 1, 2013, are offered without any sales charges or ongoing service distribution fees.

Class specific expenses are borne by each specific class. Income, expenses, and realized and unrealized gains/losses are allocated to the respective classes on the basis of relative daily net assets.

H.	USE OF ESTIMATES

In the preparation of financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the year ended. Actual results could differ from those estimates.

I.	FEDERAL INCOME TAXES

It is the policy of each Fund to continue to comply with all requirements under subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Each Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income or gains. Therefore, no federal income tax or excise provision is required.

As of March 31, 2017, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the six months ended March 31, 2017, the Funds did not incur any interest or penalties. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially within the next twelve months.

J.	INDEMNIFICATION

The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

K.	DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or Net Asset Values (NAVs) per share of the Funds.

Notes to Financial Statements

March 31, 2017 (Unaudited) (Continued)

Timothy Plan Family of Funds

Reclassifications for the fiscal year ended September 30, 2016 are as follows:

Fund	Paid In Capital	Undistributed Ordinary Income (Loss)	Accumulated Net Realized Gains (Loss)
Aggressive Growth Fund	$(41,665)	$29,624	$12,041
International Fund	(2,868,555)	69,405	2,799,150
Large/Mid Cap Growth Fund	1,487	(9,406)	7,919
Small Cap Value Fund	(369,757)	262,282	107,475
Large/Mid Cap Value Fund	(245,671)	245,039	632
Fixed Income Fund	-	374,146	(374,146)
Israel Common Values Fund	-	(3,858)	3,858
Defensive Strategies Fund	1,834	1,830,727	(1,832,561)
Conservative Growth Fund	-	(65)	65
Emerging Markets Fund	-	5,074	(5,074)
Growth & Income Fund	-	425	(425)

L.	SUB-CUSTODIAN

Effective May 22, 2015, the Timothy Plan Family of Funds entered into a precious metals storage agreement with Brink’s Global Services U.S.A., Inc. to maintain the custody of the gold and silver held in the Timothy Plan Defensive Strategies Fund.

Note 2 | Security Valuation and Fair Value Measurements

Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

VALUATION OF FUND OF FUNDS

A Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based upon methods established by the Board of Directors of the Underlying Funds.

Open-ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

OPTIONS TRANSACTIONS –The Funds are subject to equity price risk in the normal course of pursuing their investment objectives and may purchase or sell options to help hedge against this risk.

Each Fund may write call options only if it (i) owns an offsetting position in the underlying security or (ii) has an absolute or immediate right to acquire that security without additional cash consideration or exchange of other securities held in its portfolio.

When the Funds write a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Funds enter into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Funds have no control over whether the option will be exercised and, as a result, retain the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may purchase put and call options. Call options are purchased to hedge against an increase in the value of securities held in a Fund’s portfolio. If such an increase occurs, the call options will permit the Fund to purchase the securities underlying such options at the exercise price, not at the current market price. Put options are purchased to hedge against a decline in the value of securities held in a Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the

Notes to Financial Statements

March 31, 2017 (Unaudited) (Continued)

Timothy Plan Family of Funds

event that the price of the security in connection with which an option was purchased moves in a direction favorable to a Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty credit risk to the Funds since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

There were no options held at March 31, 2017, and there were no options transactions for the six month period ended March 31, 2017.

The changes in unrealized gains and losses on derivative instruments during the year as disclosed in the Statements of Operations serve as indicators of the volume of derivative activity for the Funds.

The Trust utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

●Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

●Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Each Fund generally determines the total value of each class of its shares by using market prices for the securities comprising its portfolio. Equity securities, including common stock, ADRs, REITs, MLPs, ETFs and warrants are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor or Sub-Advisor believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Equity securities traded on inactive markets or valued by reference to similar instruments are categorized as a Level 2. When market quotations are not readily available, when the Advisor or Sub-Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor or Sub-Advisor, in conformity with guidelines adopted by and subject to review by the Board. These securities will generally be categorized as Level 3 securities.

Investments in commodities are valued at the spot rate at 4:00 p.m. Eastern time each business day and are categorized as Level 1 in the hierarchy.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Fixed income securities such as corporate bonds, restricted corporate bonds, asset-backed securities, mortgage-backed securities, U.S. government securities, U.S. government agency securities and treasury inflation protected securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Advisor or Sub-Advisor believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Advisor or Sub-Advisor decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor or Sub-Advisor, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity) may be valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

The Board has delegated to the Advisor and/or Sub-Advisors responsibility for determining the value of Fund portfolio securities under certain circumstances. Under such circumstances, the Advisor or Sub-Advisor will use its best efforts to arrive at the fair value of a security held by the Fund under all reasonably ascertainable facts and circumstances. The Advisor must prepare a report for the Board not less than quarterly containing a complete listing of any securities for which fair value pricing was employed and detailing the specific reasons for such fair value pricing. The Board has adopted written policies and procedures to guide the Advisor and Sub-Advisors with respect to the circumstances under which, and the methods to be used, in fair valuing securities.

Notes to Financial Statements

March 31, 2017 (Unaudited) (Continued)

Timothy Plan Family of Funds

The following is a summary of the inputs used to value each Fund’s assets as of March 31, 2017:

Aggressive Growth Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stock	$27,281,091	$-	$-	$27,281,091
Money Market Fund	1,574,014	-	-	1,574,014
Total	$28,855,105	$-	$-	$28,855,105
International Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stock	$71,442,173	$-	$-	$71,442,173
Money Market Fund	10,123,601	-	-	10,123,601
Total	$81,565,774	$-	$-	$81,565,774
Large/Mid Cap Growth Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stock	$70,919,875	$-	$-	$70,919,875
Money Market Fund	4,987,505	-	-	4,987,505
Total	$75,907,380	$-	$-	$75,907,380
Small Cap Value Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stock	$108,770,780	$-	$-	$108,770,780
REITs	15,411,832	-	-	15,411,832
Money Market Fund	3,929,669	-	-	3,929,669
Total	$128,112,281	$-	$-	$128,112,281
Large/Mid Cap Value Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stock	$182,657,581	$-	$-	$182,657,581
REITs	9,576,563	-	-	9,576,563
Money Market Fund	5,580,710	-	-	5,580,710
Total	$197,814,854	$-	$-	$197,814,854
Fixed Income Fund
Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$24,897,343	$-	$24,897,343
Government Notes & Bonds	-	36,263,544	-	36,263,544
Government Mortgage-Backed Securities	-	26,996,161	-	26,996,161
Money Market Fund	2,034,489	-	-	2,034,489
Total	$2,034,489	$88,157,048	$-	$90,191,537
High Yield Bond Fund
Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$52,412,547	$-	$52,412,547
Money Market Fund	2,869,856	-	-	2,869,856
Total	$2,869,856	$52,412,547	$-	$55,282,403
Israel Common Values Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stock	$29,515,672	$-	$-	$29,515,672
Money Market Fund	3,550,436	-	-	3,550,436
Total	$33,066,108	$-	$-	$33,066,108

Notes to Financial Statements

March 31, 2017 (Unaudited) (Continued)

Timothy Plan Family of Funds

Defensive Strategies Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stock	$16,186,593	$-	$-	$16,186,593
REITs	11,746,011	-	-	11,746,011
Exchange Traded Funds	2,634,115	-	-	2,634,115
Corporate Bonds	-	1,352,255	-	1,352,255
Treasury Inflation Protected Securities (TIPS)	-	19,647,767	-	19,647,767
Alternative Investments	9,474,668	-	-	9,474,668
Warrants	94	-	-	94
Money Market Fund	4,264,845	-	-	4,264,845
Total	$44,306,326	$21,000,022	$-	$65,306,348

Strategic Growth Fund
Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$39,251,283	$-	$-	$39,251,283
Money Market Fund	246,967	-	-	246,967
Total	$39,498,250	$-	$-	$39,498,250

Conservative Growth Fund
Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$53,672,206	$-	$-	$53,672,206
Money Market Fund	1,463,711	-	-	1,463,711
Total	$55,135,917	$-	$-	$55,135,917

Emerging Markets Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stock	$9,773,165	$22,717	$-	$9,795,882
Preferred Stock	1,488,565	-	-	1,488,565
REITs	1,174,026	-	-	1,174,026
Money Market Fund	1,918,770	-	-	1,918,770
Total	$14,354,526	$22,717	$-	$14,377,243

Growth & Income Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stock	$17,661,666	$-	$-	$17,661,666
REITs	706,300			706,300
Corporate Bonds	-	499,218	-	499,218
Government Notes & Bonds	-	8,143,090	-	8,143,090
Treasury Inflation Protected Securities (TIPS)	-	1,424,480		1,424,480
Money Market Fund	6,897,303	-	-	6,897,303
Total	$25,265,269	$10,066,788	$-	$35,332,057

Refer to the Schedules of Investments for industry classifications.

During the six months ended March 31, 2017, there were no transfers into and out of Level 1, Level 2 and Level 3. The Funds’ policy is to recognize transfers at the end of the reporting period.

Notes to Financial Statements

March 31, 2017 (Unaudited) (Continued)

Timothy Plan Family of Funds

Note 3 | Purchases and Sales of Securities

The following is a summary of the cost of purchases and proceeds from the sale of securities, other than short-term investments, for the six months ended March 31, 2017:

	Purchases		Sales
Fund	U.S. Gov’t Obligations	Other	U.S. Gov’t Obligations	Other
Aggressive Growth	$-	$28,508,834	$-	$21,222,527
International	-	14,416,504	-	6,468,332
Large/Mid Cap Growth	-	42,971,346	-	22,316,002
Small Cap Value	-	54,800,783	-	24,343,968
Large/Mid Cap Value	-	81,798,364	-	40,054,967
Fixed Income	14,896,847	2,988,980	14,440,449	1,930,124
High Yield Bond	-	17,485,240	-	17,149,906
Israel Common Values	-	10,694,441	-	1,021,741
Defensive Strategies	-	13,007,799	1,127,375	21,835,888
Strategic Growth *	-	10,781,420	-	9,329,368
Conservative Growth *	-	11,057,802	-	6,971,654
Emerging Markets	-	4,694,362	-	1,465,967
Growth & Income	2,748,467	15,910,722	12,531,758	17,404,324

 * The security transactions are purchases and sales of affiliated funds.

Note 4 | Investment Management Fee and Other Transactions with Related Parties

Timothy Partners, Ltd., (“TPL”) is the investment advisor for the Funds pursuant to an investment advisory agreement (the “Agreement”) that was renewed by the Board on February 26, 2017. TPL supervises the investment of the assets of each Fund in accordance with the objectives, policies and restrictions of the Trust. Under the terms of the Agreement, as amended, TPL receives a fee, accrued daily and paid monthly, at an annual rate of 1.20% of the average daily net assets of the Timothy Plan Emerging Markets Fund; 1.00% of the average daily net assets of the Timothy Plan International Fund and Timothy Plan Israel Common Values Fund; 0.85% of the average daily net assets of the Timothy Plan Aggressive Growth, the Timothy Plan Small Cap Value, the Timothy Plan Large/Mid Cap Growth, the Timothy Plan Growth & Income and the Timothy Plan Large/Mid Cap Value Funds; 0.60% of the average daily net assets of the Timothy Plan Fixed Income, the Timothy Plan High Yield Bond, and the Timothy Plan Defensive Strategies Funds; and 0.65% of the average daily net assets of the Timothy Plan Conservative Growth and the Timothy Plan Strategic Growth Funds. TPL has voluntarily agreed to reduce the fee it receives from the Emerging Markets Fund to 1.15%; from the International Fund to 0.95%; from the Small Cap Value Fund, the Large/Mid Cap Growth Fund and the Growth & Income Fund to 0.80%; from the Aggressive Growth Fund to 0.75%; from the High Yield Bond Fund and the Defensive Strategies Fund to 0.55%; and from the Fixed Income Fund to 0.40%. Effective March 1, 2017, the Large/Mid Cap Value Fund reduced the fee it receives to 0.75% from 0.80%. Such voluntary fee reductions/reimbursements may be authorized by TPL at any time, but such action shall not obligate TPL to waive any fees in the near future. Such voluntary fee reductions/reimbursements are not subject to future recoupment. An officer and trustee of the Funds is also an officer and owner of the Advisor.

For the six months ended March 31, 2017, TPL waived and reimbursed the Funds as follows:

Fund	Six Months Ended March 31, 2017
Aggressive Growth Fund	$12,182
International Fund	18,737
Large/Mid Cap Growth Fund	16,944
Small Cap Value Fund	30,108
Large/Mid Cap Value Fund	54,335
Fixed Income Fund	94,986
High Yield Bond Fund	12,555
Defensive Strategies Fund	18,036
Emerging Markets Fund	2,831
Growth & Income Fund	10,079

Gemini Fund Services, LLC (“GFS”) provides administrative, fund accounting, and transfer agency services to the Funds pursuant to agreements with the Trust, for which it receives from each Fund: (i) basis points in decreasing amounts as assets reach certain breakpoints; and (ii) any related out-of-pocket expenses. Fees are billed monthly as follows:

Fund Accounting and Fund Administration Fees:

Fund Complex Base annual fee:

 25 basis points (0.25%) on the first $200 million of net assets

 15 basis points (0.15%) on the next $200 million of net assets;

 8 basis points (0.08%) on the next $600 million of net assets; and

 6 basis points (0.06%) on net assets greater than $1 billion.

Notes to Financial Statements

March 31, 2017 (Unaudited) (Continued)

Timothy Plan Family of Funds

Transfer agency fees for the Funds are combined with the Fund Accounting and Fund Administration fees under the Trust’s agreement with GFS. Therefore, there is no separate base annual fee per Fund or share class.

An officer of the Trust is also an employee of GFS, and is not paid any fees directly by the Trust for serving in such capacity.

The Timothy Plan Aggressive Growth, Timothy Plan International, Timothy Plan Large/Mid Cap Growth, Timothy Plan Small Cap Value, Timothy Plan Large/Mid Cap Value, Timothy Plan Fixed Income, Timothy Plan High Yield Bond, Timothy Plan Defensive Strategies, Timothy Plan Israel Common Values, Timothy Plan Emerging Markets, and Timothy Plan Growth & Income Funds have adopted shareholder services plans (the “Plans”) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The Plans provide that the Funds will pay TPL or others for expenses that relate to the promotion or distribution of shares. Under the Class A Plan, the Funds will pay TPL a fee at an annual rate of 0.25%, payable monthly, of the average daily net assets attributable to such class of shares. Under the Class C Plan, the Funds will pay TPL a fee at an annual rate of 1.00%, payable monthly, of which, 0.25% may be a service fee and 0.75% may be payable to outside broker/dealers, of the average daily net assets attributable to such class of shares. Class I shares are not subject to the shareholder services plan.

The Timothy Plan Conservative Growth and Timothy Plan Strategic Growth Funds have adopted shareholder services plans (the “Plans”) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The Plans provide that the Funds will pay TPL or others for expenses that relate to the promotion or distribution of shares. Class A shares of the Funds do not impose a service fee. Under the Class C Plan, the Funds will pay TPL a fee at an annual rate of 0.75%, payable monthly to outside broker/dealers, of the average daily net assets attributable to such class of shares.

For the six months ended March 31, 2017, the Funds paid TPL under the terms of the Plans as follows:

Fund	12b-1 Fees
Six Months Ended March 31, 2017
Aggressive Growth	$ 41,855
International	101,514
Large/Mid Cap Growth	112,427
Small Cap Value	182,736
Large/Mid Cap Value	304,227
Fixed Income	153,458
High Yield Bond	69,394
Israel Common Values	48,080
Defensive Strategies	121,410
Strategic Growth	26,690
Conservative Growth	39,624
Emerging Markets	17,579
Growth & Income	59,406

TPL also serves as the principal underwriter of the Funds’ shares. An officer and trustee of the Funds is also an officer of the principal underwriter. For the six months ended March 31, 2017, TPL received sales charges deducted from the proceeds of sales of Class A capital shares and CDSC fees deducted from the redemption of Class C capital shares as follows:

Fund	Sales Charges (Class A)	CDSC Fees (Class C)
Aggressive Growth	$3,458	$876
International	7,400	244
Large/Mid Cap Growth	22,013	1,076
Small Cap Value	18,768	683
Large/Mid Cap Value	34,489	1,599
Fixed Income	25,765	2,325
High Yield Bond	12,207	170
Israel Common Values	11,351	1,137
Defensive Strategies	10,007	95
Strategic Growth	7,130	48
Conservative Growth	14,822	380
Emerging Markets	4,738	135
Growth & Income	12,465	576

Notes to Financial Statements

March 31, 2017 (Unaudited) (Continued)

Timothy Plan Family of Funds

Note 5 | Control Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates the presumption of control of the Fund under Section 2(a) 9 of the Investment Company Act of 1940. At March 31, 2017, there were no shareholders with ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund.

Certain Timothy Plan Funds own shares of other Timothy Plan Funds. U.S. Bank, N.A., custodian of the Timothy Plan Funds, holds these shares in omnibus accounts, some of which are controlled by National Financial Services, Inc. The following shows the percentage of each Timothy Plan Fund that is held by U.S. Bank, N.A., as custodian of the Timothy Plan Funds. These accounts can be considered affiliated to the Timothy Plan.

Fund - Class A	% of Fund Owned by Other Timothy Plan Funds
Aggressive Growth	28.27%
International	27.67%
Large/Mid Cap Growth	19.24%
Small Cap Value	7.32%
Large/Mid Cap Value	8.07%
Fixed Income	27.55%
High Yield Bond	21.37%
Israel Common Values	20.32%
Defensive Strategies	38.25%
Emerging Markets	50.27%
Growth & Income	46.58%

Note 6 | Underlying Investment in Other Investment Companies

The Funds’ transactions with affiliates represent holdings for which the respective Fund and the underlying investee fund have the same investment advisor or where the investee fund’s investment advisor is under common control with the Fund’s investment advisor.

The Timothy Plan Strategic Growth Fund and Conservative Growth Fund had the following transactions during the six months ended March 31, 2017, with affiliates:

Strategic Growth		Share Activity			Six Months Ended March 31, 2017
Fund	Balance September 30, 2016	Purchases	Sales	Balance March 31, 2017	Fair Value	Dividends Credited to Income	Amount of Gain (Loss) Realized on Sale of Shares*
Aggressive Growth	135,983	198,686	16,129	318,540	$2,401,788	$-	$(25,322)
International	514,732	331,066	24,010	821,788	7,190,649	43,206	32,700
Large/Mid Cap Growth	340,307	173,759	22,771	491,295	3,959,834	36,943	8,585
Small Cap Value	79,114	62,545	13,829	127,830	2,401,935	29,159	12,584
Large/Mid Cap Value	161,372	86,265	9,470	238,167	4,348,924	39,298	32,644
Fixed Income	493,062	15,840	310,370	198,532	2,017,081	29,559	(41,807)
High Yield Bond	273,492	50,484	18,644	305,332	2,809,059	46,351	(4,946)
Israel Common Values	90,290	55,761	2,422	143,629	1,993,571	21,668	872
Defensive Strategies	785,176	8,278	253,448	540,006	6,102,072	28,127	(14,517)
Emerging Markets	114,951	114,450		229,401	2,023,316	5,920	-
Growth & Income	569,346	11	203,112	366,245	4,003,054	112	157,798

Conservative Growth		Share Activity			Six Months Ended March 31, 2017
Fund	Balance September 30, 2016	Purchases	Sales	Balance March 31, 2017	Fair Value	Dividends Credited to Income	Amount of Gain (Loss) Realized on Sale of Shares*
Aggressive Growth	122,318	186,916	15,878	293,356	$2,211,906	$-	$(20,925)
International	545,728	97,660	11,082	632,306	5,532,673	47,108	(14,445)
Large/Mid Cap Growth	275,570	289,193	22,524	542,239	4,370,449	37,509	(5,692)
Small Cap Value	98,534	67,916	19,059	147,391	2,769,478	40,405	18,810
Large/Mid Cap Value	137,102	113,116	10,820	239,398	4,371,404	45,662	(7,033)
Fixed Income	1,330,529	45,194	69,370	1,306,353	13,272,551	108,402	(41,681)
High Yield Bond	261,362	170,991	11,049	421,304	3,875,992	53,421	(6,835)
Israel Common Values	121,824	35,010	57,079	99,755	1,384,598	30,069	75,141
Defensive Strategies	866,321	10,226	133,413	743,134	8,397,418	31,939	(12,177)
Emerging Markets	120,632	101,465	-	222,097	1,958,893	7,604	-
Growth & Income	768,193	6,659	269,194	505,658	5,526,844	155	182,980
*Includes capital gain distributions from affiliated funds

Notes to Financial Statements

March 31, 2017 (Unaudited) (Continued)

Timothy Plan Family of Funds

Note 7 | Distributions to Shareholders and Tax Components of Capital

The tax character of distributions paid during the fiscal year ended September 30, 2016 and the fiscal year ended September 30, 2015 were as follows:

	Aggressive Growth	International *	Large/Mid Cap Growth	Small Cap Value

Year ended September 30, 2016
Ordinary Income	$78,956	$987,038	$84,166	$-
Long-term Capital Gains	3,059,522	-	6,426,712	8,064,409
Return of Capital	-	-	-	-

	$3,138,478	$987,038	$6,510,878	$8,064,409

Year ended September 30, 2015
Ordinary Income	$266,245	$-	$1,410,928	$4,374,626
Long-term Capital Gains	2,463,722	-	5,365,024	10,475,017
Return of Capital	-	-	-	-

	$2,729,967	$-	$6,775,952	$14,849,643

	Large/Mid Cap Value	Fixed Income	High Yield Bond	Israel Common Values*	Defensive Strategies

Year ended September 30, 2016
Ordinary Income	$-	$1,241,208	$1,924,255	$58,926	$-
Long-term Capital Gains	19,429,364	-	-	-	-
Return of Capital	-	-	-	-	-

	$19,429,364	$1,241,208	$1,924,255	$58,926	$-

Year ended September 30, 2015
Ordinary Income	$1,359,637	$1,804,410	$1,905,547	$-	$399,307
Long-term Capital Gains	13,476,114	160,551	-	-	289,636
Return of Capital	-	-	-	-	-

	$14,835,751	$1,964,961	$1,905,547	$-	$688,943

	Strategic Growth	Conservative Growth	Emerging Markets*	Growth & Income Fund

Year ended September 30, 2016
Ordinary Income	$112,223	$236,705	$23,441	$67,392
Long-term Capital Gains	-	3,321,111	-	-
Return of Capital	-	-	-	-

	$112,223	$3,557,816	$23,441	$67,392

Year ended September 30, 2015
Ordinary Income	$535,578	$449,136	$216,184	$792
Long-term Capital Gains	-	1,808,134	538,346	25,865
Return of Capital	-	-	-	-

	$535,578	$2,257,270	$754,530	$26,657

* The difference between ordinary distributions paid from book and ordinary distributions paid from tax relates to allowable foreign tax credits of $23,441, $58,926 and $208,471 for fiscal year ended September 30, 2016 for the Emerging Markets, Israel Common Values and International Funds, respectively, and $32,144 for the fiscal year ended September 30, 2015 for the Emerging Markets Fund, which have been passed through to the Funds’ underlying shareholders and are deemed dividends for tax purposes.

Notes to Financial Statements

March 31, 2017 (Unaudited) (Continued)

Timothy Plan Family of Funds

As of September 30, 2016, the components of distributable earnings on a tax basis were as follows:

	Aggressive Growth Fund	International Fund	Large/Mid Cap Growth Fund	Small Cap Value Fund

Undistributed Ordinary Income	$-	$724,225	$-	$-
Long-Term Capital Gains	-	-	154,833	1,671,678
Capital Loss Carry Forward	(128,846)	(13,590,982)	-	-
Post October and Other Losses	(1,677,928)	(2,983,881)	(266,140)	(102,740)
Unrealized Appreciation (Depreciation)	643,832	9,227,747	5,040,698	7,496,094

	$(1,162,942)	$(6,622,891)	$4,929,391	$9,065,032

	Large/Mid Cap Value Fund	Fixed Income Fund	High Yield Bond Fund	Israel Common Values Fund

Undistributed Ordinary Income	$-	$324,438	$85,705	$321,199
Long-Term Capital Gains	2,332,299	-	-	-
Capital Loss Carry Forward	-	(286,765)	(2,071,373)	(1,009,420)
Post October and Other Losses	(69,271)	(278,349)	(557,149)	(320,701)
Unrealized Appreciation (Depreciation)	24,285,702	2,156,797	487,300	3,009,212

	$26,548,730	$1,916,121	$(2,055,517)	$2,000,290

	Defensive Strategies Fund	Strategic Growth Fund	Conservative Growth Fund	Emerging Markets Fund

Undistributed Ordinary Income	$197,571	$-	$-	$21,392
Long-Term Capital Gains	-	-	-	-
Capital Loss Carry Forward	(366,726)	(1,280,712)	(23,142)	(817,351)
Post October and Other Losses	(3,156,199)	(210,921)	(296,116)	(774,470)
Unrealized Appreciation (Depreciation)	5,586,240	(48,234)	24,739	(1,124,686)

	$2,260,886	$(1,539,867)	$(294,519)	$(2,695,115)

Growth & Income Fund

Undistributed Ordinary Income	$1,401
Long-Term Capital Gains	-
Capital Loss Carry Forward	(961,211)
Post October and Other Losses	(1,308,057)
Unrealized Appreciation (Depreciation)	2,968,150

$700,283

The difference between book basis and tax basis unrealized appreciation (depreciation), undistributed net investment income (loss) and accumulated net realized gain (loss) from investments are primarily attributable to the tax deferral of losses on wash sales, mark-to-market on passive foreign investment companies, and adjustments for grantor trusts, partnerships, Treasury Inflation Protected Securities, and C-Corporation return of capital distributions. The unrealized appreciation (depreciation) in the table above includes unrealized foreign currency gains (losses) of ($780), $12, ($784), and $901 for the Large/Mid Cap Value, Israel Common Values, Defensive Strategies, and Emerging Markets Funds, respectively.

Note 8  |  Capital Loss Carryforwards, Post October and Other Losses

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds incurred and elected to defer such late year losses as follows:

Fund	Late Year Losses
Aggressive Growth Fund	$161,511
Large/Mid Cap Growth Fund	266,140
Small Cap Value Fund	102,740
Large/Mid Cap Value Fund	69,271
Strategic Growth Fund	210,011
Conservative Growth Fund	226,602

Notes to Financial Statements

March 31, 2017 (Unaudited) (Continued)

Timothy Plan Family of Funds

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds incurred and elected to defer such capital losses as follows:

Fund	Late Year Losses
Aggressive Growth Fund	$1,516,417
International Fund	2,983,881
Fixed Income Fund	278,349
High Yield Bond Fund	557,149
Israel Common Values Fund	320,701
Defensive Strategies Fund	3,156,199
Strategic Growth Fund	910
Conservative Growth Fund	69,514
Emerging Markets Fund	774,470
Growth & Income Fund	1,308,057

At September 30, 2016, the following capital loss carryforwards are available to offset future capital gains.

	Capital Loss Carry Forward		Year	CLCF	CLCF
Fund	Short-Term	Long-Term	Expiring	Utilized	Expired	Total
Aggressive Growth Fund	$128,846	$-	Unlimited	$-	$-	$128,846
International Fund	-	-	2016	-	2,868,555
	8,833,573	-	2017	-	-	8,833,573
	592,985	-	2018	-	-	592,985
	844,129	-	2019	-	-	844,129
	2,841,041	479,254	Unlimited		-	3,320,295
Fixed Income Fund	106,256	180,509	Unlimited	-	-	286,765
High Yield Bond Fund	776,982	-	2017	-	-	776,982
	178,903	1,115,488	Unlimited	-	-	1,294,391
Israel Common Values Fund	641,056	368,364	Unlimited	-	-	1,009,420
Defensive Strategies Fund	342,190	24,536	Unlimited	-	-	366,726
Strategic Growth Fund	1,280,712	-	2019	303,374	-	1,280,712
Conservative Growth Fund	-	23,142	Unlimited	-	-	23,142
Emerging Markets Fund	21,230	796,121	Unlimited	-	-	817,351
Growth & Income Fund	961,211	-	Unlimited	-	-	961,211

To the extent these loss carryforwards are used to offset future capital gains, it is probable that the amount, which is offset, will not be distributed to shareholders.

Note 9 | ACCOUNTING PRONOUNCEMENT

On October 13, 2016 the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.

Note 10 | SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements

Note 11 | TAX INFORMATION (Unaudited)

The Strategic and Conservative Growth Funds designate the following for federal income tax purposes for the year ended September 30, 2016.

Strategic Growth Fund	Foreign Taxes paid	Foreign Source Income

Timothy Israel Common Values Fund	$3,178	$14,159
Timothy Emerging Markets Fund	2,368	26,650
Timothy International Fund	10,509	78,998
Conservative Growth Fund	Foreign Taxes paid	Foreign Source Income

Timothy Israel Common Values Fund	$4,288	$19,105
Timothy Emerging Markets Fund	2,485	27,968
Timothy International Fund	11,142	83,755

Notes to Financial Statements

March 31, 2017 (Unaudited) (Continued)

Timothy Plan Family of Funds

Board Annual Approval/Renewals of Advisory and Sub-Advisory Agreements (Unaudited)

Timothy Partners, Ltd; Investment Advisor to all Funds.

The continuance of the Investment Advisory Agreement (the “IA Agreement”) on behalf of each series of the Trust between the Trust and Timothy Partners, Ltd. (“TPL”) was last approved by the Board of Trustees (“the Board”), including a majority of the Trustees who are not interested persons of the Trust or any person who is a party to the Agreement, at an in-person meeting held on February 17, 2017. The Trust’s Board considered, among others, the factors described below prior to approving the Agreement.

The Trustees, including the Independent Trustees, noted the Advisor’s experience in incorporating and implementing the unique, biblically-based management style that is a stated objective as set forth in the Funds’ prospectus.

To further assist the Board in making its determination as to whether the IA Agreement should be renewed, the Board requested and received the following information: a description of TPL’s business and any personnel changes, a description of the compensation received by TPL from the Funds, information relating to the Advisor’s compliance and operational policies and procedures, and a description of any material legal proceedings or securities enforcement proceedings regarding TPL or its personnel (there were none of either). In addition, the Board requested and received financial statements of TPL for its fiscal year ended December 31, 2016.

The Board also received a report from TPL relating to the fees charged by TPL, both as an aggregate and in relation to fees charged by other advisors to similar funds. The materials prepared by TPL were provided to the Board in advance of the meeting. The Board considered the fees charged by TPL in light of the services provided to the Funds by TPL, the unique nature of the Funds and their moral screening requirements, which are maintained by TPL, and TPL’s role as a manager of managers. After full and careful consideration, the Board, with the independent trustees separately concurring, agreed that the fees charged by TPL were fair and reasonable in light of the services provided to the Funds.

The Board also discussed the nature, extent and quality of TPL’s services to the Funds. In particular, the Board noted with approval TPL’s commitment to maintaining certain targeted expense ratios for the Funds, its efforts in providing comprehensive and consistent moral screens to the investment managers, its efforts in maintaining appropriate oversight of the investment managers to each Fund, and its efforts to maintain ongoing regulatory compliance for the Funds. The Board also discussed TPL’s current fee structure and whether such structure would allow the Funds to realize economies of scale as they grow. The Board next considered the investment performance of each Fund and the Advisor’s performance in monitoring the investment managers of the underlying funds. The Board generally approved of each Fund’s performance, noting that the Funds invested in a manner that did not rely exclusively on investment performance. Further, the Board noted with approval that the investment managers of each Fund did not succumb to “style drift” in their management of each Fund’s assets, and that each Fund was committed to maintain its investment mandate, even if that meant under performance during periods when that style was out of favor. The Board noted with approval the Advisor’s ongoing efforts to maintain such consistent investment discipline. The Board also noted with approval that the Advisor’s business was devoted exclusively to serving the Funds, and that the Advisor did not realize any ancillary benefits or profits deriving from its relationship with the Funds. The Board further noted with approval the Advisor’s past activities on monitoring the performance of the underlying Funds’ various investment managers and the promptness and efficiency with which problems were brought to the Board’s attention and responsible remedies offered and executed. After careful discussion and consideration, the Board, including the separate concurrence of the independent Trustees, unanimously cast an affirmative vote, and determined that the renewal of the IA Agreement for another one-year period would be in the best interests of the Funds’ shareholders. In approving the renewal of the IA Agreement for an additional one year period, the Board did not place specific emphasis on any one factor discussed above, but considered all factors in equal light. Further, the Board had available and availed itself of the assistance of legal counsel at all times during its consideration of the IA Agreement renewal.

Barrow, Hanley, Mewhinney & Strauss; Sub-Advisor for the Fixed Income, High Yield Bond, and Defensive Strategies TIPS sleeve.

The Sub-Advisory Agreement between the Trust, TPL and Barrow, Hanley, Mewhinney & Strauss (“BHM&S”), on behalf of the Timothy Plan Fixed Income, High Yield Bond and Defensive Strategies TIPS sleeve Funds, was last renewed by the Board at a meeting held for that purpose, among others, on February 17, 2017. The Board considered the following factors in arriving at its conclusions to renew the BHM&S Sub-Advisory Agreement for an additional year. First, the Board considered the fees charged by BHM&S in light of the services provided by BHM&S. After full and careful consideration, the Board, with the independent trustees separately concurring, agreed that the fees charged by BHM&S and paid out of the fees received by TPL were fair and reasonable in light of the services provided by BHM&S. In reaching that determination, the Board relied on reports describing the fees paid to BHM&S and comparing those fees against fees paid to other investment advisors operating under similar circumstances. Next, the Board discussed the nature, extent and quality of BHM&S’s services to each Fund, including the investment performance of the Funds under BHM&S’s investment management. The Board generally approved of BHM&S’s performance, noting that the Funds managed by BHM&S invested in a manner that did not rely exclusively on investment performance. Further, the Board noted with approval that BHM&S did not succumb to “style drift” in its management of each Fund’s assets, and that BHM&S was committed to maintain its investment mandate, even if that meant under performance during periods when that style was out of favor. The Board noted with approval BHM&S’s ongoing efforts to maintain such consistent investment discipline. Next, the Board considered whether BHM&S’s current fee structure would allow the Funds to realize economies of scale as they grow. The Board decided that this particular factor was moot with respect to the BHM&S Sub-Advisory Agreement because BHM&S was paid out of the fees paid to TPL. After careful discussion and consideration, the Board, including the independent Trustees separately concurring, unanimously determined that the renewal of the BHM&S Sub-Advisory Agreement for another one-year period would be in the best interests of the Funds’ shareholders. In approving the renewal of the BHM&S Sub-Advisory Agreement for an additional one year period, the Board did not place specific emphasis on any one factor discussed above, but considered all factors in equal light. Further, the Board had available and availed itself of the assistance of legal counsel at all times during its consideration of the BHM&S Sub-Advisory Agreement renewal.

Notes to Financial Statements

March 31, 2017 (Unaudited) (Continued)

Timothy Plan Family of Funds

Westwood Management Corporation; Sub-Advisor to the Large/Mid Cap Value and the Small Cap Value Funds.

The Sub-Advisory Agreement between the Trust, TPL and Westwood Management Corporation (“Westwood”), on behalf of the Timothy Plan Small Cap Value and Large/Mid Cap Value Funds, was last renewed by the Board at a meeting held for that purpose, among others, on February 17, 2017. The Board considered the following factors in arriving at its conclusions to renew the Westwood Sub-Advisory Agreement for an additional year. First, the Board considered the fees charged by Westwood in light of the services provided by Westwood. After full and careful consideration, the Board, with the independent trustees separately concurring, agreed that the fees charged by Westwood and paid out of the fees received by TPL were fair and reasonable in light of the services provided by Westwood. In reaching that determination, the Board relied on reports describing the fees paid to Westwood and comparing those fees against fees paid to other investment advisors operating under similar circumstances. Next, the Board discussed the nature, extent and quality of Westwood’s services to each Fund, including the investment performance of the Funds under Westwood’s investment management. The Board generally approved of Westwood’s performance, noting that the Funds managed by Westwood invested in a manner that did not rely exclusively on investment performance. Further, the Board noted with approval that Westwood did not succumb to “style drift” in its management of each Fund’s assets, and that Westwood was committed to maintain its investment mandate, even if that meant under performance during periods when that style was out of favor. The Board noted with approval Westwood’s ongoing efforts to maintain such consistent investment discipline. Next, the Board considered whether Westwood’s current fee structure would allow the Funds to realize economies of scale as they grow. The Board decided that this particular factor was moot with respect to the Westwood Sub-Advisory Agreement because Westwood was paid out of the fees paid to TPL. After careful discussion and consideration, the Board, including the independent Trustees separately concurring, unanimously determined that the renewal of the Westwood Sub-Advisory Agreement for another one-year period would be in the best interests of the Funds’ shareholders. In approving the renewal of the Westwood Sub-Advisory Agreement for an additional one year period, the Board did not place specific emphasis on any one factor discussed above, but considered all factors in equal light. Further, the Board had available and availed itself of the assistance of legal counsel at all times during its consideration of the Westwood Sub-Advisory Agreement renewal.

Chartwell Investment Partners; Sub-Advisor to the Aggressive Growth and Large/Mid Cap Growth Funds.

The Sub-Advisory Agreement between the Trust, TPL and Chartwell Investment Partners (“Chartwell”), on behalf of the Timothy Plan Aggressive Growth and Large/Mid Cap Growth Funds, was last renewed by the Board at a meeting held for that purpose, among others, on February 17, 2017. The Board considered the following factors in arriving at its conclusions to renew the Chartwell Sub-Advisory Agreement for an additional year. First, the Board considered the fees charged by Chartwell in light of the services provided by Chartwell. After full and careful consideration, the Board, with the independent trustees separately concurring, agreed that the fees charged by Chartwell and paid out of the fees received by TPL were fair and reasonable in light of the services provided by Chartwell. In reaching that determination, the Board relied on reports describing the fees paid to Chartwell and comparing those fees against fees paid to other investment advisors operating under similar circumstances. Next, the Board discussed the nature, extent and quality of Chartwell’s services to each Fund, including the investment performance of the Funds under Chartwell’s investment management. The Board generally approved of Chartwell’s performance, noting that the Funds managed by Chartwell invested in a manner that did not rely exclusively on investment performance. Further, the Board noted with approval that Chartwell did not succumb to “style drift” in its management of each Fund’s assets, and that Chartwell was committed to maintain its investment mandate, even if that meant under performance during periods when that style was out of favor. The Board noted with approval Chartwell’s ongoing efforts to maintain such consistent investment discipline. Next, the Board considered whether Chartwell’s current fee structure would allow the Funds to realize economies of scale as they grow. The Board decided that this particular factor was moot with respect to the Chartwell Sub-Advisory Agreement because Chartwell was paid out of the fees paid to TPL. After careful discussion and consideration, the Board, including the independent Trustees separately concurring, unanimously determined that the renewal of the Chartwell Sub-Advisory Agreement for another one-year period would be in the best interests of the Funds’ shareholders. In approving the renewal of the Chartwell Sub-Advisory Agreement for an additional one year period, the Board did not place specific emphasis on any one factor discussed above, but considered all factors in equal light. Further, the Board had available and availed itself of the assistance of legal counsel at all times during its consideration of the Chartwell Sub-Advisory Agreement renewal.

Eagle Global Advisors; Sub-Advisor to the International Fund and Israel Common Values Fund.

The Sub-Advisory Agreement between the Trust, TPL and Eagle Global Advisors (“Eagle”), on behalf of the Timothy Plan International Fund and Israel Common Values Fund, was last renewed by the Board at a meeting held for that purpose, among others, on February 17, 2017. The Board considered the following factors in arriving at its conclusions to renew the Eagle Sub-Advisory Agreement for an additional year. First, the Board considered the fees charged by Eagle in light of the services provided by Eagle. After full and careful consideration, the Board, with the independent trustees separately concurring, agreed that the fees charged by Eagle and paid out of the fees received by TPL were fair and reasonable in light of the services provided by Eagle. In reaching that determination, the Board relied on reports describing the fees paid to Eagle and comparing those fees against fees paid to other investment advisors operating under similar circumstances. Next, the Board discussed the nature, extent and quality of Eagle’s services to the Funds, including the investment performance of the Funds under Eagle’s investment management. The Board generally approved of Eagle’s performance, noting that the Funds managed by Eagle invested in a manner that did not rely exclusively on investment performance. Further, the Board noted with approval that Eagle did not succumb to “style drift” in its management of the Funds’ assets, and that Eagle was committed to maintain its investment mandate, even if that meant under performance during periods when that style was out of favor. The Board noted with approval Eagle’s ongoing efforts to maintain such consistent investment discipline. Next, the Board considered whether Eagle’s current fee structure would allow the Funds to realize economies of scale as they grow. The Board decided that this particular factor was moot with respect to the Eagle Sub-Advisory Agreement because Eagle was paid out of the fees paid to TPL. After careful discussion and consideration, the Board, including the independent Trustees separately concurring, unanimously determined that the renewal of the Eagle Sub-Advisory Agreement for another one-year period would be in the best interests of the Funds’ shareholders. In approving the renewal of the Eagle Sub-Advisory Agreement for an additional one year period, the Board did not place specific emphasis on any one factor discussed above, but considered all factors in equal light. Further, the Board had available and availed itself of the assistance of legal counsel at all times during its consideration of the Eagle Sub-Advisory Agreement renewal.

Notes to Financial Statements

March 31, 2017 (Unaudited) (Continued)

Timothy Plan Family of Funds

Brandes Investment Partners; Sub-Advisor to the Emerging Markets Fund.

The Sub-Advisory Agreement between the Trust, TPL and Brandes Investment Partners (“Brandes”), on behalf of the Timothy Plan Emerging Market Fund, was last renewed by the Board at a meeting held for that purpose, among others, on February 17, 2017. The Board considered the following factors in arriving at its conclusions to renew the Brandes Sub-Advisory Agreement for an additional year. First, the Board considered the fees charged by Brandes in light of the services provided by Brandes. After full and careful consideration, the Board, with the independent trustees separately concurring, agreed that the fees charged by Brandes and paid out of the fees received by TPL were fair and reasonable in light of the services provided by Brandes. In reaching that determination, the Board relied on reports describing the fees paid to Brandes and comparing those fees against fees paid to other investment advisors operating under similar circumstances. Next, the Board discussed the nature, extent and quality of Brandes’s services to the Fund, including the investment performance of the Fund under Brandes’s investment management. The Board generally approved of Brandes’s performance, noting that the Fund managed by Brandes invested in a manner that did not rely exclusively on investment performance. Further, the Board noted with approval that Brandes did not succumb to “style drift” in its management of the Funds’ assets, and that Brandes was committed to maintain its investment mandate, even if that meant under performance during periods when that style was out of favor. The Board noted with approval Brandes’s ongoing efforts to maintain such consistent investment discipline. Next, the Board considered whether Brandes’s current fee structure would allow the Fund to realize economies of scale as it grows. The Board decided that this particular factor was moot with respect to the Brandes Sub-Advisory Agreement because Brandes was paid out of the fees paid to TPL. After careful discussion and consideration, the Board, including the independent Trustees separately concurring, unanimously determined that the renewal of the Brandes Sub-Advisory Agreement for another one-year period would be in the best interests of the Fund’s shareholders. In approving the renewal of the Eagle Sub-Advisory Agreement for an additional one year period, the Board did not place specific emphasis on any one factor discussed above, but considered all factors in equal light. Further, the Board had available and availed itself of the assistance of legal counsel at all times during its consideration of the Brandes Sub-Advisory Agreement renewal.

Delaware Investment Fund Advisers; Sub-Advisor to the Defensive Strategies Fund REITs sleeve.

The Sub-Advisory Agreement between the Trust, TPL and Delaware Delaware Investment Fund Advisers (“Delaware”), on behalf of the Timothy Plan Defensive Strategies Fund REITs sleeve, was last renewed by the Board at a meeting held for that purpose, among others, on February 17, 2017. The Board considered the following factors in arriving at its conclusions to renew the Delaware Sub-Advisory Agreement for an additional year. First, the Board considered the fees charged by Delaware in light of the services provided by Delaware. After full and careful consideration, the Board, with the independent trustees separately concurring, agreed that the fees charged by Delaware and paid out of the fees received by TPL were fair and reasonable in light of the services provided by Delaware. In reaching that determination, the Board relied on reports describing the fees paid to Delaware and comparing those fees against fees paid to other investment advisors operating under similar circumstances. Next, the Board discussed the nature, extent and quality of Delaware’s services to the Fund, including the investment performance of the Fund under Delaware’s investment management. The Board generally approved of Delaware’s performance, noting that the Fund managed by Delaware invested in a manner that did not rely exclusively on investment performance. Further, the Board noted with approval that Delaware did not succumb to “style drift” in its management of the Fund’s assets, and that Delaware was committed to maintain its investment mandate, even if that meant under performance during periods when that style was out of favor. The Board noted with approval Delaware’s ongoing efforts to maintain such consistent investment discipline. Next, the Board considered whether Delaware’s current fee structure would allow the Fund to realize economies of scale as it grows. The Board decided that this particular factor was moot with respect to the Delaware Sub-Advisory Agreement because Delaware was paid out of the fees paid to TPL. After careful discussion and consideration, the Board, including the independent Trustees separately concurring, unanimously determined that the renewal of the Delaware Sub-Advisory Agreement for another one-year period would be in the best interests of the Fund’s shareholders. In approving the renewal of the Delaware Sub-Advisory Agreement for an additional one year period, the Board did not place specific emphasis on any one factor discussed above, but considered all factors in equal light. Further, the Board had available and availed itself of the assistance of legal counsel at all times during its consideration of the Delaware Sub-Advisory Agreement renewal.

CoreCommodity Management, LLC; Sub-Advisor to the Defensive Strategies Fund commodities sleeve.

The Sub-Advisory Agreement between the Trust, TPL and CoreCommodity Management, LLC (“Core”), on behalf of the Timothy Plan Defensive Strategies Fund commodity sleeve, was last renewed by the Board at a meeting held for that purpose, among others, on February 17, 2017. The Board considered the following factors in arriving at its conclusions to renew the Core Sub-Advisory Agreement for an additional year. First, the Board considered the fees charged by Core in light of the services provided by Core. After full and careful consideration, the Board, with the independent trustees separately concurring, agreed that the fees charged by Core and paid out of the fees received by TPL were fair and reasonable in light of the services provided by Core. In reaching that determination, the Board relied on reports describing the fees paid to Core and comparing those fees against fees paid to other investment advisors operating under similar circumstances. Next, the Board discussed the nature, extent and quality of Core’s services to the Fund, including the investment performance of the Fund under Core’s investment management. The Board generally approved of Core’s performance, noting that the Fund managed by Core invested in a manner that did not rely exclusively on investment performance. Further, the Board noted with approval that Core did not succumb to “style drift” in its management of the Fund’s assets, and that Core was committed to maintain its investment mandate, even if that meant under performance during periods when that style was out of favor. The Board noted with approval Core’s ongoing efforts to maintain such consistent investment discipline. Next, the Board considered whether Core’s current fee structure would allow the Fund to realize economies of scale as it grows. The Board decided that this particular factor was moot with respect to the Core Sub-Advisory Agreement because Core was paid out of the fees paid to TPL. After careful discussion and consideration, the Board, including the independent Trustees separately concurring, unanimously determined that the renewal of the Core Sub-Advisory Agreement for another one-year period would be in the best interests of the Fund’s shareholders. In approving the renewal of the Core Sub-Advisory Agreement for an additional one year period, the Board did not place specific emphasis on any one factor discussed above, but considered all factors in equal light. Further, the Board had available and availed itself of the assistance of legal counsel at all times during its consideration of the Core Sub-Advisory Agreement renewal.

Notes to Financial Statements

March 31, 2017 (Unaudited) (Continued)

Timothy Plan Family of Funds

James Investment Partners; Sub-Advisor to the Growth and Income Fund.

The Sub-Advisory Agreement between the Trust, TPL and James Investment Research, Inc. (“James”), on behalf of the Timothy Plan Growth and Income Fund, was last renewed by the Board at a meeting held for that purpose, among others, on February 17, 2017. The Board considered the following factors in arriving at its conclusions to renew the James Sub-Advisory Agreement for an additional year. First, the Board considered the fees charged by James in light of the services provided by James. After full and careful consideration, the Board, with the independent trustees separately concurring, agreed that the fees charged by James and paid out of the fees received by TPL were fair and reasonable in light of the services provided by James. In reaching that determination, the Board relied on reports describing the fees paid to James and comparing those fees against fees paid to other investment advisors operating under similar circumstances. Next, the Board discussed the nature, extent and quality of James’s services to the Fund, including the investment performance of the Fund under James’s investment management. The Board generally approved of James’s performance, noting that the Fund managed by James invested in a manner that did not rely exclusively on investment performance. Further, the Board noted with approval that James did not succumb to “style drift” in its management of the Fund’s assets, and that James was committed to maintain its investment mandate, even if that meant under performance during periods when that style was out of favor. The Board noted with approval James’s ongoing efforts to maintain such consistent investment discipline. Next, the Board considered whether James’s current fee structure would allow the Fund to realize economies of scale as it grows. The Board decided that this particular factor was moot with respect to the James Sub-Advisory Agreement because James was paid out of the fees paid to TPL. After careful discussion and consideration, the Board, including the independent Trustees separately concurring, unanimously determined that the renewal of the James Sub-Advisory Agreement for another one-year period would be in the best interests of the Fund’s shareholders. In approving the renewal of the James Sub-Advisory Agreement for an additional one year period, the Board did not place specific emphasis on any one factor discussed above, but considered all factors in equal light. Further, the Board had available and availed itself of the assistance of legal counsel at all times during its consideration of the James Sub-Advisory Agreement renewal.

Expense Examples – (Unaudited)

March 31, 2017

As a shareholder of a Fund, you incur two types of costs: direct costs, such as wire fees and low balance fees; and indirect costs, including management fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as “ongoing costs”, (in dollars) of investing in each Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of October 1, 2016, through March 31, 2017.

Actual Expenses

The first line of the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would be higher.

AGGRESSIVE GROWTH FUND

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
	10/1/2016	3/31/17	10/1/2016 through 3/31/17
Actual - Class A *	$1,000.00	$1,105.60	$ 8.45
Hypothetical - Class A **	$1,000.00	$1,016.90	$ 8.10
Actual - Class C *	$1,000.00	$1,101.60	$12.37
Hypothetical - Class C **	$1,000.00	$1,013.16	$11.85
Actual - Class I *	$1,000.00	$1,107.40	$ 7.15
Hypothetical - Class I **	$1,000.00	$1,018.15	$ 6.84

*

Expenses are equal to the Fund’s annualized expense ratio of 1.61% for Class A, 2.36% for Class C and 1.36% for Class I, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/365 days (to reflect the partial year period). The Aggressive Growth Fund’s ending account value on the first line of each share class in the table is based on its actual total return of 10.56% for Class A, 10.16% for Class C and 10.74% for Class I for the period of October 1, 2016, to March 31, 2017.

**	Assumes a 5% return before expenses.

Expense Examples – (Unaudited)(Continued)

March 31, 2017

INTERNATIONAL FUND

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
	10/1/2016	3/31/17	10/1/2016 through 3/31/17
Actual - Class A *	$1,000.00	$1,036.40	$ 8.53
Hypothetical - Class A **	$1,000.00	$1,016.55	$ 8.45
Actual - Class C *	$1,000.00	$1,033.10	$ 12.32
Hypothetical - Class C **	$1,000.00	$1,012.81	$ 12.19
Actual - Class I *	$1,000.00	$1,037.90	$ 7.27
Hypothetical - Class I **	$1,000.00	$1,017.80	$ 7.19

*

Expenses are equal to the Fund’s annualized expense ratio of 1.68% for Class A, 2.43% for Class C and 1.43% for Class I, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/365 days (to reflect the partial year period). The International Fund’s ending account value on the first line of each share class in the table is based on its actual total return of 3.64% for Class A, 3.31% for Class C, and 3.79% for Class I for the period of October 1, 2016, to March 31, 2017.

**	Assumes a 5% return before expenses.

LARGE/MID CAP GROWTH FUND

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
	10/1/2016	3/31/17	10/1/2016 through 3/31/17
Actual - Class A *	$1,000.00	$1,093.40	$ 7.78
Hypothetical - Class A **	$1,000.00	$1,017.50	$ 7.49
Actual - Class C *	$1,000.00	$1,089.20	$11.67
Hypothetical - Class C **	$1,000.00	$1,013.76	$11.25
Actual - Class I *	$1,000.00	$1,095.10	$ 6.48
Hypothetical - Class I **	$1,000.00	$1,018.75	$ 6.24

*

Expenses are equal to the Fund’s annualized expense ratio of 1.49% for Class A, 2.24% for Class C and 1.24% for Class I, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/365 days (to reflect the partial year period). The Large/Mid Cap Growth Fund’s ending account value on the first line of each share class in the table is based on its actual total return of 9.34% for Class A, 8.92% for Class C, and 9.51% for Class I for the period of October 1, 2016, to March 31, 2017.

**	Assumes a 5% return before expenses.

SMALL CAP VALUE FUND

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
	10/1/2016	3/31/17	10/1/2016 through 3/31/17
Actual - Class A *	$1,000.00	$1,114.10	$ 7.59
Hypothetical - Class A **	$1,000.00	$1,017.75	$ 7.24
Actual - Class C *	$1,000.00	$1,109.90	$11.52
Hypothetical - Class C **	$1,000.00	$1,014.01	$11.00
Actual - Class I *	$1,000.00	$1,115.40	$ 6.28
Hypothetical - Class I **	$1,000.00	$1,019.00	$ 5.99

*

Expenses are equal to the Fund’s annualized expense ratio of 1.44% for Class A, 2.19% for Class C and 1.19% for Class I, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/365 days (to reflect the partial year period). The Large/Mid Cap Growth Fund’s ending account value on the first line of each share class in the table is based on its actual total return of 11.41% for Class A, 10.99% for Class C, and 11.54% for Class I for the period of October 1, 2016, to March 31, 2017.

**	Assumes a 5% return before expenses.

Expense Examples – (Unaudited)(Continued)

March 31, 2017

LARGE/MID CAP VALUE FUND

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
	10/1/2016	3/31/17	10/1/2016 through 3/31/17
Actual - Class A *	$1,000.00	$1,077.80	$ 7.51
Hypothetical - Class A **	$1,000.00	$1,017.70	$ 7.29
Actual - Class C *	$1,000.00	$1,074.50	$11.38
Hypothetical - Class C **	$1,000.00	$1,013.96	$11.05
Actual - Class I *	$1,000.00	$1,079.10	$ 6.22
Hypothetical - Class I **	$1,000.00	$1,018.95	$ 6.04

*

Expenses are equal to the Fund’s annualized expense ratio of 1.45% for Class A, 2.20% for Class C, and 1.20% for Class I which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/365 days (to reflect the partial year period). The Large/Mid Cap Value Fund’s ending account value on the first line of each share class in the table is based on its actual total return of 7.78% for Class A, 7.45% for Class C, and 7.91% for Class I for the period of October 1, 2016, to March 31, 2017.

**	Assumes a 5% return before expenses.

FIXED INCOME FUND

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
	10/1/2016	3/31/17	10/1/2016 through 3/31/17
Actual - Class A *	$1,000.00	$ 978.40	$ 5.38
Hypothetical - Class A **	$1,000.00	$1,019.50	$ 5.49
Actual - Class C *	$1,000.00	$ 974.70	$ 9.06
Hypothetical - Class C **	$1,000.00	$1,015.76	$ 9.25
Actual - Class I *	$1,000.00	$ 978.70	$ 4.54
Hypothetical - Class I **	$1,000.00	$1,020.34	$ 4.63

*

Expenses are equal to the Fund’s annualized expense ratio of 1.09% for Class A, 1.84% for Class C, and 0.92% for Class I which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/365 days (to reflect the partial year period). The Fixed Income Fund’s ending account value on the first line of each share class in the table is based on its actual total return of (2.16)% for Class A, (2.53)% for Class C, and (2.13)% for Class I for the period of October 1, 2016, to March 31, 2017.

**	Assumes a 5% return before expenses.

HIGH YIELD BOND FUND

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
	10/1/2016	3/31/17	10/1/2016 through 3/31/17
Actual - Class A *	$1,000.00	$1,028.60	$ 6.78
Hypothetical - Class A **	$1,000.00	$1,018.25	$ 6.74
Actual - Class C *	$1,000.00	$1,025.30	$10.55
Hypothetical - Class C **	$1,000.00	$1,014.51	$10.50
Actual - Class I *	$1,000.00	$1,030.00	$ 5.52
Hypothetical - Class I **	$1,000.00	$1,019.50	$ 5.49

**

Expenses are equal to the Fund’s annualized expense ratio of 1.34% for Class A, 2.09% for Class C, and 1.09% for Class I which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/365 days (to reflect the partial year period). The High Yield Bond Fund’s ending account value on the first line of each share class in the table is based on its actual total return of 2.86% for Class A, 2.53% for Class C, and 3.00% for Class I for the period of October 1, 2016, to March 31, 2017.

**	Assumes a 5% return before expenses.

Expense Examples – (Unaudited)(Continued)

March 31, 2017

DEFENSIVE STRATEGIES FUND

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
	10/1/2016	3/31/17	10/1/2016 through 3/31/17
Actual - Class A *	$1,000.00	$ 986.70	$ 7.13
Hypothetical - Class A **	$1,000.00	$1,017.75	$ 7.24
Actual - Class C *	$1,000.00	$ 982.80	$10.83
Hypothetical - Class C **	$1,000.00	$1,014.01	$11.00
Actual - Class I *	$1,000.00	$ 987.60	$ 5.90
Hypothetical - Class I **	$1,000.00	$1,018.95	$ 5.99

*

Expenses are equal to the Fund’s annualized expense ratio of 1.44% for Class A, 2.19% for Class C and 1.19% for Class I, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/365 days (to reflect the partial year period). The Defensive Strategies Fund’s ending account value on the first line of each share class in the table is based on its actual total return of (1.33)% for Class A, (1.72)% for Class C and (1.24)% for Class I for the period of October 1, 2016, to March 31, 2017.

**	Assumes a 5% return before expenses.

STRATEGIC GROWTH FUND

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
	10/1/2016	3/31/17	10/1/2016 through 3/31/17
Actual - Class A *	$1,000.00	$1,027.50	$ 5.51
Hypothetical - Class A **	$1,000.00	$1,019.50	$ 5.49
Actual - Class C *	$1,000.00	$1,023.90	$ 9.28
Hypothetical - Class C **	$1,000.00	$1,015.76	$ 9.25

*

Expenses are equal to the Fund’s annualized expense ratio of 1.09% for Class A and 1.84% for Class C, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/365 days (to reflect the partial year period). The Strategic Growth Fund’s ending account value on the first line of each share class in the table is based on its actual total return of 2.75% for Class A and 2.39% for Class C for the six-month period of October 1, 2016, to March 31, 2017.

**	Assumes a 5% return before expenses.

CONSERVATIVE GROWTH FUND

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
	10/1/2016	3/31/17	10/1/2016 through 3/31/17
Actual - Class A *	$1,000.00	$1,019.90	$ 5.34
Hypothetical - Class A **	$1,000.00	$1,019.65	$ 5.34
Actual - Class C *	$1,000.00	$1,017.30	$ 9.10
Hypothetical - Class C **	$1,000.00	$1,015.91	$ 9.10

*

Expenses are equal to the Fund’s annualized expense ratio of 1.06% for Class A and 1.81% for Class C, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/365 days (to reflect the partial year period). The Conservative Growth Fund’s ending account value on the first line of each share class in the table is based on its actual total return of 1.99% for Class A and 1.73% for Class C for the six-month period of October 1, 2016, to March 31, 2017.

**	Assumes a 5% return before expenses.

Expense Examples – (Unaudited)(Continued)

March 31, 2017

ISRAEL COMMON VALUES FUND

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
	10/1/2016	3/31/17	10/1/2016 through 3/31/17
Actual - Class A *	$1,000.00	$1,132.20	$10.10
Hypothetical - Class A **	$1,000.00	$1,015.46	$ 9.55
Actual - Class C *	$1,000.00	$1,126.90	$14.05
Hypothetical - Class C **	$1,000.00	$1,011.72	$13.29
Actual - Class I *	$1,000.00	$1,132.40	$ 8.77
Hypothetical - Class I **	$1,000.00	$1,016.70	$ 8.30

*

Expenses are equal to the Fund’s annualized expense ratio of 1.90% for Class A, 2.65% for Class C and 1.65% for Class I, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/365 days (to reflect the partial year period). The Israel Common Values Fund’s ending account value on the first line of each share class in the table is based on its actual total return of 13.22% for Class A, 12.69% for Class C and 13.24% for Class I for the period of October 1, 2016, to March 31, 2017.

**	Assumes a 5% return before expenses.

EMERGING MARKETS FUND

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
	10/1/2016	3/31/17	10/1/2016 through 3/31/17
Actual - Class A *	$1,000.00	$1,099.50	$11.62
Hypothetical - Class A **	$1,000.00	$1,013.86	$11.15
Actual - Class C *	$1,000.00	$1,095.30	$15.51
Hypothetical - Class C **	$1,000.00	$1,010.12	$14.88
Actual - Class I *	$1,000.00	$1,101.10	$10.32
Hypothetical - Class I **	$1,000.00	$1,015.11	$ 9.90

*

Expenses are equal to the Fund’s annualized expense ratio of 2.22% for Class A, 2.97% for Class C and 1.97% for Class I, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/365 days to reflect the partial year period). The Emerging Markets Fund’s ending account value on the first line of each share class in the table is based on its actual total return of 9.95% for Class A, 9.53% for Class C and 10.11% for Class I for the period of October 1, 2016, to March 31, 2017.

**	Assumes a 5% return before expenses.

GROWTH & INCOME FUND

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
	10/1/2016	3/31/17	10/1/2016 through 3/31/17
Actual - Class A *	$1,000.00	$1,015.80	$ 7.89
Hypothetical - Class A **	$1,000.00	$1,017.10	$ 7.90
Actual - Class C *	$1,000.00	$1,012.30	$11.64
Hypothetical - Class C **	$1,000.00	$1,013.36	$11.65
Actual - Class I ***	$1,000.00	$1,017.30	$ 6.64
Hypothetical - Class I **	$1,000.00	$1,018.35	$ 6.64

*

Expenses are equal to the Fund’s annualized expense ratio of 1.57% for Class A, 2.32% for Class C and 1.32% for Class I, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/365 days (to reflect the partial year period). The Growth & Income Fund’s ending account value on the first line of each share class in the table is based on its actual total return of 1.58% for Class A, 1.23% for Class C and 1.73% for Class I for the period of October 1, 2016, to March 31, 2017.

**	Assumes a 5% return before expenses.

Privacy Notice

FACTS	WHAT DOES THE TIMOTHY PLAN DO WITH YOUR PERSONAL INFORMATION?

WHY?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all information sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this Notice carefully to understand what we do.

WHAT?	The types of information we collect and share depend on the product or service you have with us. This information can include:
• Social Security Number
• Assets
• Retirement Assets
• Transaction History
• Checking Account History
• Purchase History
• Account Balances
• Account Transactions
• Wire Transfer Instructions
When you are no longer our customer, we continue to share your information as described in this Notice.

HOW?

All financial companies need to share your personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons The Timothy Plan chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information.	Does The Timothy Plan share?	Can you limit this sharing?

For our everyday business purposes- Such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	Yes	No

For our marketing purposes- to offer our products and services to you.	No	We don’t share

For joint marketing with other financial companies	No	We don’t share

For our affiliates’ everyday business purposes- information about your transactions and experiences.	Yes	No

For our affiliates’ everyday business purposes- information about your creditworthiness	No	We don’t share

For non-affiliates to market to you	No	We don’t share

Questions?	Call 800-662-0201

Who we are
Who is providing this Notice?	Timothy Plan Family of Mutual Funds Timothy Partners, Ltd.

What we do

How does The Timothy Plan protect your personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does The Timothy Plan collect your personal information?	We collect your personal information, for example, when you
• Open an account
• Provide account information
• Give us your contact information
• Make deposits or withdrawals from your account
• Make a wire transfer
• Tell us where to send the money
• Tell us who receives the money
• Show your government-issued ID
• Show your driver’s license
We also collect your personal information from other companies.

Why can’t I limit all sharing?	Federal law gives you the right to limit only:
• Sharing for affiliates’ everyday business purposes-information about your creditworthiness.
• Affiliates from using your information to market to you.
• Sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions

Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. Timothy Partners, Ltd. is an affiliate of The Timothy Plan

Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. • The Timothy Plan does not share with non-affiliates so they can market to you.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products to you. • The Timothy Plan does not jointly market.

Customer Identification Program

The Board of Trustees of the Trust has approved procedures designed to prevent and detect attempts to launder money as required under the USA PATRIOT Act. The day-to-day responsibility for monitoring and reporting any such activities has been delegated to the transfer agent, subject to the oversight and supervision of the Board.

Disclosures

HOW TO OBTAIN PROXY VOTING INFORMATION

Information regarding how the Funds voted proxies relating to Fund securities during the period ended June 30 of well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-800-732-0330 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov

HOW TO OBTAIN 1ST AND 3RD FISCAL QUARTER PORTFOLIO HOLDINGS

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-800-732-0330.

BOARD OF TRUSTEES

Arthur D. Ally

Kenneth Blackwell

Joseph E. Boatwright

Rick Copeland

Deborah Honeycutt

Bill Johnson

John C. Mulder

Charles E. Nelson

Scott Preissler

Alan Ross

Mathew D. Staver

Patrice Tsague

OFFICERS

Arthur D. Ally, President

Joseph E. Boatwright, Secretary

INVESTMENT ADVISOR

Timothy Partners, Ltd.

1055 Maitland Center Commons

Maitland, FL 32751

DISTRIBUTOR

Timothy Partners, Ltd.

1055 Maitland Center Commons

Maitland, FL 32751

TRANSFER AGENT

Gemini Fund Services, LLC

17605 Wright St., Suite 2

Omaha, NE 68130

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.

1350 Euclid Ave., Suite 800

Cleveland, OH 44115

LEGAL COUNSEL David Jones & Assoc., P.C. 18630 Crosstimber San Antonio, TX 78258

For additional information or a prospectus, please call: 1-800-846-7526

Visit the Timothy Plan web site on the internet at: www.timothyplan.com

This report is submitted for the general information of the shareholders of the

Funds. It is not authorized for distribution to prospective investors in the

Funds unless preceded or accompanied by an effective Prospectus which includes details regarding the Funds’ objectives, policies, expenses and other information. Distributed by Timothy Partners, Ltd.

HEADQUARTERS

The Timothy Plan

1055 Maitland Center Commons

Maitland, Florida 32751

(800) 846-7526

www.timothyplan.com

invest@timothyplan.com

SHAREHOLDER SERVICES

Gemini Fund Services, LLC

17605 Wright St., Suite 2

Omaha, NE 68130

(800) 662-0201

Item 2. Code of Ethics. NOT APPLICABLE – disclosed with annual report

Item 3. Audit Committee Financial Expert. NOT APPLICABLE- disclosed with annual report

Item 4. Principal Accountant Fees and Services. NOT APPLICABLE – disclosed with annual report

Item 5. Audit Committee of Listed Companies. NOT APPLICABLE – applies to listed companies only

Item 6. Schedule of Investments. NOT APPLICABLE – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. NOT APPLICABLE – applies to closed-end funds only

Item 8. Portfolio Managers of Closed-End Management Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. NOT APPLICABLE – applies to closed-end funds only

Item 10. Submission of Matters to a Vote of Security Holders. The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a) Based on an evaluation of the registrant’s disclosure controls and procedures within 90 days, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not Applicable – filed with annual report

(a)(2)	Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.

(a)(3)	Not Applicable

(b)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    The Timothy Plan

By	/s/ Arthur D. Ally
Arthur D. Ally, President/Principle Executive Officer & Treasurer/Principle Financial Officer

Date	6/8/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Arthur D. Ally
Arthur D. Ally, President/Principle Executive Officer & Treasurer/Principle Financial Officer

Date	6/8/17